                                          1933 Act File No. 33-20673
                                          1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No. 48 ........................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 49 .......................................        X
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                             VISION GROUP OF FUNDS

               (Exact Name of Registrant as Specified in Charter)

           5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          C. Grant Anderson, Esquire,
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
 X_ on August 28, 2001 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on _______________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS — CLASS A AND B SHARES

VISION GROUP OF FUNDS
for Where you want to be

VISION GROUP OF FUNDS

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Class A Shares

VISION Managed Allocation Fund—Aggressive Growth
VISION Managed Allocation Fund—Moderate Growth
VISION Managed Allocation Fund—Conservative Growth
VISION New York Municipal Income Fund
VISION Pennsylvania Municipal Income Fund
VISION Intermediate Term Bond Fund
VISION U.S. Government Securities Fund
VISION New York Tax-Free Money Market Fund
VISION Money Market Fund
VISION Treasury Money Market Fund

Class A Shares and Class B Shares

VISION International Equity Fund
VISION Small Cap Stock Fund
VISION Mid Cap Stock Fund
VISION Large Cap Growth Fund
VISION Large Cap Core Fund
VISION Large Cap Value Fund

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VISION Funds •Are NOT FDIC-Insured •Have No Bank Guarantee •May Lose Value

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

August 31, 2001

CONTENTS

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4	Fund Goals, Strategies, Risks and Performance
Bar Charts
Average Annual Total Return Tables
6	Equity Funds
12	Fund-of-Funds
17	Income Funds
21	Money Market Funds
24	Principal Risks of the Funds
26	What are the Funds’ Fees and Expenses?
30	What are the Funds’ Main Investments and Investment Techniques?
36	Specific Risks of Investing in the Funds
40	What do Shares Cost?
Sales Charge When You Purchase – Class A Shares
Sales Charge When You Redeem – Class B Shares
44	How are the Funds Sold?
Rule 12B-1 Plans
Shareholder Services
45	How to Purchase Shares
Placing Your Order
Payment Methods
Systematic Investment Program
47	How to Redeem Shares
Redemption Order Methods
Redemption Payment Options
Additional Conditions
Systematic Withdrawal Programs
50	How to Exchange Shares
Class A Share Exchanges
Class B Share Exchanges
Systematic Transfer/Exchange Plan (STEP)
52	Account and Share Information
Dividends and Capital Gains
Tax Information
54	Who Manages the Funds?
Sub-Advisers
Portfolio Managers
58	Financial Information
Financial Highlights

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FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

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This Prospectus of the VISION Group of Funds (the “Trust”) offers Class A Shares of ten portfolios, including three Money Market Funds, four Income Funds and three Managed Allocation Funds, and Class A and Class B Shares of six Equity Funds. Under a separate prospectus, the Trust offers Shares of three other portfolios for institutional investors, including two Money Market Funds and one Income Fund. VISION Treasury Money Market Fund and VISION Money Market Fund offer another class of shares, Class S Shares, under a separate prospectus. The following describes the investment goals (objectives), strategies and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

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Each of the following VISION Funds is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

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What is a Mutual Fund?

A registered investment company that makes investments on behalf of individuals and institutions who share common financial goals. A mutual fund pools the money of its shareholders to invest in a “mix” of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.

Successor VISION Fund	Corresponding Governor Fund
VISION International Equity Fund	International Equity Fund
VISION Small Cap Stock Fund	Aggressive Growth Fund
VISION Large Cap Core Fund	Established Growth Fund
VISION Managed Allocation Fund—	Lifestyle Growth Fund
Aggressive Growth
VISION Managed Allocation Fund—	Lifestyle Moderate Growth Fund
Moderate Growth
VISION Managed Allocation Fund—	Lifestyle Conservative Growth Fund
Conservative Growth
VISION Pennsylvania Municipal Income Fund	Pennsylvania Municipal Bond Fund
VISION Intermediate Term Bond Fund	Intermediate Term Income Fund

Prior to that date, each successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank Corporation on October 6, 2000. M&T Bank Corporation is the parent of M&T Asset Management, a department of Manufacturers and Traders Trust Company (“M&T Bank”), the adviser for each of the successor VISION Funds. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor VISION Fund, although the Governor Funds had different fee and expense arrangements. The shareholders of each Governor Fund approved the reorganization and received Class A Shares of the successor VISION Fund on the date of t he reorganization.

Benefits of a Mutual Fund:

  Professional money management
  Structured, disciplined decision making
  Asset diversification
  Choices to pursue a wide range of goals
  Affordability
  Accessibility

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Performance

On the following pages is performance information for Class A Shares of each Fund.

This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

For Funds that offer both Class A and B Shares (Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund, Large Cap Core Fund, Small Cap Stock Fund and International Equity Fund), Class A Shares performance is shown because it has the longest operating history.

Bar Charts

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.

Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for Class A Shares and Class B Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2000. The Funds’ total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund’s performance. You cannot invest directly in an index.

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EQUITY FUNDS

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VISION INTERNATIONAL EQUITY FUND

Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

The Fund will invest substantially all, but under normal market conditions in no event less than 80%, of its total assets in equity or convertible securities in at least eight countries other than the United States. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (“MSCI EAFE”) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The sub-adviser’s investment perspective for the Fund is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund’s sub-adviser incorporate internal analysts’ considerations of company management, competitive advantage, and each company’s core competencies, to determine a stock’s fundamental value, which is then compared to the stock’s current market price.

Total Return Bar Chart and Table

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was (11.54)%.

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Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 3.25% (quarter ended December 31, 2000). Its lowest quarterly return was (7.63)% (quarter ended September 30, 2000).

Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000.

The table shows the Fund’s Class A Shares total returns averaged over a period of years relative to the Morgan Stanley Capital International European, Australasia, Far East Index (MSCI EAFE). MSCI EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

	CLASS A	MSCI EAFE
1 Year	(13.79)%	(14.17)%
Start of Performance[1]	4.02%	4.82%

1 The Fund’s Class A Shares start of performance date was February 9, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION SMALL CAP STOCK FUND

Goal

To seek growth of capital.

Strategy

The Fund will invest substantially all, but under normal market conditions no less than 80%, of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations at the time of purchase under $2 billion, which are generally considered “small cap” stocks. The Fund intends to invest 90% or more of its assets in common stocks and securities convertible to common stocks under normal market conditions. Stocks purchased by the Fund generally will be traded on established U.S. Markets and exchanges.

The Adviser utilizes a blended style of investing by allocating and reallocating for management investment purposes varying portions of the portfolio between the Fund’s sub-advisers, LSV Asset Management (with respect to the value style portion of the portfolio) and Mazama Capital Management, Inc. (with respect to the growth style portion of the portfolio).

Total Return Bar Chart and Table

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The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.96%.

Within the period shown in the Chart, the Fund’s Class A Shares highest quarterly return was 21.54% (quarter ended June 30, 1999). Its lowest quarterly return was (19.50)% (quarter ended September 30, 1998).

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s Class A Shares total returns averaged over a period of years relative to the the Russell 2000 Index (RUS2), an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

	CLASS A	RUS2
1 Year	(2.51)%	(3.02)%
5 Years	10.69%	10.31%
Start of Performance[1]	13.23%	12.60%

The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for periods dating back to 7/1/94 and prior to the Small Cap Fund’s commencement of operations on 2/3/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

1 The Fund’s Class A Shares start of performance date was July 1, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION MID CAP STOCK FUND

Goal

To provide total return.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of mid-cap stocks. These stocks will be of comparable size to those that comprise the S&P Mid Cap 400 Index. Independence Investment Associates, Inc., the Fund’s sub-adviser (“IIA” or “sub-adviser”), will select stocks based upon both their relative value and potential for growth. The Fund’s total return will result mostly from capital appreciation rather than income.

VISION Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the “Acquired Funds”) in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s subadviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

Total Return Bar Chart and Table

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was (0.14)%.

Within the period shown in the Chart, the Fund’s Class A Shares highest quarterly return was 27.55% (quarter ended June 30, 1999). Its lowest quarterly return was (25.98)% (quarter ended September 30, 1998)

Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000.

The table shows the Fund’s Class A Shares and Class B Shares total returns averaged over a period of years relative to the Standard & Poor’s Mid Cap 400 Index (S&P 400) and the Russell Midcap Value Index (RMVI), broad-based market indexes. S&P 400 is a capitalization weighted index that measures the performance of the mid-range of the U.S. stock market. RMVI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the market capitalization of the Russell 1000 Index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

	CLASS A	CLASS B	S&P 400	RMVI
1 Year	12.76%	N/A	17.52%	19.18%
5 Years	12.67%	N/A	20.42%	15.12%
Start of Performance[1]	12.87%	9.64%	18.52%	15.00%

1 The Fund’s Class A Shares and Class B Shares start of performance dates were November 29, 1993 and March 14, 2000, respectively.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION LARGE CAP GROWTH FUND

Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of its assets in a diversified portfolio of equity securities (primarily common stock) of companies, which are considered “large cap” stocks. Montag & Caldwell, Inc., the Fund’s sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage;
  are currently, or have the potential to become industry leaders; and
  have the potential to outperform during market downturns.

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION LARGE CAP CORE FUND

Goal

To provide long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of its assets in a diversified portfolio of equity securities (primarily common stocks) of companies that have a market capitalization of at least $10 billion, which are generally considered “large cap” stocks. The Adviser utilizes a blended style of investing by using a growth-based strategy or value-based strategy (or both), as market conditions dictate. Under normal market conditions, the Fund intends to invest at least 65% of its assets in these large-cap equity securities that are expected to produce capital appreciation. The Fund will also consider to a lesser extent whether a stock offers the opportunity for income.

Total Return Bar Chart and Table

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund’s Class A Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was (13.40)%. Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 21.87% (quarter ended December 31, 1998). Its lowest quarterly return was (15.22)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000.

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The table shows the Fund’s Class A Shares total returns averaged over a period of years relative to the Standard & Poor’s 500 Index (S&P 500), an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be in the Fund’s performance. It is not possible to invest directly in an index.

	CLASS A	S&P 500
1 Year	(13.03)%	(9.13)%
5 Years	14.72%	18.33%
Start of Performance[1]	18.77%	21.35%

The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Established Growth Fund. The quoted performance of the Large Cap Core Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for periods dating back to 1/1/95 and prior to the Large Cap Core Fund’s commencement of operations on 12/2/96, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

1 The Fund’s Class A Shares start of performance dates was January 1, 1995.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION LARGE CAP VALUE FUND

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental consideration.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of income-producing equity securities of U.S. Companies that are considered “large cap.” Equity securities include common and preferred stocks, as well as convertible securities. The adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Total Return Bar Chart and Table

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 3.56%.

Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 18.26% (quarter ended December 31, 1998). Its lowest quarterly return was (11.14)% (quarter ended September 30, 1998).

Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s Class A Shares and Class B Shares total returns averaged over a period of years relative to the Standard & Poor’s 500/Barra Value Index (S&P BV), a broad-based market index. The S&P BV is constructed by sorting the S&P 500 based on their price/book ratios, with the low price/book companies forming the index. The S&P 500 is an index of large cap common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

	CLASS A	CLASS B	S&P BV
1 Year	3.30%	3.28%	6.05%
Start of Performance[1]	5.62%	4.19%	10.60%

1 The Fund’s Class A Shares and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

FUND-OF-FUNDS

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Goals

  The VISION MANAGED ALLOCATION FUND — AGGRESSIVE GROWTH seeks capital appreciation.
  The VISION MANAGED ALLOCATION FUND — MODERATE GROWTH seeks capital appreciation and, secondarily, income.
  The VISION MANAGED ALLOCATION FUND — CONSERVATIVE GROWTH seeks capital appreciation and income.

Strategies

Each Managed Allocation Fund seeks to achieve its objective by investing in a combination of underlying funds managed by the Adviser.

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The underlying funds in which each MANAGED ALLOCATION FUND may invest include VISION FUNDS’ INSTITUTIONAL PRIME MONEY MARKET FUND and TREASURY MONEY MARKET FUND. Both the Institutional Prime Money Market Fund and Treasury Money Market Fund seek current income with liquidity and stability of principal by investing in high quality money market instruments. The Institutional Prime Money Market Fund and the Treasury Money Market Fund seek to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

THE VISION MANAGED ALLOCATION FUND — AGGRESSIVE GROWTH currently plans to generally invest 70% to 100% of its assets in VISION Funds that invest primarily in equity securities. The Fund’s remaining assets may be invested in shares of underlying VISION Funds that invest primarily in fixed income securities and money market instruments.

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Aggressive Growth Assets)
MONEY MARKET FUNDS	0-20%
Institutional Prime Money Market Fund*
Treasury Money Market Fund
FIXED INCOME FUNDS	0-30%
Institutional Limited Duration U.S.
Government Fund*
Intermediate Term Bond Fund
U.S. Government Securities Fund
EQUITY FUNDS	70-100%
Large Cap Growth Fund Small Cap Stock Fund International Equity Fund Mid Cap Stock Fund Large Cap Core Fund Large Cap Value Fund

* Information on this Fund can be found in a separate VISION Funds prospectus.

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THE VISION MANAGED ALLOCATION FUND — MODERATE GROWTH generally invests at least 55% of its assets in VISION Funds that invest primarily in either equity securities or fixed income securities. The Fund’s remaining assets may be invested in shares of underlying VISION Funds that invest primarily in money market instruments.

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Moderate Growth Assets)
MONEY MARKET FUNDS	5-45%
Institutional Prime Money Market Fund*
Treasury Money Market Fund
FIXED INCOME FUNDS	15-50%
Institutional Limited Duration U.S.
Government Fund*
Intermediate Term Bond Fund
U.S. Government Securities Fund
EQUITY FUNDS	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

* Information on this Fund can be found in a separate VISION Funds prospectus.

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THE VISION MANAGED ALLOCATION FUND — CONSERVATIVE GROWTH currently plans to generally invest the largest proportion of its assets in VISION Funds that invest primarily in investment grade fixed income securities of various maturities. The Fund’s remaining assets may be invested in shares of underlying VISION Funds that invest primarily in equity securities and in money market instruments.

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Conservative Growth Assets)
MONEY MARKET FUNDS	5-50%
Institutional Prime Money Market Fund*
Treasury Money Market Fund
FIXED INCOME FUNDS	35-70%
Institutional Limited Duration U.S.
Government Fund*
Intermediate Term Bond Fund
U.S. Government Securities Fund
EQUITY FUNDS	5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

* Information on this Fund can be found in a separate VISION Funds prospectus.

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VISION MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH

Total Return Bar Chart and Table

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The bar chart shows the Fund’s total return on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was (4.35)%.

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Within the periods shown in the Chart, the Fund’s highest quarterly return was 2.19% (quarter ended March 31, 2000). Its lowest quarterly return was (4.21)% (quarter ended December 31, 2000).

Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	FUND	S&P 500	LBAB
1 Year	(8.53)%	(9.13)%	11.63%
Start of Performance[1]	2.97%	4.78%	5.20%

1 The Fund’s start of performance date was February 18, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION MANAGED ALLOCATION FUND – MODERATE GROWTH

Total Return Bar Chart and Table

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The bar chart shows the Fund’s total return on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was (1.27)%.

Within the periods shown in the Chart, the Fund’s highest quarterly return was 1.33% (quarter ended March 31, 2000). Its lowest quarterly return was (2.89)% (quarter ended December 31, 2000).

Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. Investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	FUND	S&P 500	LBAB
1 Year	(7.08)%	(9.13)%	11.63%
Start of Performance[1]	2.42%	4.22%	5.09%

1 The Fund’s start of performance date was February 4, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH

Total Return Bar Charts and Tables

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The bar chart shows the Fund’s total return on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was 1.48%.

Within the periods shown in the Chart, the Fund’s highest quarterly return was 1.28% (quarter ended March 31, 2000). Its lowest quarterly return was (1.23)% (quarter ended December 31, 2000).

Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. Investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	FUND	S&P 500	LBAB
1 Year	(4.74)%	(9.13)%	11.63%
Start of Performance[1]	0.76%	4.22%	5.09%

1 The Fund’s start of performance date was February 3, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

INCOME FUNDS

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VISION NEW YORK MUNICIPAL INCOME FUND

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

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The Fund pursues its goal by investing primarily in securities that pay interest which is exempt from federal regular income tax and personal income taxes imposed by the State of New York and New York municipalities. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities that pay interest which is exempt from federal regular income tax. However, the interest on these securities may be subject to the federal alternative minimum tax or “AMT.” Under normal market conditions, at least 80% of the value of the Fund’s assets will be invested in obligations issued by or on behalf of the State of New York, its political subdivisions or agencies that pay interest which is exempt from the personal income tax imposed by the State of New York and New York municipalities.

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Total Return Bar Chart and Table

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.46%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 6.57% (quarter ended March 31, 1995). Its lowest quarterly return was (4.48)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LBSGO) and the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

	FUND	LBSGO	LBNYTE
1 Year	7.75%	10.42%	12.08%
5 Years	4.02%	5.66%	6.17%
Start of Performance[1]	4.72%	5.54%	6.00%

1 The Fund’s start of performance date was September 22, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION PENNSYLVANIA MUNICIPAL INCOME FUND

Goal

To seek income exempt from both federal and Pennsylvania state income taxes, and preservation of capital.

Strategy

The Fund primarily invests in municipal securities issued by Pennsylvania and its local governments (“Pennsylvania Municipal Securities”), and in debt obligations issued by the government of Puerto Rico and other governmental entities whose debt obligations provide interest income exempt from federal and Pennsylvania state income taxes. The Fund is nondiversified, which means that it can invest a large percentage of its assets in a small number of issuers. The Fund expects that the dollar-weighted average maturity of its investments will be 3 to 10 years. The Fund invests in investment grade municipal securities.

During normal market conditions the Fund normally will invest at least:

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  80% of its assets in Pennsylvania municipal securities; and
  80% of its assets in securities paying interest that is exempt from federal income tax but may be subject to the federal alternative minimum tax when received by certain shareholders.

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Total Return Bar Chart and Table

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.80%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 3.65% (quarter ended December 31, 2000). Its lowest quarterly return was (1.89)% (quarter ended June 30, 1999).

Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Lehman Brothers Pennsylvania 1-12 Year Municipal Bond Index (LBP1-12MBI), which consists of bonds issued within the Commonwealth of Pennsylvania with a date of January 1, 1991 or later, including nominal maturities of 1-12 years with an issue size of $3 million or more and the Lehman Brothers State General Obligation Bond Index (LSGO), an index comprised of all state obligation debt issues. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

	FUND	LBP1–12MBI	LBSGO
1 Year	3.73%	7.61%	10.42%
Start of Performance[1]	3.39%	5.52%	6.34%

1 The Fund’s start of performance date was October 1, 1996.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION INTERMEDIATE TERM BOND FUND

Goal

To seek current income with long-term growth of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80%, of its assets in investment grade fixed income securities. These include bonds, debentures, notes, mortgage-backed and asset-backed securities, state, municipal or industrial revenue bonds, variable and floating rate securities, variable master demand notes, obligations issued or supported as to principal and interest by the U.S. Government or its agencies or instrumentalities and debt securities convertible into, or exchangeable for, common stocks. Unrated obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. The Fund will have a dollar-weighted average maturity of 3 to 10 years.

The Adviser selects securities based on current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall credit quality of the investment.

Total Return Bar Chart and Table

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The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.86%.

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Within the periods shown in the Chart, the Fund’s highest quarterly return was 4.24% (quarter ended September 30, 1998). Its lowest quarterly return was (1.61)% (quarter ended June 30, 1999).

Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The following represents the Fund’s total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), its Mortgage Backed Securities Index and its Asset Backed Securities Index and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA), which is comprised of the largest funds that invest at least 65% of their assets in investment-grade debt issues rated in the four highest rating categories with dollar-weighted average maturities of five to ten years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

	FUND	LBABI	LIIGDFA
1 Year	4.49%	11.63%	9.78%
Start of Performance[1]	4.08%	6.79%	5.74%

1 The Fund’s Class A Shares start of performance date was December 2, 1996.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION U.S. GOVERNMENT SECURITIES FUND

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio consisting of securities that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities issued by U.S. Government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage-backed securities, including Adjustable Rate Mortgage Securities (ARMS) and Collateralized Mortgage Obligations (CMOs) are included within the definition of “U.S. Government Securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset-backed securities, etc.).

Total Return Bar Chart and Table

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The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was 3.25%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 6.45% (quarter ended June 30, 1995). Its lowest quarterly return was (2.81)% (quarter ended June 30, 1994).

Average Annual Total Return Table

The Following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2000.

The table shows the Fund’s total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBAB), a broad-based market index. LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. Investment grade corporate debt and mortgage backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	FUND	LBAB
1 Year	6.89%	11.63%
5 Years	4.68%	6.46%
Start of Performance[1]	4.77%	6.47%

1 The Fund’s start of performance data was September 22, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

MONEY MARKET FUNDS

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VISION NEW YORK TAX-FREE MONEY MARKET FUND

Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund pursues its goal by investing at least 80% of its assets in tax-exempt money market obligations that generally mature in 397 days or less from the time of investment. The dollar-weighted average maturity of the Fund will not exceed 90 days. Under normal market conditions, the Fund intends to invest at least 80% of its net assets in investments, the income from which is exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

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What are Money Market Funds?

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the Funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example, the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

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Total Return Bar Chart and Table

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The Fund’s shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s total return for the six month period from January 1, 2001 to June 30, 2001 was 1.41%.

Within the periods shown in the Chart, the Fund’s highest quarterly return was 0.97% (quarter ended March 31, 1991). Its lowest quarterly return was 0.38% (quarters ended September 30, 1992 and March 31, 1993).

Average Annual Total Return

The following table represents the Fund’s Average Annual Total Return for the calendar periods ended December 31, 2000.

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FUND
1 Year	3.60%
5 Years	3.07%
10 Years	2.82%

The Fund’s 7-Day Net Yield as of December 31, 2000 was 4.03%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing at least 80% of its assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. Government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.41%.

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Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 1.56% (quarter ended March 31, 1991). Its lowest quarterly return was 0.71% (quarter ended June 30, 1993).

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Return for the calendar periods ended December 31, 2000.

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CLASS A SHARES
1 Year	5.89%
5 Years	5.10%
10 Years	4.68%

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The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2000 was 5.89%.

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Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing at least 80% of its assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations are high quality, short-term investments that generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load).

The Fund’s Class A Shares total return for the six-month period from January , 2001 to June 30, 2001 was 2.27%.

Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 1.48% (quarter ended March 31, 1991). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Return for the calendar periods ended December 31, 2000.

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CLASS A
1 Year	5.64%
5 Years	4.92%
10 Years	4.52%

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2000 was 5.66%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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PRINCIPAL RISKS OF THE FUNDS

The Funds and the Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Money Market Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the VISION Funds. Each Managed Allocation Fund is also subject to affiliated persons risk. In managing the Managed Allocation Funds, the Adviser has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Adviser is subject to conflicts of interest in allocating Fund assets among the various underlying funds both because the fees payable to it and/or its affiliates by some underlying funds are higher than the fees payable by other underlying funds and because the Adviser is also primarily responsible for managing the underlying funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds. Following are additional risks associated with investments in the Funds.

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What is Risk?

The chance that the value of an investment could decline or that income from the investment could be different than expected. There are several types of risk that vary according to the type of investment.

							MANAGED	MANAGED	MANAGED
		SMALL	MID	LARGE		LARGE	ALLOCATION	ALLOCATION	ALLOCATION
	INTL.	CAP	CAP	CAP	LARGE	CAP	FUND	FUND	FUND
	EQUITY	STOCK	STOCK	GROWTH	CAP CORE	VALUE	AGGRESSIVE	MODERATE	CONSERVATIVE
RISKS	FUND	FUND	FUND	FUND	FUND	FUND	GROWTH	GROWTH	GROWTH
Stock Market Risks[1]	X	X	X	X	X	X	X	X	X
Risks Related to
Investing for Growth[2]		X	X	X	X		X	X	X
Risks Related to
Investing for Value[3]	X	X	X		X	X	X	X	X
Risks Related to
Company Size[4]		X	X				X	X	X
Interest Rate Risks[5]								X	X
Credit Risks[6]								X	X
Call Risks[7]								X	X
Prepayment Risks[8]								X	X
Risks of Foreign Investing[9]	X						X	X	X
1	The risk posed by the fact that the value of equity securities rise and fall.
2	Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
3	Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
4	The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
5	The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
6	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
7	The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
8	The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.
9	Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

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	NY			U.S.	NY TAX-FREE		TREASURY
	MUNICIPAL	PENNSYLVANIA	INTERMEDIATE	GOVERNMENT	MONEY	MONEY	MONEY
	INCOME	MUNICIPAL	TERM BOND	SECURITIES	MARKET	MARKET	MARKET
RISKS	FUND	INCOME FUND	FUND	FUND	FUND	FUND	FUND
Interest Rate Risks[1]	X	X	X	X	X	X	X
Credit Risks[2]	X	X	X	X	X	X
Call Risks[3]	X	X	X	X	X	X	X
Prepayment Risks[4]	X	X	X	X		X
Tax Risks[5]	X	X			X
Risks of Non-diversification[6]	X	X
New York Investment Risks[7]	X				X
Pennsylvania Investment Risks[8]		X

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1	The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
2	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
3	The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
4	The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.
5	Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
6	Since this Fund is non-diversified, there is a risk that any one issuer may have a greater impact on the Fund’s Share price and performance compared to that of a diversified fund.
7	These Funds emphasize investments in New York and are more subject to events that may adversely affect New York issuers.
8	This Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.

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WHAT ARE THE FUNDS’ FEES AND EXPENSES?

VISION GROUP OF FUNDS

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Funds.

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	INTERNATIONAL		SMALL CAP		MID CAP		LARGE CAP
	EQUITY FUND		STOCK FUND		STOCK FUND		GROWTH FUND
SHAREHOLDER FEES	CLASS A	CLASS B	CLASS A	CLASS B	CLASS A	CLASS B	CLASS A	CLASS B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%	None	5.00%	None	5.00%	None	5.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES
(Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee[2]	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee[3]	0.25%	0.75%	0.25%	0.75%	0.25%	0.75%	0.25%	0.75%
Shareholder Services Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.56%	0.56%	0.20%	0.20%	0.29%	0.29%	0.52%	0.52%
Total Annual Fund Operating Expenses	2.06%	2.56%	1.55%	2.05%	1.64%	2.14%	1.87%	2.37%
Total Contractual Waiver of Fund Expenses	0.24%	0.07%	0.21%	NA	N/A	N/A	N/A	N/A
Total Annual Operating Expenses
(After Contractual Waivers and Reimbursements)	1.82%	2.49%	1.34%	2.05%	N/A	N/A	N/A	N/A
[1] Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2001. With respect to the Small Cap Stock Fund and Large Cap Growth Fund, the amounts shown below reflect anticipated voluntary waivers and net expenses the Funds expect to pay for the fiscal year ending April 30, 2002.
Total Waiver of Fund Expenses	0.16%	0.03%	0.11%	0.00%	0.31%	0.00%	0.74%	0.24%
Total Actual Annual Operating Expenses
(after waivers and reimbursements)[5]	1.66%	2.46%	1.23%	2.05%	1.33%	2.14%	1.13%	2.13%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the International Equity Fund, Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Growth Fund (after the voluntary waiver) was 0.76%, 0.82%, 0.85% and 0.71%, respectively, for the fiscal year ended April 30, 2001. With respect to International Equity Fund and Small Cap Stock Fund, the adviser has contractually agreed to waive a portion of the management fee for a one year period ending January 8, 2002. The management fee paid during this time will be 0.90% and 0.85%, respectively. After January 8, 2002, these waivers can be terminated at any time.

3 The Funds did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2001. If the Funds were accruing or paying the distribution (12b-1) fee, they would be able to pay up to 0.25% of each Fund’s average daily net assets. See “Fund Management, Distribution, and Administration.” The Fund’s Class A Shares do not expect to accrue the distribution (12b-1) fee for the fiscal year ending April 30, 2002. Pursuant to a contractual agreement, International Equity Fund and Small Cap Stock Fund will not pay or accrue the distribution (12b-1) fee for Class A Shares for the one year period ending January 8, 2002. After January 8, 2002, these waivers can be terminated at any time.

4 The Large Cap Growth Fund did not pay or accrue the shareholder services fee for Class A Shares during the fiscal year ended April 30, 2001. If the Fund was accruing or paying the shareholder services fee, it would be able to pay up to 0.25% of the Fund’s average daily net assets. See “Fund Management, Distribution, and Administration.” Pursuant to a contractual agreement, Small Cap Stock Fund will accrue and pay (after the contractual waiver) 0.20% for the one year period ending January 8, 2002. After January 8, 2002, this waiver can be terminated at any time. In addition, after January 8, 2002, the International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund expect to pay a shareholder services fee of 0.10%, 0.15% and 0.05%, respectively. The annual impact of these fees are reflected in the table above. These voluntary waivers can be terminated at any time.

5 With respect to Small Cap Stock Fund Class A Shares and Class B Shares and Large Cap Growth Fund, Class A Shares and Class B Shares Total Actual Annual Operating Expenses (after anticipated waivers) are based on anticipated expenses for the fiscal year ending April 30, 2002. Total Actual Annual Operating Expenses (after waivers) were 1.30%, 2.09%, 1.51% and 2.51, respectively, for the fiscal year ended April 30, 2001.

					MANAGED	MANAGED	MANAGED
	LARGE		LARGE		ALLOCATION	ALLOCATION	ALLOCATION	NY
	CAP		CAP		FUND	FUND	FUND	MUNICIPAL
	CORE		VALUE		AGGRS.	MODER.	CONSERV.	INCOME
	FUND		FUND		GROWTH	GROWTH	GROWTH	FUND
SHAREHOLDER FEES	CLASS A	CLASS B	CLASS A	CLASS B	CLASS A	CLASS A	CLASS A	CLASS A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None	5.50%	None	5.00%	4.50%	4.00%	4.50%
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%	None	5.00%	None	None	None	None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES
(Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee[2]	0.85%	0.85%	0.70%	0.70%	0.25%	0.25%	0.25%	0.70%
Distribution (12b-1) Fee[3]	0.25%	0.75%	0.25%	0.75%	0.25%	0.25%	0.25%	0.25%
Shareholder Services Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.18%	0.45%	0.45%	0.88%	0.72%	2.46%	0.32%
Total Annual Fund Operating Expenses	1.53%	2.03%	1.65%	2.15%	1.63%	1.47%	3.21%	1.52%
Total Contractual Waiver of Fund Expenses	0.35%	0.00%	N/A	N/A	0.44%	0.33%	1.53%	N/A
Total Annual Operating Expenses
(After Contractual Waivers and Reimbursements)	1.18%	2.03%	N/A	N/A	1.19%	1.14%	1.68%	N/A
[1] Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001. With respect to the Large Cap Core Fund, Managed Allocation Fund–Aggressive Growth, Managed Allocation Fund–Moderate Growth and Managed Allocation Fund–Conservative Growth, the amounts shown below reflect anticipated voluntary waivers and net expenses the Funds expect to pay for the fiscal year ending April 30, 2002.
Total Waiver of Fund Expenses	0.10%	0.00%	0.50%	0.00%	0.19%	0.14%	0.68%	0.64%
Total Actual Annual Operating Expenses
(after waivers and reimbursements)[5]	1.08%	2.03%	1.15%	2.15%	1.00%	1.00%	1.00%	0.88%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Large Cap Core Fund, Large Cap Value Fund, Managed Allocation Fund–Aggressive Growth, Managed Allocation Fund–Moderate Growth, Managed Allocation Fund–Conservative Growth, and New York Municipal Income Fund (after the voluntary waiver) was 0.85%, 0.70%, 0.00%, 0.00%, 0.00% and 0.56%, respectively, for the fiscal year ended April 30, 2001. With respect to Large Cap Core Fund, Managed Allocation Fund–Aggressive Growth, Managed Allocation Fund–Moderate Growth and Managed Allocation Fund–Conservative Growth, the adviser has contractually agreed to waive a portion of the management fee for a one year period ending January 8, 2002. The management fee paid during this time will be 0.85%, 0.00%, 0.00% and 0.00% . After January 8, 2002, these waivers can be terminated at any time.

3 The Large Cap Value Fund, Class A Shares and New York Municipal Fund did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2001. If the Funds were accruing or paying the distribution (12b-1) fee, they would be able to pay up to 0.25% of each Fund’s average daily net assets. See “Fund Management, Distribution, and Administration.” The Fund’s Class A Shares do not expect to accrue the distribution (12b-1) fee for the fiscal year ending April 30, 2002. Pursuant to a contractual agreement between the distributor and the Funds, the Large Cap Core Fund, Class A Shares, Managed Allocation Fund–Aggressive Growth, Managed Allocation Fund–Moderate Growth Fund, Managed Allocation–Conservative Growth Fund will not pay or accrue the distribution (12b-1) fee during the one year period ending January 8, 2002. See “Fund Management, Distribution and Administration.” The distributor agrees that this obligation shall constitute a contractual commitment enforceable by the Funds and that the distributor shall not assert any right to reimbursements of amounts so waived. After January 8, 2002, these waivers can be terminated at any time.

4 Pursuant to a contractual agreement between the shareholder services provider and the Funds, the Large Cap Core Fund, Managed Allocation Fund–Aggressive Growth Growth, Managed Allocation Fund–Moderate Growth and Managed Allocation Fund–Conservative Growth will not pay or accrue the shareholder services fee during the one year period ending January 8, 2002. After January 8, 2002, The Large Cap Core Fund, Class A Shares expect to pay a shareholder services fee of 0.15%. The annual impact of this fee is reflected in the table above. The Large Cap Value Fund did not pay or accrue a shareholder services fee for Class A Shares during the fiscal year ended April 30, 2001. If the Funds were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund’s average daily net assets. See “Fund Management, Distribution and Administration.” The Large Cap Value Fund Class A Shares do not expect to pay or accrue the shareholder services fee for the fiscal year ending April 30, 2002.

5 With respect to Large Cap Core Fund, Class A Shares and Class B Shares, Managed Allocation Fund–Aggressive Growth, Managed Allocation Fund–Moderate Growth and Managed Allocation Fund–Conservative Growth, Total Actual Annual Operating Expenses (after anticipated waivers) are based on anticipated expenses for the fiscal year ending April 30, 2002. Total Actual Annual Operating Expenses (after waivers) were 1.12%, 2.05%, 1.40%, 1.39% and 1.38% for the fiscal year ending April 30, 2001. In addition to the contractual fee waivers stated in notes 2, 3, 4, the adviser expects to reimburse certain operating expenses pursuant to a contractual agreement so that Total Annual Operating expenses paid by the Managed Allocation Fund–Conservative Growth, Managed Allocation Fund–Moderate Growth, Managed Allocation Fund–Aggressive Growth will not exceed 1.00% during the one year period ending January 8, 2002. After January 8, 2002, these reimbursements can be terminated at any time.

	PENNSYLVANIA	INTER-	U.S.	NY TAX-FREE		TREASURY
	MUNICIPAL	MEDIATE	GOVERNMENT	MONEY	MONEY	MONEY
	INCOME	TERM BOND	SECURITIES	MARKET	MARKET	MARKET
	FUND	FUND	FUND	FUND	FUND	FUND
SHAREHOLDER FEES	CLASS A	CLASS A	CLASS A	CLASS A	CLASS A	CLASS A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
ANNUAL FUND OPERATING EXPENSES
(Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee[2]	0.70%	0.70%	0.70%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee[3]	0.25%	0.25%	0.25%	None	None	None
Shareholder Services Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.23%	0.28%	0.21%	0.22%	0.18%
Total Annual Fund Operating Expenses	1.38%	1.43%	1.48%	0.96%	0.97%	0.93%
Total Contractual Waiver of Fund Expenses	0.39%	0.51%	N/A	N/A	N/A	0.24%
Total Annual Operating Expenses
(After Contractual Waivers and Reimbursements)	0.99%	0.92%	N/A	N/A	N/A	0.69%
[1] Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001. With respect to the Money Market Fund, the amounts shown below reflect anticipated voluntary waivers and net expenses the Fund expects to be paid for the fiscal year ending April 30, 2002.
Total Waiver of Fund Expenses	0.12%	0.19%	0.53%	0.34%	0.27%	0.10%
Total Actual Annual Operating Expenses
(after waivers and reimbursements)	0.87%	0.73%	0.95%	0.62%	0.70[5]%	0.59%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the funds (after the voluntary waiver) was 0.64%, 0.47%, 0.67%, 0.41%, 0.42% and 0.45%, respectively, for the fiscal year ended April 30, 2001. With respect to Treasury Money Market Fund the adviser has contractually agreed to waive a portion of the management fee for a one year period ending January 8, 2002. The management fee paid during this time will be 0.41%. After January 8, 2002, this waiver can be terminated at any time. With respect to Money Market Fund, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee is expected to be 0.35% for the fiscal year ending April 30, 2002.

3 The Funds did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2001. If the Funds were accruing or paying the distribution (12b-1) fee, they would be able to pay up to 0.25% of each Fund’s average daily net assets. See “Fund Management, Distribution, and Administration.” The Fund’s Class A Shares do not expect to accrue the distribution (12b-1) fee for the fiscal year ending April 30, 2002.

4 The New York Tax Free Money Market Fund and Money Market Fund did not pay or accrue a shareholder services fee for Class A Shares during the fiscal year ended April 30, 2001. If the Funds were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund’s average daily net assets. See “Fund Management, Distribution and Administration.” With respect to Money Market Fund, the fee paid by Class A Shares (after waivers) is expected to be 0.13% for the fiscal year ending April 30, 2002. Pursuant to a contractual agreement between the shareholder services provider and the Funds, the Pennsylvania Municipal Income Fund, Intermediate Term Bond Fund, and Treasury Money Market Fund will not pay or accrue the shareholder services fee during the one year period ending January 8, 2002. See “Fund Management, Distribution and Administration.” The shareholder services provider agrees that this obligation shall constitute a contractual commitment enforceable by the Funds and that the shareholder services provider shall not assert any right to reimbursements of amounts so waived. After January 8, 2002 the shareholder services provider can terminate this waiver at any time. After January 8, 2002, the Pennsylvania Municipal Bond Fund and Intermediate Term Bond Fund expect to pay shareholder services fees of 0.15% and 0.10%, respectively. The annual impact of these fees are reflected in the table above.

5 With respect to Money Market Fund, Total Actual Annual Operating Expenses (after anticipated waivers) is based on anticipated expenses for the fiscal year ending April 30, 2002. Total Actual Annual Operating Expenses (after waivers) were 0.64% for the fiscal year ending April 30, 2001.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A SHARES	1 YEAR	3 YEARS	5 YEARS	10 YEARS
International Equity Fund	$725	$1,138	$1,577	$2,790
Small Cap Stock Fund	$679	$993	$1,329	$2,277
Mid Cap Stock Fund	$708	$1,039	$1,393	$2,387
Large Cap Growth Fund	$729	$1,105	N/A	N/A
Large Cap Core Fund	$664	$974	$1,307	$2,245
Large Cap Value Fund	$709	$1,042	$1,398	$2,397
Managed Allocation Fund
Aggressive Growth	$615	$948	$1,303	$2,301
Managed Allocation Fund
Moderate Growth	$561	$863	$1,187	$2,101
Managed Allocation Fund
Conservative Growth	$564	$1,212	$1,884	$3,671
NY Municipal Income Fund	$598	$909	$1,242	$2,181
Pennsylvania Municipal Income Fund	$546	$831	$1,136	$2,001
Intermediate Term Bond Fund	$540	$834	$1,150	$2,044
U.S. Government Securities Fund	$594	$897	$1,222	$2,139
NY Tax-Free Money Market Fund	$98	$306	$531	$1,178
Money Market Fund	$99	$309	$536	$1,190
Treasury Money Market Fund	$70	$272	$491	$1,121

CLASS B SHARES	1 YEAR	3 YEARS	5 YEARS	10 YEARS
International Equity Fund
Expenses assuming redemption	$752	$1,290	$1,854	$2,500
Expenses assuming no redemption	$252	$990	$1,654	$2,500
Small Cap Stock Fund
Expenses assuming redemption	$708	$943	$1,303	$2,924
Expenses assuming no redemption	$208	$643	$1,103	$2,924
Mid Cap Stock Fund
Expenses assuming redemption	$717	$970	N/A	N/A
Expenses assuming no redemption	$217	$670	N/A	N/A
Large Cap Growth Fund
Expenses assuming redemption	$740	$1,039	N/A	N/A
Expenses assuming no redemption	$240	$739	N/A	N/A
Large Cap Core Fund
Expenses assuming redemption	$706	$937	$1,293	$2,903
Expenses assuming no redemption	$206	$637	$1,093	$2,903
Large Cap Value Fund
Expenses assuming redemption	$718	$973	N/A	N/A
Expenses assuming no redemption	$218	$673	N/A	N/A

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WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

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PRINCIPAL SECURITIES OF THE FUNDS:

The principal securities of each Fund are marked with an “x.”

EQUITY FUNDS

	INTERNATIONAL	SMALL CAP
	EQUITY	STOCK
	FUND	FUND
Equity Securities	X	X
Common Stocks	X	X
Preferred Stocks	X	X
Convertible Securities	X
Foreign Securities	X
Derivative Contracts	X
Futures Contracts	X
	MID CAP	LARGE CAP	LARGE CAP	LARGE CAP
	STOCK FUND	GROWTH FUND	CORE FUND	VALUE FUND
Equity Securities	X	X	X	X
Common Stocks	X	X	X	X
Preferred Stocks	X	X	X	X

FUND-OF-FUNDS

	MANAGED	MANAGED	MANAGED
	ALLOCATION FUND–	ALLOCATION FUND–	ALLOCATION FUND–
	AGGRESSIVE GROWTH	MODERATE GROWTH	CONSERVATIVE GROWTH
Investing in Securities of
other Investments Companies	X	X	X

MONEY MARKET FUNDS AND INCOME FUNDS

	PENNSYLVANIA	INTERMEDIATE
	MUNICIPAL	TERM BOND
	INCOME FUND	FUND
Fixed Income Securities	X	X
Treasury Securities
X
Agency Securities
X
Corporate Debt Securities
X
Mortgage Backed Securities
X
Asset Backed Securities
X
Zero Coupon Securities
X
Bank Instruments
X
Credit Enhancement
X
Tax Exempt Securities	X
Variable Rate Demand Instruments
X
	NY MUNICIPAL INCOME FUND	U.S. GOVERNMENT SECURITIES FUND	NY TAX-FREE MONEY MARKET FUND	MONEY MARKET FUND	TREASURY MONEY MARKET FUND
Fixed Income Securities	X	X	X	X	X
Treasury Securities
		X			X
Agency Securities
		X		X
Corporate Debt Securities
X
Mortgage Backed Securities
X
Tax Exempt Securities	X		X
General Obligation Bonds
X
Special Revenue Bonds
X
Municipal Notes
X
Variable Rate Demand Instruments
X
Special Transactions					X
Repurchase Agreements
X

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EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Equity Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the income of certain municipal securities investments may be taxable.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

PORTFOLIO TURNOVER (Equity and Income Funds only)

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

TEMPORARY DEFENSIVE INVESTMENTS

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The U.S. Government Securities Fund, NY Municipal Income Fund, Mid Cap Stock Fund, Large Cap Core Fund, Intermediate Term Bond Fund, Pennsylvania Municipal Income Fund, Managed Allocation Fund—Conservative Growth, Managed Allocation Fund—Moderate Growth, Managed Allocation Fund—Aggressive Growth, Small Cap Stock Fund, Large Cap Value Fund, Large Cap Growth Fund and International Equity Fund may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser or Sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s or Sub-Adviser’s credit assessment that the security is comparable to investment grade.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. The Managed Allocation Funds intend to invest substantially all their assets in underlying VISION Funds in order to achieve their respective investment goals.

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SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

The value of equity securities in each Equity Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline.

The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the NY Tax-Free Money Market Fund, NY Municipal Income Fund and Pennsylvania Municipal Income Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from the NY Municipal Income Fund, NY Tax-Free Money Market Fund and Pennsylvania Municipal Income Fund may be subject to the AMT.

RISKS OF NON-DIVERSIFICATION

The NY Municipal Income Fund and Pennsylvania Municipal Income Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price and performance.

NEW YORK INVESTMENT RISKS

New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact the NY Tax-Free Money Market Fund’s or NY Municipal Income Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

PENNSYLVANIA INVESTMENT RISKS

The Pennsylvania Municipal Income Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Municipal Income Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser and Sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offer Class A Shares. Only the Equity Funds offer Class B Shares. The differences between the two classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Money Market Funds and Class B Shares of the Equity Funds do not charge front-end sales charges. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The value of Shares of the Income and Equity Funds is generally determined based upon the market value of portfolio securities. The value of Shares of the Managed Allocation Funds is based upon the net asset value of the underlying VISION Funds in which they invest. However, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase, redeem or exchange Shares.

NAV for the Income, Managed Allocation and Equity Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Funds is determined twice daily at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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Each Fund’s current NAV and/or public offering price may be found in the mutual funds section of certain newspapers under “VISION Funds.”

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250, or unless the investment is by a Sweep Account, in which case the minimum initial investment is $1,000,000. Subsequent investments must be in amounts of at least $25.

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The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor’s minimum investment will be calculated by combining all accounts it maintains with the Funds.

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The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on Equity Funds; 5.00% on the Managed Allocation Fund–Aggressive Growth, 4.50% on the Managed Allocation Fund–Moderate Growth, and 4.00% on the Managed Allocation Fund–Conservative Growth; and 4.50% on the Income Funds. The Money Market Funds and Class B Shares of the Equity Funds have no front-end sales charge. The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares is 5.00%. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

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What is a Sales Load?

A sales charge, or load, is common for many mutual funds purchased through an investment professional. It is a way to compensate an objective, experienced professional for his or her advice in helping you make the right investment decision.

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What is the Difference Between A and B Shares?

When you purchase A shares of a mutual fund, you pay a one time sales charge at the time of your initial investment. Sometimes you can reduce this charge by investing a larger dollar amount. When you purchase B shares of a mutual fund, you do not pay an up-front sales charge. Instead, you will pay a back-end sales load called a “contingent deferred sales charge” if you redeem your shares within a certain time period.

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SALES CHARGE WHEN YOU PURCHASE — Class A Shares

Class A Shares of Large Cap Value Fund, Large Cap Core Fund, Large Cap Growth Fund, Mid Cap Stock Fund, Small Cap Stock Fund and International Equity Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

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	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%

Class A Shares of VISION Managed Allocation Fund — Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater*	0.00%	0.00%

Class A Shares of U.S. Government Securities Fund, Intermediate Term Bond Fund, New York Municipal Income Fund, Pennsylvania Municipal Income Fund and Managed Allocation Fund — Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%

Class A Shares of Managed Allocation Fund — Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV
Less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater*	0.00%	0.00%

* If you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 12-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge (“CDSC”). The CDSC will be calculated using the share price at the time of purchase or the time of redemption, whichever is lower.

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The sales charge at purchase may be reduced by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:

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- by you, your spouse, and your children under age 21;
- by individual members of a definable club, association or similar organization; or

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- of the same share class of two or more VISION Funds (other than money market funds);

  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

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  signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 18 months (call your investment professional or see the Fund’s purchase application for more information).

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In addition, Bank@Work customers of M&T Bank shall be entitled to a reduction of 0.25% in the sales charge as a percentage of public offering price that they would otherwise pay pursuant to the tables set forth above (e.g., a 5.50% sales charge would be reduced to 5.25%).

The sales charge may be eliminated when you purchase Shares:

  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;
  by exchanging Shares from the same share class of another VISION Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a current or retired Trustee, Director or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;
  as an employee of a dealer which has a selling group agreement with the Distributor;
  as an investor referred by any sub-adviser to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund’s Distributor, Federated Securities Corp., or Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM—Class B Shares

Your redemption proceeds may be reduced by a sales charge, commonly referred to a contingent deferred sales charge (CDSC), as follows:

SHARES HELD UP TO:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

You will not be charged a CDSC when redeeming Class B Shares:

  purchased with reinvested dividends or capital gains;
  you reinvested within 90 days of a previous redemption;
  that you exchanged into the same share class of another VISION Fund where the Shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;

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  if the redemption qualified under the Systematic Withdrawal Program;

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  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B shares of other VISION Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW ARE THE FUNDS SOLD?

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Treasury Money Market Fund offers two share classes: Class A Shares and Class S Shares. Money Market Fund offers three share classes: Class A Shares, Class S Shares and Institutional Shares. NY Tax-Free Money Market Fund, U.S. Government Securities Fund, NY Municipal Income Fund, Intermediate Term Bond Fund, Pennsylvania Municipal Income Fund, Managed Allocation Fund—Conservative Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Aggressive Growth offer one share class: Class A Shares. Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund, Large Cap Core Fund, Small Cap Stock Fund, and International Equity Fund offer two share classes: Class A Shares and Class B Shares. Each class represents interests in a single portfolio of securities.

This prospectus relates only to Class A Shares and Class B Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class S Shares and Institutional Shares.

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The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund (other than the Money Market Funds) has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds’ Class A and Class B Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, a subadviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds have no present intention of paying or accruing 12b-1 fees on Class A Shares.

SHAREHOLDER SERVICES

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The Funds have adopted a Shareholder Services Plan on behalf of each class of Shares, which is administered by Federated Services Company. M&T Securities, Inc. acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

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HOW TO PURCHASE SHARES

PLACING YOUR ORDER

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Where a Fund offers more than one Share Class and you do not specify the Class choice on your form of payment, you automatically will receive Class A Shares.

The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or Mutual Fund Services at (800) 836-2211.

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT METHODS

Payment may be made by check, federal funds wire or Automated Clearing House (ACH).

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

PAYMENT BY WIRE

You may purchase shares by Federal Reserve wire, whereby your bank sends money to the Funds’ custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.

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  Money Market Fund and Treasury Money Market Fund–If you place your order before 3:00 p.m. (Eastern time) and if payment by federal funds is received by the fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next day.
  New York Tax-Free Money Market Fund–If you place your order before 11:00 a.m. (Eastern Time) and if payment by federal funds is received by the fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next day.

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  Income, Managed Allocation, and Equity Funds–If you place your order before the close of regular trading, normally 4:00 p.m. (Eastern time), you will receive that closing day’s NAV, provided that your payment by federal funds is received the next business day.

PAYMENT BY AUTOMATED CLEARING HOUSE (ACH)

You may purchase shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. If you place your order by 3:00 p.m. (Eastern time), you will receive that closing day’s NAV. Since ACH transfers are processed overnight, you will not begin earning dividends on purchases of the Money Market Funds until the next business day.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another VISION Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. NY Tax-Free Money Market Fund, NY Municipal Income Fund and Pennsylvania Municipal Income Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.

HOW TO REDEEM SHARES

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Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times, less any applicable CDSC. Shares may be redeemed by telephone or by mail. Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

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You should note that there may be different cut-off times, depending upon the method of payment you choose (see “Redemption Payment Options” below).

REDEMPTION ORDER METHODS

By Telephone

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To redeem shares by telephone, call Mutual Fund Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

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You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call Mutual Fund Services.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

By Mail

You may redeem Shares by sending your written request to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund’s name and share class, your account number, and the number of Shares or dollar amount you wish to redeem. Please call Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

REDEMPTION PAYMENT OPTIONS

You may receive your redemption proceeds by wire, by ACH transfer, or by check.

By Wire

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  Money Market Funds–If you call before 3:00 p.m. (Eastern time), proceeds of a wire order will be wired that same day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. If you request a same-day wire redemption, you will not receive dividends for that day. Orders received after 3:00 p.m. (Eastern time) will receive dividends for that day and will be processed at the NAV next determined following receipt of the request in proper form. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.
  Equity, Managed Allocation, and Income Funds–To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day’s closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.
  Certain financial institutions may charge a fee for wire transfers.

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By ACH

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You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

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By Check

Normally, a check for the proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

Class A Shares

You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call Mutual Fund Services at (800) 836-2211.

Class B Shares

A CDSC will not be charged on SWP redemptions of Class B Shares if:

  Shares redeemed are 12% or less of the account value in a single year;
  the account is at least one year old;
  all dividends and capital gains distributions are reinvested; and
  the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call Mutual Fund Services at (800) 836-2211.

CHECKWRITING

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You may request checks to redeem Shares of the Money Market Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact Mutual Fund Services.

ONLINE TRANSACTIONS

Shareholders of the Money Market Funds can purchase, redeem, or exchange shares on-line by signing up for the M&T Online Trading Service. For more information, contact Mutual Fund Services at 800-836-2211.

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REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

HOW TO EXCHANGE SHARES

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You may exchange Shares of a Fund for the same share class of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Funds receive the exchange request in proper form. You also would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Income, Managed Allocation or Equity Funds. In order to exchange Shares you must:

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  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call Mutual Fund Services at (800) 836-2211.

CLASS A SHARE EXCHANGES

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV.

If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

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If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other Vision Fund at NAV at time of payment.

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CLASS B SHARE EXCHANGES

You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds’ management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other VISION Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling Mutual Fund Services at (800) 836-2211.

Money Market Funds

Your telephone instructions must be received by M&T Bank by 3:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

Income, Managed Allocation, and Equity Funds

Exchange instructions must be received by Mutual Fund Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund’s name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC TRANSFER/EXCHANGE PLAN (STEP)

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You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call Mutual Fund Services at (800) 836-2211.

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ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

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Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). All Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
DIVIDENDS DECLARED/
FUND	DIVIDENDS PAID
International Equity Fund	Annually/Annually

Large Cap Value Fund, Mid Cap Stock Fund, Large Cap
Growth Fund, Large Cap Core Fund, Managed Allocation
Funds and Small Cap Stock Fund	Quarterly/Quarterly

Money Market Funds, U.S. Government Securities Fund,
New York Municipal Income Fund, Intermediate Term
Bond Fund and Pennsylvania Municipal Income Fund*	Daily/Monthly

*Prior to March 1, 2001, the Intermediate Term Bond Fund and the Pennsylvania Municipal Income Fund declared dividends monthly and paid dividends monthly.

How are Capital Gains Different from Dividends?

Capital gains are the profits that result when a mutual fund sells a security in its portfolio at a higher price than when it was bought. In a mutual fund, profits from the sale of securities in the fund’s portfolio are usually distributed to shareholders annually. Dividends are the money that the fund has earned – and paid to shareholders – from the income the fund receives on the investments it holds.

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Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

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The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be as follows:

DISTRIBUTIONS ARE EXPECTED TO
FUND	BE PRIMARILY:
Mid Cap Stock Fund, Large Cap Growth Fund,
Small Cap Stock Fund, International Equity Fund,
Managed Allocation Fund – Conservative Growth,
Managed Allocation Fund – Moderate Growth and
Managed Allocation Fund – Aggressive Growth	Capital Gains

Large Cap Value Fund and Large Cap Core Fund	Dividends and Capital Gains

Treasury Money Market Fund, Money Market Fund,
U.S. Government Securities Fund and Intermediate
Term Bond Fund	Dividends

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It is anticipated that distributions for the NY Tax-Free Money Market Fund, NY Municipal Income Fund and Pennsylvania Municipal Income Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds’ dividends will be exempt from New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from New York or Pennsylvania personal income taxes, respectively. Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One M&T Plaza, Buffalo, New York 14240.

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The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 2000, M&T Bank had over $7.7 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2000, M&T Bank managed $2.4 billion in net assets of money market funds and $313.4 million in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

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FUND NAME	ADVISORY FEE
International Equity Fund	1.00%
Mid Cap Stock Fund, Large Cap Growth Fund,
Large Cap Core Fund and Small Cap Stock Fund	0.85%
Large Cap Value Fund	0.70%
Each Income Fund	0.70%
Each Money Market Fund	0.50%
Each Managed Allocation Fund	0.25%

The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

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SUB-ADVISERS

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The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise more than 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. For its services FIMCO receives a fee based upon a percentage of each Fund’s average daily net assets which is paid by the Adviser and not by the Fund. FMICO’s address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (“Independence”). Independence has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations. Independence is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Mutual Life Insurance Company. Independence and its subsidiaries manage over $30 billion in assets. Independence is a sub-adviser for over $12.0 billion in 13 mutual funds, and 7 commingled accounts. In addition, Independence is a sub-adviser to several clients with various accounts totalling more than $1.3 billion. Independence’s fee is paid by the Adviser and not the Fund. Independence’s address is 53 State Street, Boston, MA 02109.

The Adviser has delegated daily management of the Large Cap Growth Fund to the sub-adviser, Montag & Caldwell, Inc. (Montag & Caldwell). Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund’s Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $25 billion as of June 30, 2001. For its services, Montag & Caldwell receives a fee based upon a percentage of each Fund’s average daily net assets which is paid by the Adviser and not by the Fund. The sub-adviser’s address is 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248.

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The Adviser has entered into a Sub-Advisory Agreement with LSV Asset Management (“LSV”), 200 West Madison Street, Suite 2780, Chicago, Illinois 60806 which subadvises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager that currently oversees $7 billion of client assets in a broad range of investment styles for retirement plans, endowments and foundations, corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board of Trustees of the Funds and in accordance with the investment objective and restrictions of the Fund, LSV manages the value equity portion of the Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund’s records relating to such purchases and sales. For its services, LSV receives from the Adviser a fee based on a percentage of the Small Cap Stock Fund’s average daily net assets.

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The Adviser has entered into a Sub-Advisory Agreement with Mazama Capital Management, Inc. (“Mazama”), One SW Columbia Street, Suite 1860, Portland, Oregon 97258, which subadvises the growth equity portion of the Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. Mazama currently oversees $644 million of client assets in 26 institutional accounts, including accounts for corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board of Trustees of the Fund and in accordance with the investment objective and restrictions of the Fund, Mazama manages the growth equity portion of the Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund’s records relating to such purchases and sales. For its services, Mazama receives from the Adviser a fee based on a percentage of the Small Cap Stock Fund’s average daily net assets.

The Adviser has entered into a Sub-Advisory agreement with Brinson Partners, Inc., 209 South LaSalle Street, Chicago, Illinois 60604 (“Brinson”), which subadvises the International Equity Fund. Brinson is a wholly owned subsidiary of UBS AG. Brinson was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. Subject to the supervision of the Adviser and the Board of Trustees of the Funds and in accordance with the investment objective and restrictions of the International Equity Fund, Brinson manages the International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, Brinson receives a fee from the Adviser based on a percentage of the International Equity Fund’s average daily net assets.

Subject to the receipt of an exemptive order from the Securities and Exchange Commission, the Adviser (subject to the approval of the Board of Trustees) may select and replace sub-advisers and amend subadvisory agreements between the Adviser and the sub-advisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to the receipt of the order and Board approval) appoint and replace subadvisers and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except the three Managed Allocation Funds and VISION Money Market Fund.

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PORTFOLIO MANAGERS

The U.S. Government Securities Fund and Large Cap Value Fund are managed by Thomas R. Pierce. Mr. Pierce also co-manages the Large Cap Core Fund and the Managed Allocation Funds. Mr. Pierce has been the portfolio manager of the U.S. Government Securities Fund since March 1995 and of the Large Cap Value Fund since December 1999. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

Robert J. Truesdell has supervised the investment management of the U.S. Government Securities Fund since its inception. From August 1994 through February 1995, he also served as the portfolio manager of this Fund. Mr. Truesdell also co-manages the Intermediate Term Bond Fund. In addition to his responsibilities with respect to these Funds, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank’s money market and fixed income products as well as the money market funds in the VISION Group of Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo.

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The Mid Cap Stock Fund is managed by Independence’s investment committee. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk.

The Large Cap Growth Fund has been managed since its inception in March 2000 by David L. Watson. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997 Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor’s degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

The Large Cap Core Fund has been co-managed since August 2001 by Kevin Hanrahan and James Thorne. Mr. Hanrahan is a Portfolio Manager in the M&T Asset Management Department. He is responsible for covering all sectors in support of the investment portfolios, including the Large Cap Core Fund. Mr. Hanrahan first joined M&T Capital Advisors in 1994 as an Investment Analyst, and he became a member of the Investment Policy Committee. He left M&T in 1997 to serve as Research Vice President for Heartland Advisors, but returned to M&T Asset Management as a Senior Investment Research Analyst in July of 2000. Mr. Hanrahan earned his M.B.A. in Finance and International Business and holds a Bachelor of Science Degree in Finance from the State University of New York at Buffalo. He became a Chartered Financial Analyst in 1997.

Mr. Thorne joined M&T Bank in February 2001 as Vice President and Senior Portfolio Manager concentrating on equity selections as well as economic forecasting. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

The value equity portion of the Small Cap Stock Fund is managed by LSV’s team of portfolio managers, who are supported by specialized fundamental, quantitative and technical analysts. The role of the portfolio management team includes quantitative modeling, research, performance measurement and attribution analysis, benchmarking, optimization and programming. The team will conduct ongoing research relating to management of the value equity portion of the Fund.

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The growth equity portion of the Small Cap Stock Fund’s portfolio is managed by Mazama’s team of portfolio managers who are supported by specialized fundamental, quantitative and technical analysts.

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Colleen M. Marsh is the co-portfolio manager of the Intermediate Term Bond Fund and is the portfolio manager of the Pennsylvania Municipal Income Fund and institutional fixed income portfolios. She is Vice President and Senior Fixed Income Portfolio Manager for M&T Capital Advisor’s Group. She serves on M&T Capital Advisor’s Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. She is also a Regional Manager in the Philadelphia area and in this role supervises a staff of seven persons responsible for portfolio management, client services, trading and operations. Prior to joining M&T Bank, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone and managed funds and portfolios in the Trust Department there since 1985. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

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Mark Tompkins is the portfolio manager of the New York Municipal Income Fund. He is a Senior Portfolio Manager in M&T Capital Advisors Group. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

The Managed Allocation Funds are co-managed by Mark Stevenson. Mr. Stevenson is a Chartered Financial Analyst. He is a Vice President with M&T Bank. Additionally, Mr. Stevenson has been with Martindale since 1990, and for the past five years has managed retirement plan and personal trust assets for the clients of Martindale.

Brinson’s Global Equity Committee is responsible for the day-to-day management of the International Equity Fund’s portfolio. The Global Equity Committee is co-chaired by Richard Carr, Managing Director, who has more than 34 years experience in the investment industry, and Jeff Diermeier, Managing Director, who has more than 24 years experience in the investment industry.

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Kim Rogers is primarily responsible for day-to-day management of Treasury Money Market Fund. Ms. Rogers is an Assistant Vice President and a Portfolio Manager in the M&T Capital Advisors Group. Ms. Rogers is responsible for credit analysis and the trading of money market instruments for the VISION money market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993. Prior to coming to M&T, she was an analyst with Capital Research and Management Co. in Los Angeles, CA, and was responsible for researching and monitoring commercial paper credits in compliance with the SEC’s Rule 2a-7 Amendments. Ms. Rogers has a B.A. degree from Smith College, Northampton, MA. She is a member and former director of the Bond Club of Buffalo.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each Fund’s Class A Shares and Class B Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

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This information has been audited by Ernst & Young, LLP whose report, along with the Funds’ audited financial statements, is included in the April 30, 2001 VISION Funds’ Annual Report which is available upon request. The financial information presented below reflects the operations of the Funds as portfolios of VISION Group of Funds, Inc., a Maryland Corporation organized on February 23, 1998. On November 8, 2000, all of the Funds were reorganized as and became portfolios of VISION Group of Funds, a Delaware business trust organized on August 11, 2000.

The VISION Intermediate Term Bond Fund, VISION Pennsylvania Municipal Income Fund, VISION Managed Allocation Fund – Conservative Growth, VISION Managed Allocation Fund – Moderate Growth, VISION Managed Allocation Fund –Aggressive Growth, VISION Large Cap Core Fund, VISION Small Cap Stock Fund and VISION International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the “accounting survivor.” The following financial information incorporates the operations of these Funds as portfolios of the Governor Funds prior to January 8, 2001.

VISION GROUP OF FUNDS

Financial Highlights

(For a share outstanding throughout each period)

		NET	NET REALIZED			DISTRIBUTIONS	DISTRIBUTIONS
	NET ASSET	INVESTMENT	AND		DISTRIBUTIONS	IN EXCESS	FROM NET
YEAR	VALUE,	INCOME	UNREALIZED	TOTAL FROM	FROM NET	OF NET	REALIZED
ENDED	BEGINNING	(OPERATING	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	INVESTMENT	GAIN ON
APRIL 30,	OF PERIOD	LOSS)	INVESTMENTS	OPERATIONS	INCOME	INCOME	INVESTMENTS

International Equity Fund—Class A Shares(c)

1999(d)	$10.00	0.11	0.48	0.59	—	—	—
2000(f)	$10.59	0.08	1.28	1.36	(0.14)	—	(0.14)
2001(g)(m)	$11.67	0.01(h)	(1.31)	(1.30)	—	—	(0.71)

International Equity Fund—Class B Shares
2001(i)	$10.25	(0.05)(h)	(0.55)	(0.60)	—	—	—

Small Cap Stock Fund—Class A Shares(c)
1997(j)	$10.00	0.01	0.24	0.25	(0.01)	—	—
1998(f)	$10.24	(0.01)	1.30	1.29	—	—	(0.12)
1999(f)	$11.41	(0.01)	1.00	0.99	—	(0.01)	(0.37)
2000(f)	$12.02	(0.03)	1.60	1.57	—	—	(1.71)
2001(g)(m)	$11.88	(0.08)(h)	(0.64)	(0.72)	—	—	(1.14)

Small Cap Stock Fund—Class B Shares
2001(i)	$9.75	(0.05)(h)	0.31	0.26	—	—	—

Mid Cap Stock Fund—Class A Shares(k)
1997	$13.35	0.13	2.35	2.48	(0.13)	—	(0.59)
1998	$15.11	0.11	4.34	4.45	(0.09)	—	(3.34)
1999	$16.13	0.05	(1.67)	(1.62)	(0.07)	—	(0.99)
2000	$13.45	(0.01)	2.54	2.53	(0.02)	—	(0.45)
2001	$15.51	(0.03)(h)	1.00	0.97	—	—	(1.97)

Mid Cap Stock Fund—Class B Shares
2000(l)	$14.28	(0.03)	1.25	1.22	—	—	—
2001	$15.50	(0.15)(h)	1.00	0.85	—	—	(1.97)
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor International Equity Fund and Governor Aggressive Growth Fund, respectively.
(d)	Reflects operations for the period from February 9, 1999 (date of public investment) to June 30, 1999.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

			RATIOS TO AVERAGE NET ASSETS

				NET		NET ASSETS,
	NET ASSETS			INVESTMENT	EXPENSE	END OF	PORTFOLIO
TOTAL	VALUE, END	TOTAL		INCOME	WAIVER/	PERIOD	TURNOVER
DISTRIBUTIONS	OF PERIOD	RETURN(a)	EXPENSES	(OPERATING LOSS)	REIMBURSEMENT(b)	(000 OMITTED)	RATE

—	$10.59	5.90%	0.98%(e)	2.80%(e)	1.86%(e)	$39,506	17%
(0.28)	$11.67	12.87%	0.97%	0.72%	1.85%	$44,697	56%
(0.71)	$9.66	(11.41)%	1.46%(e)	0.07%(e)	0.42%(e)	$34,916	73%

—	$9.65	(5.85)%	4.04%(e)	(0.50)%(e)	0.00%(n)	$5	73%

(0.01)	$10.24	2.52%	0.66%(e)	0.28%(e)	1.35%(e)	$105,258	2%
(0.12)	$11.41	12.72%	0.83%	(0.09)%	1.33%	$135,612	8%
(0.38)	$12.02	9.24%	1.04%	(0.05)%	1.47%	$139,512	18%
(1.71)	$11.88	16.31%	1.06%	(0.25)%	1.40%	$148,926	43%
(1.14)	$10.02	(6.57)%	1.30%(e)	(0.83)%(e)	0.17%(e)	$113,499	21%

—	$10.01	2.67%	0.89%(e)	(0.72)%(e)	—	$35	21%

(0.72)	$15.11	18.61%	1.14%	0.87%	—	$114,090	134%
(3.43)	$16.13	31.40%	1.21%	0.65%	—	$143,404	88%
(1.06)	$13.45	(9.26)%	1.20%	0.32%	—	$82,203	145%
(0.47)	$15.51	19.88%	1.54%	(0.13)%	—	$110,651	163%
(1.97)	$14.51	6.51%	1.39%	(0.17)%	—	$119,409	112%

—	$15.50	8.54%	2.45%(e)	(1.82)%(e)	—	$53	163%
(1.97)	$14.38	5.69%	2.14%	(1.06)%	—	$1,364	112%

(h)	Based on average shares outstanding.
(i)	Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.
(j)	Reflects operations for the period from February 3, 1997 (date of public investment) to June 30, 1997.
(k)	Prior to October 15, 1999, reflects operations for Vision Growth and Income Fund.
(l)	Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.
(m)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(n)	Amount represents less than 0.01%.
Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.

VISION GROUP OF FUNDS

Financial Highlights—Continued

(For a share outstanding throughout each period)

		NET	NET REALIZED			DISTRIBUTIONS	DISTRIBUTIONS
	NET ASSET	INVESTMENT	AND		DISTRIBUTIONS	IN EXCESS	FROM NET
YEAR	VALUE,	INCOME	UNREALIZED	TOTAL FROM	FROM NET	OF NET	REALIZED
ENDED	BEGINNING	(OPERATING	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	INVESTMENT	GAIN ON
APRIL 30,	OF PERIOD	LOSS)	INVESTMENTS	OPERATIONS	INCOME	INCOME	INVESTMENTS

Large Cap Growth Fund—Class A Shares
2000(c)	$10.00	0.01	0.03	0.04	—	—	—
2001	$10.04	(0.02)(f)	(1.47)	(1.49)	(0.01)	—	—

Large Cap Growth Fund—Class B Shares
2000(g)	$10.31	0.00(h)	(0.27)	(0.27)	—	—	—
2001	$10.04	(0.10)(f)	(1.47)	(1.57)	(0.01)	—	—

Large Cap Core Fund—Class A Shares(j)
1997(k)	$10.00	0.08	1.13	1.21	(0.08)	—	—
1998(l)	$11.13	0.10	2.99	3.09	(0.10)	—	(0.06)
1999(l)	$14.06	0.06	2.16	2.22	(0.06)	—	(0.34)
2000(l)	$15.88	0.01	1.20	1.21	(0.01)	(0.00)(h)	(3.41)
2001(i)(n)	$13.67	(0.03)(f)	(1.93)	(1.96)	—	—	(1.31)

Large Cap Core Fund—Class B Shares(j)
2001(m)	$11.70	(0.05)(f)	(1.28)	(1.33)	—	—	—
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
(d)	Computed on an annualized basis.
(e)	Represents less than 0.01%.
(f)	Based on average shares outstanding.
(g)	Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.
(h)	Amount represents less than $0.01 per share.
(i)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year end from June 30 to April 30.
(j)	Formerly Governor Established Growth Fund.
(k)	Reflects operations for the period from December 2, 1996 (date of public investment) to June 30, 1997.
(l)	Reflects operations for the year ended June 30.
(m)	Reflects operations for the period from January 18, 2001 (date of public investment) to April 30, 2001.
(n)	Effective January 8, 2001, the Fund changed its investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.

			RATIOS TO AVERAGE NET ASSETS

				NET		NET ASSETS,
	NET ASSETS			INVESTMENT	EXPENSE	END OF	PORTFOLIO
TOTAL	VALUE, END	TOTAL		INCOME	WAIVER/	PERIOD	TURNOVER
DISTRIBUTIONS	OF PERIOD	RETURN(a)	EXPENSES	(OPERATING LOSS)	REIMBURSEMENT(b)	(000 OMITTED)	RATE

—	$10.04	0.40%	0.00%(d)(e)	1.23%(d)	4.50%(d)	$6,617	1%
(0.01)	$8.54	(14.87)%	1.51%	(0.23)%	0.14%	$12,128	52%

—	$10.04	(2.62)%	0.00%(d)(e)	0.99%(d)	5.50%(d)	$42	1%
(0.01)	$8.46	(15.66)%	2.51%	(1.16)%	0.14%	$442	52%

(0.08)	$11.13	12.20%	0.44%(d)	1.39%(d)	1.01%(d)	$190,914	1%
(0.16)	$14.06	27.92%	0.71%	0.77%	1.06%	$258,812	6%
(0.40)	$15.88	16.20%	0.91%	0.42%	1.19%	$260,437	2%
(3.42)	$13.67	9.31%	0.94%	0.07%	1.13%	$277,934	41%
(1.31)	$10.40	(15.87)%	1.12%(d)	(0.26)%(d)	0.09%(d)	$201,609	33%

—	$10.37	(11.37)%	0.79%(d)	(0.62)%(d)	—	$76	33%

VISION GROUP OF FUNDS

Financial Highlights—Continued

(For a share outstanding throughout each period)

		NET	NET REALIZED			DISTRIBUTIONS	DISTRIBUTIONS
	NET ASSET	INVESTMENT	AND		DISTRIBUTIONS	IN EXCESS	FROM NET
								YEAR	VALUE,	INCOME	UNREALIZED	TOTAL FROM	FROM NET	OF NET	REALIZED
ENDED	BEGINNING	(OPERATING	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	INVESTMENT	GAIN ON
APRIL 30,	OF PERIOD	LOSS)	INVESTMENTS	OPERATIONS	INCOME	INCOME	INVESTMENTS

Large Cap Value Fund—Class A Shares(c)
1998(d)	$9.99	0.08	1.47	1.55	(0.07)	—	—
1999	$11.47	0.19	0.78	0.97	(0.19)	—	(0.01)
2000	$12.24	0.18	(0.94)	(0.76)	(0.18)	—	(0.16)
2001	$11.14	0.09(f)	1.24	1.33	(0.09)	—	(0.42)

Large Cap Value Fund—Class B Shares
2000(g)	$11.18	0.05	0.12	0.17	(0.06)	—	(0.16)
2001	$11.13	(0.04)(f)	1.24	1.20	(0.01)	—	(0.42)

Managed Allocation Fund—Aggressive Growth(h)
1999(i)	$10.00	0.02	0.77	0.79	(0.02)	—	—
2000(j)	$10.77	0.11	0.75	0.86	(0.11)	(0.03)	(0.00)(n)
2001(k)(l)	$11.49	0.07	(0.89)	(0.82)	(0.07)	—	(0.34)

Managed Allocation Fund—Moderate Growth(h)
1999(m)	$10.00	0.04	0.56	0.60	(0.04)	—	—
2000(j)	$10.56	0.18	0.54	0.72	(0.18)	—	(0.01)
2001(k)(l)	$11.09	0.14	(0.48)	(0.34)	(0.14)	—	(0.49)
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly VISION Equity Income Fund, effective August 30, 1999.
(d)	Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.
(e)	Computed on an annualized basis.
(f)	Based on average shares outstanding.
(g)	Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.
(h)	Formerly Governor Lifestyle Growth Fund and Governor Lifestyle Moderate Growth Fund, respectively.
(i)	Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.
(j)	Reflects operations for the year ended June 30.
(k)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(l)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(m)	Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.
(n)	Amount represents less than $0.01 per share.
Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.

			RATIOS TO AVERAGE NET ASSETS

				NET		NET ASSETS,
	NET ASSETS			INVESTMENT	EXPENSE	END OF	PORTFOLIO
TOTAL	VALUE, END	TOTAL		INCOME	WAIVER/	PERIOD	TURNOVER
DISTRIBUTIONS	OF PERIOD	RETURN(a)	EXPENSES	(OPERATING LOSS)	REIMBURSEMENT(b)	(000 OMITTED)	RATE

(0.07)	$11.47	15.51%	1.08%(e)	1.41%(e)	0.52%(e)	$37,403	11%
(0.20)	$12.24	8.59%	1.02%	1.67%	—	$45,582	55%
(0.34)	$11.14	(6.15)%	0.99%	1.53%	—	$30,721	88%
(0.51)	$11.96	12.36%	1.15%	0.77%	—	$37,847	80%

(0.22)	$11.13	1.62%	1.99%(e)	0.17%(e)	—	$10	88%
(0.43)	$11.90	11.11%	2.15%	(0.38)%	—	$229	80%

(0.02)	$10.77	7.87%	1.81%(e)	0.07%(e)	51.10%(e)	$218	0%
(0.14)	$11.49	8.00%	1.64%	0.26%	9.53%	$1,352	28%
(0.41)	$10.26	(7.35)%	1.40%(e)	0.76%(e)	3.43%(e)	$1,634	72%

(0.04)	$10.56	6.02%	1.76%(e)	1.17%(e)	36.79%(e)	$285	6%
(0.19)	$11.09	6.81%	1.64%	1.09%	7.85%	$1,214	32%
(0.63)	$10.12	(3.18)%	1.39%(e)	1.70%(e)	3.73%(e)	$1,920	76%

VISION GROUP OF FUNDS

Financial Highlights—Continued

(For a share outstanding throughout each period)

			NET REALIZED			DISTRIBUTIONS
	NET ASSET		AND		DISTRIBUTIONS	FROM NET
YEAR	VALUE,	NET	UNREALIZED	TOTAL FROM	FROM NET	REALIZED
ENDED	BEGINNING	INVESTMENT	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	GAIN ON
APRIL 30,	OF PERIOD	INCOME	INVESTMENTS	OPERATIONS	INCOME	INVESTMENTS

Managed Allocation Fund—Conservative Growth(c)
1999(d)	$10.00	0.07	0.15	0.22	(0.07)	—
2000(f)	$10.15	0.25	0.24	0.49	(0.25)	(0.00)(g)
2001(h)(k)	$10.39	0.19(i)	(0.10)	0.09	(0.20)	(0.39)

New York Municipal Income Fund
1997	$9.90	0.48	0.18	0.66	(0.48)	—
1998	$10.08	0.46	0.38	0.84	(0.46)	(0.04)
1999	$10.42	0.46	0.19	0.65	(0.46)	(0.09)
2000	$10.52	0.46	(0.75)	(0.29)	(0.46)	(0.05)
2001	$9.72	0.45	0.52	0.97	(0.45)	—

Pennsylvania Municipal Income Fund(c)
1997(j)	$10.21	0.34	0.06	0.40	(0.32)	(0.00)(g)
1998(f)	$10.29	0.49	0.11	0.60	(0.50)	—
1999(f)	$10.39	0.47	(0.26)	0.21	(0.48)	(0.07)
2000(f)	$10.05	0.46	(0.27)	0.19	(0.46)	(0.01)
2001(h)(k)	$9.77	0.37	0.26	0.63	(0.37)	—
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Lifestyle Conservative Growth Fund and Governor Pennsylvania Municipal Bond Fund, respectively.
(d)	Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Amount represents less than $0.01 per share.
(h)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(i)	Based on average shares outstanding.
(j)	Reflects operations for the period from October 1, 1996 (date of initial public investment) to June 30, 1997.
(k)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.

			RATIOS TO AVERAGE NET ASSETS

						NET ASSETS,
	NET ASSET			NET	EXPENSE	END OF	PORTFOLIO
TOTAL	VALUE, END	TOTAL		INVESTMENT	WAIVER/	PERIOD	TURNOVER
DISTRIBUTIONS	OF PERIOD	RETURN(a)	EXPENSES	INCOME	REIMBURSEMENT(b)	(000 OMITTED)	RATE

(0.07)	$10.15	2.21%	1.79%(e)	2.57%(e)	92.41%(e)	$150	2%
(0.25)	$10.39	4.94%	1.65%	2.19%	25.56%	$311	28%
(0.59)	$9.89	0.94%	1.38%(e)	2.71%(e)	17.68%(e)	$448	91%

(0.48)	$10.08	6.76%	1.01%	4.74%	0.38%	$35,480	79%
(0.50)	$10.42	8.37%	0.96%	4.35%	0.31%	$43,456	45%
(0.55)	$10.52	6.37%	0.82%	4.38%	0.20%	$52,860	44%
(0.51)	$9.72	(2.71)%	0.85%	4.60%	0.20%	$48,081	34%
(0.45)	$10.24	10.11%	0.88%	4.36%	0.14%	$74,851	50%

(0.32)	$10.29	3.98%	0.37%(e)	4.46%(e)	0.86%(e)	$123,194	98%
(0.50)	$10.39	5.89%	0.58%	4.65%	0.92%	$118,685	62%
(0.55)	$10.05	1.94%	0.59%	4.45%	1.00%	$111,893	90%
(0.47)	$9.77	1.96%	0.59%	4.59%	0.93%	$92,664	96%
(0.37)	$10.03	6.53%	0.82%(e)	4.46%(e)	0.16%(e)	$86,301	37%

VISION GROUP OF FUNDS

Financial Highlights—Continued

(For a share outstanding throughout each period)

			NET REALIZED			DISTRIBUTIONS	DISTRIBUTIONS
	NET ASSET		AND		DISTRIBUTIONS	IN EXCESS	FROM NET
YEAR	VALUE,	NET	UNREALIZED	TOTAL FROM	FROM NET	OF NET	REALIZED
ENDED	BEGINNING	INVESTMENT	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	INVESTMENT	GAIN ON
APRIL 30,	OF PERIOD	INCOME	INVESTMENTS	OPERATIONS	INCOME	INCOME	INVESTMENTS

Intermediate Term Bond Fund(c)
1997(d)	$10.00	0.36	(0.23)	0.13	(0.36)	—	—
1998(f)	$9.77	0.62	0.33	0.95	(0.62)	—	—
1999(f)	$10.10	0.59	(0.50)	0.09	(0.59)	—	(0.11)
2000(f)	$9.49	0.60	(0.31)	0.29	(0.60)	—	—
2001(g)(h)	$9.18	0.49	0.28	0.77	(0.49)	—	—

U.S. Government Securities Fund
1997	$9.31	0.58	(0.03)	0.55	(0.58)	—	—
1998	$9.28	0.60	0.34	0.94	(0.60)	(0.01)(i)	—
1999	$9.61	0.58	(0.08)	0.50	(0.58)	—	(0.02)
2000	$9.51	0.59	(0.49)	0.10	(0.59)	—	—
2001	$9.02	0.59	0.41	1.00	(0.58)	—	—

New York Tax-Free Money Market Fund
1997	$1.00	0.03	—	0.03	(0.03)	—	—
1998	$1.00	0.03	—	0.03	(0.03)	—	—
1999	$1.00	0.03	—	0.03	(0.03)	—	—
2000	$1.00	0.03	—	0.03	(0.03)	—	—
2001	$1.00	0.03	—	0.03	(0.03)	—	—
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Intermediate Term Income Fund.
(d)	Reflects operations for the period from December 2, 1996 (date of initial public investment) to June 30, 1997.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed their fiscal year end from June 30 to April 30.
(h)	Effective January 8, 2001, the funds changed investment advisers from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(i)	Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.

			RATIOS TO AVERAGE NET ASSETS

						NET ASSETS,
	NET ASSET			NET	EXPENSE	END OF	PORTFOLIO
TOTAL	VALUE, END	TOTAL		INVESTMENT	WAIVER/	PERIOD	TURNOVER
DISTRIBUTIONS	OF PERIOD	RETURN(a)	EXPENSES	INCOME	REIMBURSEMENT(b)	(000 OMITTED)	RATE

(0.36)	$9.77	1.40%	0.37%(e)	6.45%(e)	0.84%(e)	$207,859	329%
(0.62)	$10.10	9.95%	0.57%	6.27%	0.92%	$275,565	218%
(0.70)	$9.49	0.82%	0.56%	5.97%	0.98%	$305,981	149%
(0.60)	$9.18	3.18%	0.56%	6.38%	0.89%	$245,161	192%
(0.49)	$9.46	8.58%	0.70%(e)	6.25%(e)	0.22%(e)	$216,993	80%

(0.58)	$9.28	6.05%	1.11%	6.23%	0.20%	$44,485	121%
(0.61)	$9.61	10.42%	1.03%	6.30%	0.09%	$53,922	70%
(0.60)	$9.51	5.31%	0.92%	5.95%	0.05%	$64,100	68%
(0.59)	$9.02	1.11%	0.93%	6.36%	0.05%	$60,165	46%
(0.58)	$9.44	11.43%	0.95%	6.27%	0.03%	$88,980	47%

(0.03)	$1.00	2.96%	0.50%	2.95%	0.35%	$56,618	—
(0.03)	$1.00	3.14%	0.50%	3.09%	0.28%	$73,345	—
(0.03)	$1.00	2.75%	0.58%	2.69%	0.14%	$110,291	—
(0.03)	$1.00	2.97%	0.60%	3.00%	0.09%	$172,791	—
(0.03)	$1.00	3.52%	0.62%	3.44%	0.09%	$158,359	—

VISION GROUP OF FUNDS

Financial Highlights—Continued

(For a share outstanding throughout each period)

	NET ASSET		DISTRIBUTIONS
YEAR	VALUE,	NET	FROM NET	NET ASSET
ENDED	BEGINNING	INVESTMENT	INVESTMENT	VALUE, END	TOTAL
APRIL 30,	OF PERIOD	INCOME	INCOME	OF PERIOD	RETURN(a)

Money Market Fund—Class A Shares
1997	$1.00	0.05	(0.05)	$1.00	4.93%
1998	$1.00	0.05	(0.05)	$1.00	5.11%
1999	$1.00	0.05	(0.05)	$1.00	4.76%
2000	$1.00	0.05	(0.05)	$1.00	4.95%
2001	$1.00	0.06	(0.06)	$1.00	5.85%

Treasury Money Market Fund—Class A Shares
1997	$1.00	0.05	(0.05)	$1.00	4.82%
1998	$1.00	0.05	(0.05)	$1.00	4.98%
1999	$1.00	0.04	(0.04)	$1.00	4.54%
2000	$1.00	0.05	(0.05)	$1.00	4.71%
2001	$1.00	0.05	(0.05)	$1.00	5.60%
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.

RATIOS TO AVERAGE NET ASSETS

	NET		NET ASSETS,
	INVESTMENT	EXPENSE WAIVER/	END OF PERIOD
EXPENSES	INCOME	REIMBURSEMENT(b)	(000 OMITTED)

0.61%	4.77%	0.10%	$599,817
0.64%	5.00%	0.05%	$686,259
0.63%	4.64%	0.05%	$932,896
0.63%	4.87%	0.05%	$1,095,128
0.64%	5.67%	0.05%	$1,598,305

0.58%	4.75%	0.10%	$373,485
0.59%	4.96%	0.08%	$441,422
0.59%	4.49%	0.08%	$498,548
0.58%	4.62%	0.08%	$423,685
0.59%	5.45%	0.09%	$790,307

VISION INTERNATIONAL EQUITY FUND
Class A Shares and Class B Shares

VISION SMALL CAP STOCK FUND
Class A Shares and Class B Shares

VISION MID CAP STOCK FUND
Class A Shares and Class B Shares

VISION LARGE CAP GROWTH FUND
Class A Shares and Class B Shares

VISION LARGE CAP CORE FUND
Class A Shares and Class B Shares

VISION LARGE CAP VALUE FUND
Class A Shares and Class B Shares

VISION MANAGED ALLOCATION FUND—
AGGRESSIVE GROWTH
Class A Shares

VISION MANAGED ALLOCATION FUND—
MODERATE GROWTH
Class A Shares

VISION MANAGED ALLOCATION FUND—
CONSERVATIVE GROWTH
Class A Shares

VISION NEW YORK MUNICIPAL INCOME FUND
Class A Shares

VISION PENNSYLVANIA MUNICIPAL INCOME FUND
Class A Shares

VISION INTERMEDIATE TERM BOND FUND
Class A Shares

VISION U.S. GOVERNMENT SECURITIES FUND
Class A Shares

VISION NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares

VISION MONEY MARKET FUND
Class A Shares

VISION TREASURY MONEY MARKET FUND
Class A Shares

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AUGUST 31, 2001

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Statements of Additional Information (SAI) dated August 31, 2001 are incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the Funds’ SAIs and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year. To obtain the SAIs, the Annual and Semi-Annual Reports and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAIs) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
 M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

SUB-ADVISER TO VISION INTERNATIONAL EQUITY FUND
Brinson Partners, Inc.
209 South LaSalle Street
Chicago, IL 60604

SUB-ADVISERS TO VISION SMALL CAP STOCK FUND
Mazama Capital Management, Inc.
One SW Columbia Street
Suite 1860
Portland, OR 97258

LSV Asset Management
200 West Madison Street
Suite 2780
Chicago, IL 60806

SUB-ADVISER TO VISION NEW YORK TAX-FREE MONEY MARKET FUND
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

SUB-ADVISER TO VISION MID CAP STOCK FUND
Independence Investment LLC
53 State Street
Boston, MA 02100

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30328-3248

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
Cusip 92830F109
Cusip 92830F810
Cusip 92830F307
Cusip 92830F778
Cusip 92830F208
Cusip 92830F760
Cusip 92830F406
Cusip 92830F851
Cusip 92830F752
Cusip 92830F844
Cusip 92830F505
Cusip 92830F794
Cusip 92830F745
Cusip 92830F786
Cusip 92830F737
Cusip 92830F695
Cusip 92830F729
Cusip 92830F687
Cusip 92830F711
Cusip 92830F679
Cusip 92830F802
Cusip 92830F661

G00157-01 (08/01)

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PROSPECTUS — CLASS S SHARES

VISION GROUP OF FUNDS

for Where you want to be

VISION GROUP OF FUNDS

Class S Shares

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VISION Treasury Money Market Fund

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VISION Money Market Fund

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VISION Funds • Are NOT FDIC-Insured • Have No Bank Guarantee • May Lose Value

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

August 31, 2001

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CONTENTS

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4	Fund Goals, Strategies, Risks and Performance
• Bar Charts
• Average Annual Total Return Tables
7	What are the Funds’ Fees and Expenses?
8	What are the Funds’ Main Investments and Investment Techniques?
10	Specific Risks of Investing in the Funds
12	What do Shares Cost?
13	How are the Funds Sold?
14	How to Purchase Shares
• Payment Methods
• Systematic Investment Program
15	How to Redeem Shares
• Redemption Order Methods
16	Account and Share Information
• Dividends and Capital Gains
• Tax Information
17	Who Manages the Funds?
18	Financial Information

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FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

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The VISION Group of Funds (the “Trust”) offers eighteen portfolios, including four Money Market Funds, five Income Funds, six Equity Funds and three Managed Allocation Funds. The following describes the investment goals, strategies and principal risks of two of the Money Market Funds: VISION Treasury Money Market Fund and VISION Money Market Fund. Although there can be no assurance that a Fund will achieve its goal, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

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What is a Mutual Fund?

A registered investment company that makes investments on behalf of individuals and institutions who share common financial goals. A mutual fund pools the money of its shareholders to invest in a “mix” of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.

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VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

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The Fund pursues its goal by investing at least 80% of its assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

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VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal by investing in high quality money market instruments.

Benefits of a Mutual Fund:

  Professional money management
  Structured, disciplined decision making
  Asset diversification
  Choices to pursue a wide range of goals
  Affordability
  Accessibility

Strategy

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The Fund pursues its goal by investing at least 80% of its assets in money market instruments, comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

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INVESTMENT STRATEGIES, RATINGS AND LIMITATIONS

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

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What is Risk?

The chance that the value of an investment could decline or that income from the investment could be different than expected. There are several types of risk that vary according to the type of investment.

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PRINCIPAL RISKS OF THE FUNDS

The Class S Shares offered by this prospectus are not deposits or obligations of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Funds.

Money Market Risks

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse effect on a Fund’s total return and yield.

PERFORMANCE

On the following pages are performance information for each Fund and its Class S Shares. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields, call (800) 836-2211.

Bar Charts

The bar chart represents the calendar year performance of Class S Shares of each Fund. Also provided is the best and worst calendar quarter performance for Class S Shares.

Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for the Class S Shares of the Funds.

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

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VISION TREASURY MONEY MARKET FUND

Total Return Bar Chart and Table

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

The Fund’s Class S Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.14%.

Within the periods shown in the Chart, the Fund’s Class S Shares highest quarterly return was 1.41% (quarter ended December 31, 2000). Its lowest quarterly return was 0.94% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Fund’s Class S Shares Average Annual Total Return for the calendar periods ended December 31, 2000.

CLASS S SHARES

1 Year	5.38%
Start of Performance[1]	4.68%

1 The Fund’s Class S Shares start of performance date was June 8, 1998.

The Fund’s Class S Shares 7-Day Net Yield as of December 31, 2000 was 5.41%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

VISION MONEY MARKET FUND

Total Return Bar Chart and Table

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

The Fund’s Class S Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.28%.

Within the periods shown in the Chart, the Fund’s Class S Shares highest quarterly return was 1.46% (quarter ended September 30, 2000). Its lowest quarterly return was 1.01% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund’s Class S Shares Average Annual Total Return for the calendar periods ending December 31, 2000.

CLASS S SHARES

1 Year	5.63%
Start of Performance[1]	4.91%

1 The Fund’s Class S Shares start of performance date was June 8, 1998.

The Fund’s Class S Shares 7-Day Net Yield as of December 31, 2000 was 5.64%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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WHAT ARE THE FUNDS’ FEES AND EXPENSES?

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These tables describe the fees and expenses that you may pay if you buy and hold Class S Shares of the Funds.

	TREASURY
	MONEY	MONEY
	MARKET	MARKET
	FUND	FUND
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES
(Before Waivers)[1]
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.25%[3]
Shareholder Services Fee[4]	0.25%	0.25%
Other Expenses	0.18%	0.22%
Total Annual Fund Operating Expenses	1.18%	1.22%
Total Contractual Waiver of Fund Expenses	0.23%	N/A
Total Annual Operating Expenses
(After Contractual Waivers)	0.95%	N/A

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001. With respect to the Money Market Fund, the amounts shown below reflect anticipated voluntary waivers and net expenses expected to be paid for the fiscal year ending April 30, 2002.

Total Waiver of Fund Expenses	0.11%	0.30%
Total Actual Annual Operating Expenses (after waivers)	0.84%	0.92%[5]

2 With respect to the Treasury Money Market Fund, the adviser has contractually agreed to waive a portion of the management fee for a one year period ending January 8, 2002. The management fee paid during this time will be 0.41% and is anticipated to be 0.41% for the remainder of the fiscal year ending April 30, 2002. After January 8, 2002, this waiver can be terminated at any time. With respect to the Money Market Fund, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee is expected to be 0.35% for the fiscal year ending April 30, 2002.

3 With respect to the Money Market Fund, the distributor anticipates waiving a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution fee is expected to be 0.22% for the fiscal year ending April 30, 2002.

4 If the Treasury Money Market Fund’s Class S Shares were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of the Fund’s average daily net assets. See “Fund Management, Distribution and Administration.” With respect to the Money Market Fund, the shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee is expected to be 0.13% for the fiscal year ending April 30, 2002.

5 With respect to the Money Market Fund, Total Actual Annual Operating Expenses are based on anticipated expenses for the fiscal year ending April 30, 2002. Total Actual Annual Operating Expenses (after waivers) were 0.89% for the fiscal year ended April 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class S Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Treasury Money Market Fund	$ 97	$352	$627	$1,411
Money Market Fund	$124	$387	$670	$1,477

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WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

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PRINCIPAL SECURITIES OF THE FUNDS:

The principal securities of each Fund are marked with an “x.”

	TREASURY MONEY	MONEY MARKET
	MARKET FUND	FUND
Fixed Income Securities	X	X
Treasury Securities	X
Agency Securities		X
Corporate Debt Securities		X
Special Transactions	X
Repurchase Agreements	X

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FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

WHAT DO SHARES COST?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. You should note that there may be different cut-off times for transactions depending on the trading method you choose. Refer to your sweep agreement for additional details. Purchase and redemptions by wire will not be available on days the Federal Reserve wire system is closed. NAV for the Funds is determined at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds do not charge front-end sales charges. Each Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

Since the Class S Shares are typically offered as part of a cash sweep program, please refer to your sweep agreement for details on account set-up requirements.

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HOW ARE THE FUNDS SOLD?

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Treasury Money Market Fund offers two share classes: Class A Shares and Class S Shares. Money Market Fund offers three share classes: Class A Shares, Class S Shares and Institutional Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class S Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares and Institutional Shares. Institutional Shares are not eligible for Sweep Accounts and, for Sweep Accounts opened after August 31, 2001, Class A Shares are available only with an initial investment of $1,000,000 or more.

The Funds’ Distributor markets the Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as a Sweep Account offered by M&T Bank, any of its affiliates and certain other financial service organizations, such as banks or broker-dealers (Service Organizations). If you invest in Class S Shares through a Sweep Account you will receive Sweep Account materials describing the various features and operations of the Sweep Account from M&T Bank. The Sweep Account materials should be reviewed in conjunction with this prospectus.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor, the Adviser, their affiliates or investment professionals for the sale and distribution of the Funds’ Class S Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SHAREHOLDER SERVICES

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The Funds have adopted a Shareholder Services Plan on behalf of Class S Shares, which is administered by Federated Services Company. M&T Securities, Inc. acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

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HOW TO PURCHASE SHARES

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PLACING YOUR ORDER

You may purchase Shares through M&T Securities, Inc., at the NAV next determined after the purchase order is received.

To make an initial investment in Class S Shares of the Funds, you must open a sweep account by completing the account application form. Sweep Account customers will also need to complete a Cash Sweep Agreement. Sweep Account customers may telephone (800) 724-2240 or contact their Bank Officer Relationship Manager for additional information.

The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445. For all other purchases, please call Mutual Fund Services at (800) 836-2211.

PAYMENT METHODS

Payment for fund shares occurs via the automated sweep process. Please refer to your cash sweep agreement for additional details.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


HOW TO REDEEM SHARES


Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times. Shares may be redeemed by telephone or by mail. Sweep Account customers should refer to their Cash Sweep Agreement.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare dividends daily and pay them monthly. Dividends (if any) are paid to shareholders invested in a Fund on the record date.


The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, we reserve the right to close accounts below $250, subject to the status of the Sweep Account. Before an account is closed, you will be given 30 days notice.


TAX INFORMATION


The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.


Fund distributions for the Funds are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?


The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One M&T Plaza, Buffalo, New York 14240.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses through New York State. As of December 31, 2000, M&T Bank had over $7.7 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2000, M&T Bank managed $2.4 billion in net assets of money market funds and $313.4 million in the net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


For its services under an Advisory Contract, the Adviser is entitled to receive an annual Advisory Fee from the Funds, equal to 0.50% of each Fund’s average daily net assets.


Sub-Advisers

Under its Advisory Contract, the Adviser may appoint one or more sub-advisers to manage the portfolio of a Fund. Subject to the receipt of an exemptive order from the Securities and Exchange Commission, the Adviser (subject to the approval of the Board of Trustees) may select and replace sub-advisers and amend subadvisory agreements between the Adviser and the sub-advisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to the receipt of the order and Board approval) appoint and replace sub-advisers and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Treasury Money Market Fund only.

Portfolio Manager

Kim Rogers is primarily responsible for day-to-day management of Treasury Money Market Fund. Ms. Rogers is an Assistant Vice President and a Portfolio Manager in the M&T Capital Advisors Group. Ms. Rogers is responsible for credit analysis and the trading of money market instruments for the VISION money market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993. Prior to coming to M&T, she was an analyst with Capital Research and Management Co. in Los Angeles, CA, and was responsible for researching and monitoring commercial paper credits in compliance with the SEC’s Rule 2a-7 Amendments. Ms. Rogers has a B.A. degree from Smith College, Northampton, MA. She is a member and former director of the Bond Club of Buffalo.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each Fund’s Class S Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young, LLP whose report, along with the Funds’ audited financial statements, is included in the Annual Report which is available upon request.


The financial information presented below incorporates the operations of the Funds as portfolios of VISION Group of Funds, Inc., a Maryland Corporation organized on February 23, 1988. On November 8, 2000, all of the Funds were reorganized as and became portfolios of VISION Group of Funds, a Delaware business trust organized on August 11, 2000.


FINANCIAL INFORMATION

VISION GROUP OF FUNDS

Financial Highlights

(For a share outstanding throughout each period)


	NET ASSET		DISTRIBUTIONS
YEAR	VALUE,	NET	FROM NET	NET ASSET
ENDED	BEGINNING	INVESTMENT	INVESTMENT	VALUE, END
APRIL 30,	OF PERIOD	INCOME	INCOME	OF PERIOD

Treasury Money Market Fund—Class S Shares

1999(c)	$1.00	0.04	(0.04)	$1.00

2000	$1.00	0.04	(0.04)	$1.00

2001	$1.00	0.05	(0.05)	$1.00

Money Market Fund—Class S Shares

1999(c)	$1.00	0.04	(0.04)	$1.00

2000	$1.00	0.05	(0.05)	$1.00

2001	$1.00	0.05	(0.05)	$1.00
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.
(d)	Computed on an annualized basis.

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.



FINANCIAL INFORMATION

	RATIOS TO AVERAGE NET ASSETS

		NET	EXPENSE	NET ASSETS,
TOTAL		INVESTMENT	WAIVER/	END OF PERIOD
RETURN(a)	EXPENSES	INCOME	REIMBURSEMENT(b)	(000 OMITTED)

3.77%	0.84%(d)	4.17%(d)	0.08%(d)	$21,153

4.45%	0.83%	4.36%	0.08%	$20,704

5.34%	0.84%	5.26%	0.09%	$21,070

3.98%	0.88%(d)	4.42%(d)	0.05%(d)	$16,368

4.69%	0.88%	4.71%	0.05%	$48,760

5.59%	0.89%	5.48%	0.05%	$61,450


VISION TREASURY MONEY MARKET FUND

VISION MONEY MARKET FUND


AUGUST 31, 2001

A Statement of Additional Information (SAI) dated August 31, 2001 is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports and other information without charge, and make inquiries, call (800) 836-2211.


You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
Cusip 92830F885
Cusip 92830F877

G00157-03 (08/01)


                             VISION GROUP OF FUNDS

                      Statement of Additional Information

                                August 31, 2001
================================================================================

================================================================================

                       VISION Treasury Money Market Fund
                       Class A Shares and Class S Shares

                            VISION Money Market Fund
                       Class A Shares and Class S Shares

                    VISION New York Tax-Free Money Market Fund
                                 Class A Shares

                     VISION U.S. Government Securities Fund
                                 Class A Shares

                       VISION Intermediate Term Bond Fund

                                 Class A Shares

                     VISION New York Municipal Income Fund
                                 Class A Shares

                   VISION Pennsylvania Municipal Income Fund

                                 Class A Shares

              VISION Managed Allocation Fund - Conservative Growth

                                 Class A Shares

                VISION Managed Allocation Fund - Moderate Growth

                                 Class A Shares

               VISION Managed Allocation Fund - Aggressive Growth

                                 Class A Shares

                          VISION Large Cap Value Fund
                       Class A Shares and Class B Shares

                           VISION Large Cap Core Fund

                       Class A Shares and Class B Shares

                          VISION Large Cap Growth Fund

                       Class A Shares and Class B Shares

                           VISION Mid Cap Stock Fund

                       Class A Shares and Class B Shares

                          VISION Small Cap Stock Fund

                       Class A Shares and Class B Shares

                        VISION International Equity Fund

                       Class A Shares and Class B Shares

================================================================================

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectus for the Funds dated August 31, 2001.

This SAI  incorporates  by  reference  the  Funds'  Annual  Reports.  Obtain the prospectus or the Annual  Report  without  charge by calling (800)  836-2211 (in the Buffalo area call (716) 635-9368).

================================================================================
CONTENTS
================================================================================
How Are the Funds Organized?                          1
Securities In Which the Funds Invest                        2
Investment Risks                                13
Fundamental Investment Objectives                     18
Investment Limitations                                19
Determining Market Value of Securities                24
What Do Shares Cost?                                  25
How Are the Funds Sold?                         26
Exchanging Securities For Shares                      27
Subaccounting Services                          27
Redemption in Kind                                    27
Account and Share Information                         27
Tax Information                                 30
Who Manages and Provides Services to the Funds?       32
Fees Paid by the Funds for Services                   38
How Do the Funds Measure Performance?                 40
Financial Information                                 47
Investment Ratings                                    48
Addresses                                       Back Cover Page

Cusip  92830F109  Cusip 92830F851     Cusip 92830F745
            92830F307              92830F844            92830F737
            92830F208              92830F778            92830F729
            92830F406              92830F760            92830F711
            92830F505              92830F877            92830F695
            92830F802              92830F885            92830F687
            92830F794              92830F810            92830F679
            92830F786                92830F752            92830F661
            1072302B (08/01)

65

HOW ARE THE FUNDS ORGANIZED?
================================================================================

Each Fund  covered by this SAI is a  diversified  portfolio  of VISION  Group of
Funds (the "Trust"),  except for New York Municipal Income Fund and Pennsylvania
Municipal  Income Fund,  which are  non-diversified  portfolios of the Trust. On
August  11,  2000,  the Trust was  organized  to  acquire  all of the assets and liabilities  of the VISION  Group of Funds,  Inc., a Maryland  corporation  (the
"Corporation")  that was originally  incorporated under the laws of the State of
Maryland  on  February  23,  1988,  and  registered  as an  open-end  management investment  company.  On November 8, 2000,  each portfolio of the Corporation in
existence  at  that  time  became  a  portfolio   of  the  Trust.   Accordingly,
references  in this SAI for periods  prior to  November  8, 2000,  relate to the
Funds  as   portfolios  of  the   Corporation,   and   substantially   identical
arrangements  for the  Corporation.  The  Trust  may  offer  separate  series of shares representing interests in separate portfolios of securities.

All Funds offer Class A Shares.  Only Large Cap Value Fund,  Mid Cap Stock Fund,
Large  Cap  Growth  Fund,  Large  Cap  Core  Fund,  Small  Cap  Stock  Fund  and
International  Equity  Fund  offer  Class B Shares.  Class B Shares of Small Cap
Stock  Fund and  International  Equity  Fund  were not  publicly  sold  prior to
January 8, 2001.  Only  Treasury  Money  Market Fund and Money Market Fund offer
Class S Shares.  NY  Municipal  Income Fund changed its name from the VISION New
York Tax Free Fund on September  29, 1997.  The Large Cap Value Fund changed its name from the VISION Equity  Income Fund on August 20, 1999.  The VISION Mid Cap
Stock Fund began its operations on October 15, 1999,  when the VISION Growth and
Income Fund and VISION Capital  Appreciation  Fund merged into it and the VISION
Mid Cap Stock  Fund was  designated  the  "accounting  survivor"  to the  VISION
Growth and Income Fund. The Funds'  investment  adviser is M&T Asset Management, a department of  Manufacturers  and Traders Trust Company (M&T Bank or Adviser).
The  sub-adviser  for the NY Tax-Free Money Market Fund is Federated  Investment
Management  Company.  The sub-adviser for the Mid Cap Stock Fund is Independence
Investment  LLC.  The  sub-adviser  for the  Large Cap  Growth  Fund is Montag &
Caldwell,  Inc.  The  sub-advisers  for the Small  Cap Stock  Fund are LSV Asset
Management  (value  component)  and  Mazama  Capital  Management,  Inc.  (growth component).  The  sub-adviser  for the  International  Equity  Fund  is  Brinson
Partners, Inc.

The following Funds are successors to the corresponding portfolios of the
Governor Funds pursuant to a reorganization that took place on January 8,
2001.

---------------------------------------------------------------------------
Successor Fund of the Trust          Corresponding Governor Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Intermediate Term             Intermediate Term Income Fund
Bond Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Pennsylvania                  Pennsylvania Municipal Bond Fund
Municipal Income Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Conservative Growth Fund
Fund --Conservative Growth
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Moderate Growth Fund
Fund --Moderate Growth
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Growth Fund
Fund --Aggressive Growth
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Small Cap Stock Fund          Aggressive Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION International Equity          International Equity Fund
Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Large Cap Core Fund           Established Growth Fund
---------------------------------------------------------------------------

Prior to that date, each Fund had no investment operations.  Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund.  Each of the Governor Funds was managed by
Martindale Andres & Company LLC, which became a subsidiary of M&T Bank
Corporation on October 6, 2000.  M&T Bank Corporation is the parent of M&T
Asset Management, a department of Manufacturers and Traders Trust Company ("M&T
Bank"), the adviser for each of the successor Funds of the Trust.  Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor Funds.  The shareholders of each Governor Fund approved the reorganizations and received
Class A Shares of the successor Fund on the date of the reorganization.

SECURITIES IN WHICH THE FUNDS INVEST
================================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS AND INCOME FUNDS
-------------------------------------------------------------------------------------------
                                 Treasury    Money         NY      Government      NY
                               Money Market  Market     Tax-Free   Securities   Municipal
                                   Fund        Fund       Money       Fund     Income Fund
                                                       Market Fund
                                                                               ------------
-------------------------------------------------------------------------------------------
Fixed Income Securities              P           P          P           P           P
-------------------------------              ----------------------            ------------
-------------------------------------------------------------------------------------------
  Treasury Securities                P           A          A           P           A
-------------------------------                        ------------            ------------
-------------------------------------------------------------------------------------------
  Agency Securities                  N           P          A           P           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Corporate Debt Securities1         N           P          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Commercial Paper2                  N           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Demand Instruments3                N           A          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Taxable Municipal Securities       N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------            ------------
  Mortgage Backed Securities         N           N          N           P           N
-------------------------------------------------------------------            ------------
-------------------------------------------------------------------------------------------
  Asset Backed Securities4           N           N          N           A           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Zero Coupon Securities             N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Bank Instruments5                  N           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Credit Enhancement                 N           A          A           N           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Securities6               N           N          P           N           P
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  General Obligation Bonds           N           N          P           N           A
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Special Revenue Bonds              N           N          P           N           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Tax Increment Financing            N           N          A           N           A
Bonds
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Municipal Notes                    N           N          P           N           A
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Variable Rate Demand               A           A          P           A           A
Instruments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Municipal Leases                   N           N          A           N           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Derivative Contracts                 N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Futures Contracts                  N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Options                            N           N          N           A           A
-------------------------------              ----------------------------------------------
-------------------------------------------------------------------------------------------
Special Transactions                 P           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------              ----------------------------------------------
  Repurchase Agreements              P           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Reverse Repurchase                 A           A          A           A           A
Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Delayed Delivery                   A           A          A           A           A
Transactions7
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Securities Lending                 N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Asset Coverage                     A           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investing in Securities of           N           N          A           A           A
Other Investment Companies
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------
                               Intermediate  Pennsylvania
                                 Term Bond    Municipal
                                   Fund      Income Fund
                               --------------------------
---------------------------------------------------------
Fixed Income Securities              P            P
---------------------------------------------------------
---------------------------------------------------------
  Treasury Securities                P            A
---------------------------------------------------------
---------------------------------------------------------
  Agency Securities                       P
                                             A
---------------------------------------------------------
---------------------------------------------------------
  Corporate Debt Securities               P
                                             A
---------------------------------------------------------
---------------------------------------------------------
  Commercial Paper                   A            A
---------------------------------------------------------
---------------------------------------------------------
  Demand Instruments                 A            A
---------------------------------------------------------
---------------------------------------------------------
  Taxable Municipal Securities       A            A
---------------------------------------------------------
---------------------------------------------------------
  Mortgage Backed Securities              P       A
---------------------------------------------------------
---------------------------------------------------------
  Asset Backed Securities            P            A
---------------------------------------------------------
---------------------------------------------------------
  Zero Coupon Securities             P            A
---------------------------------------------------------
---------------------------------------------------------
  Bank Instruments                   P            A
---------------------------------------------------------
---------------------------------------------------------
  Credit Enhancement                 P            A
---------------------------------------------------------
---------------------------------------------------------
Tax Exempt Securities                A
                                             P
---------------------------------------------------------
---------------------------------------------------------
  General Obligation Bonds           A            A
---------------------------------------------------------
---------------------------------------------------------
  Special Revenue Bonds              A            A
---------------------------------------------------------
---------------------------------------------------------
  Tax Increment Financing            A            A
Bonds
---------------------------------------------------------
---------------------------------------------------------
  Municipal Notes                    A            A
---------------------------------------------------------
---------------------------------------------------------
  Variable Rate Demand                    P       A
Instruments
---------------------------------------------------------
---------------------------------------------------------
  Municipal Leases                   A            A
---------------------------------------------------------
---------------------------------------------------------
Derivative Contracts                 A            A
---------------------------------------------------------
---------------------------------------------------------
  Futures Contracts                  A            A
---------------------------------------------------------
---------------------------------------------------------
  Options                            A            A
---------------------------------------------------------
---------------------------------------------------------
Special Transactions                 A            A
---------------------------------------------------------
---------------------------------------------------------
  Repurchase Agreements              A            A
---------------------------------------------------------
---------------------------------------------------------
  Reverse Repurchase                 A            A
Agreements
---------------------------------------------------------
---------------------------------------------------------
  Delayed Delivery                   A            A
Transactions
---------------------------------------------------------
---------------------------------------------------------
  Securities Lending                 A            A
---------------------------------------------------------
---------------------------------------------------------
  Asset Coverage                     A            A
---------------------------------------------------------
---------------------------------------------------------
Investing in Securities of           A            A
Other Investment Companies
---------------------------------------------------------

FUND-OF-FUNDS
------------------------------------------------------------------
                                 Managed   Managed      Managed
                               Allocation  Allocation Allocation
                                 Fund -    Fund -       Fund -
                               ConservativeModerate   Aggressive
                                 Growth      Growth     Growth
                               ------------
------------------------------------------------------------------
Fixed Income Securities             A           A               A
------------------------------------------------------------------
------------------------------------------------------------------
  Treasury Securities               A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Agency Securities                 A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Corporate Debt Securities         A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Commercial Paper                  A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Demand Instruments                A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Taxable Municipal Securities      A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Mortgage Backed Securities        A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Asset Backed Securities           A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Zero Coupon Securities            A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Bank Instruments                  A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
  Credit Enhancement                A          A           A
------------------------------------------------------------------
------------------------------------------------------------------
Investing in Securities of          P          P           P
Other Investment Companies*
------------------------------------------------------------------

*Institutional Prime Money Market Fund, Treasury Money Market Fund,
Institutional Limited Duration U.S. Government Fund, Intermediate Term Bond
Fund, U.S. Government Securities Fund, Large Cap Growth Fund, Small Cap Stock
Fund, International Equity Fund, Mid Cap Stock Fund, Large Cap Core Fund and
Large Cap Value Fund.

EQUITY FUNDS
---------------------------------------------------------------------------------------
                                 Large Cap      Mid Cap      Large Cap     Large Cap
                                Value Fund    Stock Fund    Growth Fund    Core Fund
---------------------------------------------------------------------------------------
Equity Securities                    P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Common Stocks                      P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Preferred Stocks                   P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Real Estate Investment             A             A             A             A
Trusts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Warrants8                          A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Fixed Income Securities              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Treasury Securities                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Agency Securities                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Corporate Debt Securities1         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Commercial Paper2                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Demand Instruments3                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Backed Securities4           A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Zero Coupon Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Bank Instruments                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Convertible Securities9              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Tax Exempt Securities6               A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Variable Rate Demand               A             A             A             A
  Instruments
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Foreign Securities                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Depository Receipts10              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Derivative Contracts                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Futures Contracts                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options                            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Special Transactions                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Repurchase Agreements              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Reverse Repurchase                 A             A             A             A
Agreements
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Delayed Delivery                   A             A             A             A
Transactions7
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Securities Lending                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Coverage                     A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Investing in Securities of           A             A             A             A
Other Investment Companies
---------------------------------------------------------------------------------------

---------------------------------------------
                       Small     International
                       Cap       Equity Fund
                       Stock
                         Fund
                       ----------------------
---------------------------------------------
Equity Securities          P          P
---------------------------------------------
---------------------------------------------
  Common Stocks            P          P
---------------------------------------------
---------------------------------------------
  Preferred Stocks         P          P
---------------------------------------------
---------------------------------------------
  Real Estate              A          N
Investment Trusts
---------------------------------------------
---------------------------------------------
  Warrants                 A          A
---------------------------------------------
---------------------------------------------
Fixed Income               A          A
Securities
---------------------------------------------
---------------------------------------------
  Treasury Securities      A          A
---------------------------------------------
---------------------------------------------
  Agency Securities        A          A
---------------------------------------------
---------------------------------------------
  Corporate Debt           A          A
Securities
---------------------------------------------
---------------------------------------------
  Commercial Paper         A          A
---------------------------------------------
---------------------------------------------
  Demand Instruments       A          A
---------------------------------------------
---------------------------------------------
  Mortgage Backed          A          A
Securities
---------------------------------------------
---------------------------------------------
  Asset Backed             A          A
Securities
---------------------------------------------
---------------------------------------------
  Zero Coupon              A          A
Securities
---------------------------------------------
---------------------------------------------
  Bank Instruments         A          A
---------------------------------------------
---------------------------------------------
Convertible Securities         P           P
---------------------------------------------
---------------------------------------------
Tax Exempt Securities      A          A
---------------------------------------------
---------------------------------------------
  Variable Rate            A          A
  Demand Instruments
---------------------------------------------
---------------------------------------------
Foreign Securities         A               P
---------------------------------------------
---------------------------------------------
  Depository Receipts      A          A
---------------------------------------------
---------------------------------------------
Derivative Contracts       A               P
---------------------------------------------
---------------------------------------------
  Futures Contracts        A          P
---------------------------------------------
---------------------------------------------
  Options                  A          A
---------------------------------------------
---------------------------------------------
Special Transactions       A          A
---------------------------------------------
---------------------------------------------
  Repurchase               A          A
Agreements
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  Reverse Repurchase       A          A
Agreements
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  Delayed Delivery         A          A
Transactions
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  Securities Lending       A          A
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  Asset Coverage           A          A
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Investing in               A          A
Securities of Other
Investment Companies
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1.    Rated in the top four rating  categories (with respect to the Money Market
   Funds,  rated in the top two rating  categories)  of a nationally  recognized statistical  rating  organization  (NRSRO),  or, if  unrated,  of  comparable quality as determined by the Adviser or sub-adviser.  If a security's  rating is lowered, the Adviser will assess whether to sell the security,  but is not required to do so.
2.    With  respect to the Income  Funds,  rated at the time of purchase no less than P-1,  A-1 or F-1 by  Moody's  Investors  Service  (Moody's),  Standard &
   Poor's (S&P) or Fitch IBCA, Inc. (Fitch),  respectively,  or, if unrated,  of comparable  quality as determined  by the Adviser.  With respect to the Money
   Market  Funds,  rated at the time of purchase A-2 or better by S&P or Prime-2 or better by Moody's or, if unrated,  of comparable  quality as determined by the Adviser or sub-adviser.  If a security's  rating is lowered,  the Adviser will assess whether to sell the security, but is not required to do so.
3.    With respect to the  Government  Fund,  rated at the time of purchase Aaa,
   Aa, or A by Moody's,  or AAA, AA, or A by S&P's or by Fitch,  or, if unrated, of comparable  quality as determined by the Adviser.  If a security's  rating is lowered, the Adviser will assess whether to sell the security,  but is not required to do so.
4.    Government  Securities  Fund and Large Cap Value  Fund may invest in asset backed securities which, at the time of purchase,  are rated in the top three rating  categories by an NRSRO,  and the Mid Cap Stock Fund, Large Cap Growth
   Fund and Large Cap Core Fund may  invest in such  securities,  which,  at the time of purchase,  are rated in the top four rating  categories  by an NRSRO, or if unrated,  are of  comparable  quality as  determined  by the Adviser or subadviser.  If a  security's  rating is  lowered,  the  Adviser  will assess whether to sell the security, but is not required to do so.
5.    The  Money  Market  Fund may make  interest-bearing  savings  deposits  in commercial  banks and savings  banks not in excess of 5% of the Fund's  total assets.  The Money  Market  Fund may not invest more than 25% of the value of its  total  assets  at  the  time  of  purchase  in  U.S.  dollar-denominated obligations of foreign banks and foreign branches of U.S. banks.
6.    Which are in one of the top four  rating  categories  of an NRSRO (top two with respect to NY Tax-Free Money Market Fund).
7.    The Income and Equity  Funds do not intend to engage in such  transactions to an extent that would cause the  segregation  of more than 20% of the total value of the Funds' assets. Under normal market conditions,  the Money Market
   Funds  will not  purchase  such  securities  in excess of 25% of the value of their total assets.
8.    The  Funds do not have a present  intent  to invest  more than 5% of their respective net assets in warrants.
9.    The  Equity  Funds  may  invest  in  convertible  securities  rated  below
   investment   grade.   See  "Risks   Associated  with   Non-investment   Grade
   Securities" herein.
10.   The Large Cap Value Fund and Mid Cap Stock Fund may not invest more than
   25% of its total assets in ADRs. The Large Cap Value Fund may invest up to
   20% of its total assets in other securities of foreign issuers (Non-ADRs).

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions  of securities and techniques  that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities  represent a share of an issuer's  earnings and assets,  after the  issuer  pays its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have discretion as to the  payment of any  dividends  or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than many other types of securities,
because  their  value  increases   directly  with  the  value  of  the  issuer's
business.  The  following  describes  the types of equity  securities in which a
Fund invests.

   Common Stocks
   Common stocks are the most prevalent type of equity  security.  Common stocks receive the issuer's  earnings  after the issuer pays its  creditors  and any preferred  stockholders.  As  a  result,  changes  in  an  issuer's  earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred   stocks  have  the  right  to  receive   specified   dividends  or
   distributions  before the issuer  makes  payments on its common  stock.  Some preferred  stocks also  participate  in dividends and  distributions  paid on common  stock.  Preferred  stocks  may also  permit  the issuer to redeem the stock.  A Fund may also  treat  such  redeemable  preferred  stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real  estate  investment  trusts  that  lease,  operate and finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit their  operations  and  distribute  most of their income.  Such tax  requirements  limit a  REIT's  ability  to  respond  to  changes  in the commercial real estate market.

   Warrants
   Warrants  give a Fund the option to buy the issuer's  equity  securities at a specified  price  (the  exercise  price)  at a  specified  future  date  (the expiration  date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become worthless if the  price of the  stock  does  not  rise  above  the  exercise  price by the expiration  date.  This increases the market risks of warrants as compared to the underlying  security.  Rights are the same as warrants,  except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In  addition,  the issuer of a fixed income  security  must repay the principal  amount of the security,  normally within a specified time.  Fixed income securities provide more regular income than equity  securities.  However, the returns on fixed income  securities are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a
percentage  of  its  price.  A  security's   yield  will  increase  or  decrease
depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may redeem the security  before its  scheduled maturity,  the price and yield on a  discount  or  premium  security  may change based  upon the  probability  of an early  redemption.  Securities  with  higher risks generally have higher yields.

The  following  describes  the types of fixed income  securities in which a Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the
   United  States.  Treasury  securities  are  generally  regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities  are  issued or  guaranteed  by a federal  agency or other government  sponsored  entity  acting under  federal  authority (a GSE).  The
   United States  supports some GSEs with its full faith and credit.  Other GSEs receive  support through federal  subsidies,  loans or other benefits.  A few
   GSEs have no explicit financial  support,  but are regarded as having implied support  because the federal  government  sponsors their  activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   The Fund  treats  mortgage  backed  securities  guaranteed  by GSEs as agency securities.  Although a GSE guarantee  protects against credit risks, it does not  reduce  the  market  and  prepayment  risks  of  these  mortgage  backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income  securities  issued by businesses.
   Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt  securities.  The Fund may also purchase  interests in bank loans to  companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

   In addition,  the credit risk of an issuer's  debt security may vary based on its priority  for  repayment.  For  example,  higher  ranking  (senior)  debt
   securities  have  a  higher   priority  than  lower  ranking   (subordinated)
   securities.   This  means  that  the  issuer  might  not  make   payments  on
   subordinated   securities   while  continuing  to  make  payments  on  senior
   securities.  In  addition,  in the  event of  bankruptcy,  holders  of senior
   securities  may  receive  amounts   otherwise   payable  to  the  holders  of
   subordinated  securities.   Some  subordinated  securities,   such  as  trust
   preferred  and  capital  securities  notes,  also  permit the issuer to defer payments  under  certain  circumstances.  For  example,  insurance  companies issue securities known as surplus notes that permit the insurance  company to
   defer  any  payment   that  would   reduce  its  capital   below   regulatory
   requirements.

   Commercial Paper
   Commercial paper is an issuer's  obligation with a maturity of less than nine months.  Companies  typically  issue  commercial  paper  to pay  for  current expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer cannot  continue to obtain  liquidity in this fashion,  its commercial  paper may default.  The short maturity of commercial  paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are corporate debt securities that the issuer must repay upon  demand.  Other  demand  instruments  require a third  party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.
   The Fund treats  demand  instruments  as short-term  securities,  even though their stated maturity may extend beyond one year.

   Municipal Securities
   Municipal  securities  are  issued  by  states,  counties,  cities  and other political  subdivisions and authorities.  Although many municipal  securities are exempt from  federal  income tax, a Fund may invest in taxable  municipal securities.

   Mortgage Backed Securities
   Mortgage backed  securities  represent  interests in pools of mortgages.  The mortgages  that  comprise  a  pool  normally  have  similar  interest  rates, maturities and other terms.  Mortgages may have fixed or adjustable  interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed  securities  come in a variety of forms.  Many have extremely complicated  terms.  The  simplest  form of mortgage  backed  securities  are pass-through  certificates.  An issuer of pass-through  certificates  gathers monthly  payments from an  underlying  pool of  mortgages.  Then,  the issuer deducts its fees and  expenses  and passes the balance of the  payments  onto the certificate  holders once a month.  Holders of pass-through  certificates receive  a  pro  rata  share  of  all  payments  and  pre-payments  from  the underlying  mortgages.  As a result,  the holders  assume all the  prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests in real estate  mortgage  investment  conduits
      (REMICs),   allocate   payments  and   prepayments   from  an   underlying
      pass-through  certificate  among holders of different  classes of mortgage backed  securities.  This creates  different  prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a  sequential  pay CMO,  one class of CMOs  receives  all  principal
         payments  and  prepayments.   The  next  class  of  CMOs  receives  all
         principal  payments  after the first  class is paid off.  This  process repeats for each  sequential  class of CMO. As a result,  each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs include planned  amortization  classes (PACs)
         and  targeted  amortization  classes  (TACs).  PACs and TACs are issued with companion  classes.  PACs and TACs receive principal  payments and
         prepayments  at  a  specified  rate.  The  companion   classes  receive
         principal  payments and  prepayments  in excess of the specified  rate.
         In  addition,  PACs  will  receive  the  companion  classes'  share  of
         principal  payments,  if  necessary,   to  cover  a  shortfall  in  the
         prepayment  rate. This helps PACs and TACs to control  prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may  allocate  interest  payments to one class  (Interest  Only or
         IOs) and principal  payments to another class  (Principal Only or POs).
         POs  increase in value when  prepayment  rates  increase.  In contrast,
         IOs  decrease  in  value  when   prepayments   increase,   because  the
         underlying  mortgages  generate less interest  payments.  However,  IOs tend to increase  in value when  interest  rates rise (and  prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another  variant  allocates  interest  payments  between two classes of
         CMOs.  One  class  (Floaters)  receives  a share of  interest  payments based  upon a market  index  such as LIBOR.  The other  class  (Inverse
         Floaters)  receives any remaining interest payments from the underlying mortgages.  Floater  classes receive more interest (and Inverse Floater classes  receive  correspondingly  less  interest)  as  interest  rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse  Floater  class,  reducing the price  volatility  of the
         Floater  class and  increasing  the  price  volatility  of the  Inverse
         Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying  mortgages to some class.  To capture any  unallocated  payments,  CMOs  generally have an accrual (Z) class.  Z classes do not receive any payments  from the  underlying  mortgages  until all other CMO classes  have been paid off.  Once this  happens,  holders of Z class CMOs receive all payments
         and  prepayments.   Similarly,  REMICs  have  residual  interests  that
         receive any mortgage payments not allocated to another REMIC class.

    The degree of  increased  or  decreased  prepayment  risks  depends upon the structure of the CMOs.  However,  the actual returns on any type of mortgage backed  security  depend  upon the  performance  of the  underlying  pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities
   Asset  backed  securities  are payable from pools of  obligations  other than mortgages.  Most asset  backed  securities  involve  consumer  or  commercial debts with  maturities  of less than ten years.  However,  almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed  security.  Asset backed  securities may take the form of  commercial  paper,  notes,  or pass  through  certificates.  Asset backed securities have prepayment  risks.  Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Bank Instruments
   Bank instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates  of deposit
   and  banker's  acceptances.   Yankee  instruments  are  denominated  in  U.S.
   dollars   and  issued  by  U.S.   branches  of  foreign   banks.   Eurodollar
   instruments are denominated in U.S.  dollars and issued by non-U.S.  branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon  securities do not pay interest or principal until final maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero coupon  securities  at a price below the amount  payable at maturity.  The  difference  between the purchase price and the amount paid at maturity  represents interest on the zero coupon security.  Investors  must  wait  until  maturity  to  receive  interest  and principal,  which  increases  the market and  credit  risks of a zero  coupon security.

   There  are many  forms  of zero  coupon  securities.  Some  are  issued  at a discount  and are referred to as zero coupon or capital  appreciation  bonds.
   Others are created from interest  bearing  bonds by  separating  the right to receive  the bond's  coupon  payments  from the right to  receive  the bond's principal  due at maturity,  a process  known as coupon  stripping.  Treasury
   STRIPs,  IOs and POs are the  most  common  forms  of  stripped  zero  coupon securities.  In  addition,  some  securities  give the  issuer  the option to deliver  additional  securities in place of cash interest  payments,  thereby increasing  the  amount  payable  at  maturity.  These  are  referred  to  as pay-in-kind or PIK securities.

   Credit Enhancement
   Common types of credit  enhancement  include  guarantees,  letters of credit,
   bond   insurance  and  surety  bonds.   Credit   enhancement   also  includes
   arrangements  where  securities or other liquid  assets  secure  payment of a fixed  income  security.  If a default  occurs,  these assets may be sold and the proceeds paid to security's  holders.  Either form of credit  enhancement reduces  credit  risks by  providing  another  source of payment  for a fixed income security.

Convertible Securities
Convertible  securities are fixed income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed  income  securities  or equity  securities  depending  upon changes in the price of the  underlying  equity  securities.  However,  convertible  securities permit the Fund to realize some of the potential  appreciation of the underlying equity  securities with less risk of losing its initial  investment.  The Equity
Funds may invest in commercial  paper rated below  investment  grade. See "Risks
Associated with Non-investment Grade Securities" herein.

The  Funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically,  states,  counties,  cities and other political  subdivisions and authorities  issue tax exempt  securities.
The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General  obligation  bonds  are  supported  by the  issuer's  power  to exact
   property  or  other  taxes.   The  issuer  must  impose  and  collect   taxes
   sufficient to pay principal and interest on the bonds.  However, the issuer's authority to impose  additional  taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific  revenues  received by the issuer such as specific taxes,  assessments,  tolls, or fees. Bondholders may not  collect  from the  municipality's  general  taxes or  revenues.  For example,  a municipality may issue bonds to build a toll road, and pledge the tolls to repay the  bonds.  Therefore,  a  shortfall  in the  tolls  normally would result in a default on the bonds.

      Private Activity Bonds
      Private  activity bonds are special  revenue bonds used to finance private entities.  For example,  a  municipality  may issue bonds to finance a new factory to improve  its local  economy.  The  municipality  would lend the proceeds from its bonds to the company using the factory,  and the company would  agree to make loan  payments  sufficient  to repay the  bonds.  The bonds would be payable solely from the company's  loan payments,  not from any other  revenues  of the  municipality.  Therefore,  any default on the loan normally would result in a default on the bonds.

      The  interest  on many types of private  activity  bonds is subject to the federal  alternative  minimum  tax  (AMT).  A Fund  may  invest  in  bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment  financing  (TIF) bonds are payable from  increases in taxes or other revenues  attributable to projects  financed by the bonds. For example, a  municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds  would be payable  solely from any  increase  in sales taxes  collected from  merchants in the area.  The bonds could  default if  merchants'  sales, and related tax collections, failed to increase as anticipated.

   Municipal Notes
   Municipal  notes are short-term tax exempt  securities.  Many  municipalities issue such notes to fund their current  operations before collecting taxes or other  municipal  revenues.  Municipalities  may  also  issue  notes  to fund capital  projects prior to issuing  long-term  bonds.  The issuers  typically repay the notes at the end of their  fiscal  year,  either with taxes,  other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt  securities that require the issuer  or a third  party,  such as a  dealer  or  bank,  to  repurchase  the security for its face value upon  demand.  The  securities  also pay interest at a variable  rate  intended to cause the  securities to trade at their face value. The Funds treat demand instruments as short-term  securities,  because their variable  interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities  may enter into leases for equipment or  facilities.  In order to comply  with state  public  financing  laws,  these  leases are  typically subject to annual  appropriation.  In other words, a  municipality  may end a lease,  without  penalty,  by not  providing  for the lease  payments  in its annual  budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities  supported by pools of municipal leases.  The
   most  common  type  of  lease   backed   securities   are   certificates   of
   participation   (COPs).   However,   a  Fund  may  also  invest  directly  in
   individual leases.

Foreign Securities
Foreign  securities  are  securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

|     it is organized  under the laws of, or has a principal  office located in, another country;

|     the principal trading market for its securities is in another country; or

|     it (or its subsidiaries)  derived in its most current fiscal year at least
   50% of its total assets,  capitalization,  gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the  risks  normally  associated  with  domestic  securities  of the same  type,
foreign   securities  are  subject  to  currency  risks  and  risks  of  foreign investing.  Trading in certain  foreign  markets  is also  subject to  liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as
   the  underlying   security.   The  foreign  securities   underlying  American
   Depositary  Receipts  (ADRs) are traded in the United States.  ADRs provide a way to buy shares of  foreign-based  companies  in the United  States  rather than in overseas markets.  ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange transactions.

   Foreign Government Securities
   Foreign  government  securities  generally consist of fixed income securities supported by national,  state or provincial  governments or similar political subdivisions.  Foreign  government  securities also include debt  obligations of supranational  entities,  such as international  organizations designed or supported by  governmental  entities to promote  economic  reconstruction  or
   development,   international  banking  institutions  and  related  government
   agencies.   Examples  of  these   include,   but  are  not  limited  to,  the
   International  Bank for  Reconstruction and Development (the World Bank), the
   Asian Development Bank, the European  Investment Bank and the  Inter-American
   Development Bank.

   Foreign  government  securities  also  include  fixed  income  securities  of quasi-governmental  agencies  that are either  issued by entities  owned by a national,  state or equivalent  government or are  obligations of a political unit  that  are not  backed  by the  national  government's  full  faith  and credit.  Further,  foreign  government  securities  include  mortgage-related
   securities   issued  or   guaranteed   by  national,   state  or   provincial
   governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial  indices  or other  assets.  Some  derivative  contracts
(such as futures,  forwards and options) require  payments  relating to a future trade  involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)  require  payments  relating to the income or returns from the underlying
asset.  The  other  party  to  a  derivative   contract  is  referred  to  as  a
counterparty.

Many  derivative  contracts are traded on securities or  commodities  exchanges.
In this case,  the exchange  sets all the terms of the  contract  except for the
price.   Investors  make  payments  due  under  their   contracts   through  the
exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against  potential  defaults  by  the  counterparty.  Trading  contracts  on  an exchange  also allows  investors to close out their  contracts by entering  into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges  may limit the  amount of open  contracts  permitted  at any one time.
Such limits may prevent the Fund from closing out a position.  If this  happens, the Fund will be required to keep the contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to  close  out a  contract  could  also  harm  the  Fund by  preventing  it from disposing  of or trading any assets it has been using to secure its  obligations under the contract.

The  Funds  may  also  trade  derivative  contracts  over-the-counter  (OTC)  in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease a Fund's  exposure to market and currency  risks,  and may also expose the Fund to liquidity and leverage  risks.
OTC  contracts  also  expose  the  Fund to  credit  risks  in the  event  that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the  following  types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide for the future sale by one party and  purchase by another  party of a specified  amount of an  underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred  to as buying a contract or holding a long  position in the asset.  Entering into a contract to sell an underlying  asset is commonly referred to as selling a contract  or holding a short  position in the asset.
   Futures  contracts  are  considered  to  be  commodity   contracts.   Futures
   contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell  financial futures  contracts.  Mid Cap Stock Fund and
   Large Cap Value Fund may also buy/sell stock index futures contracts.

   Options
   Options are rights to buy or sell an underlying  asset for a specified  price
   (the exercise  price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer) of the option.  A put option  gives the holder the right to sell the underlying  asset to the writer of the option.  The writer of the option  receives  a payment,  or  premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities in  anticipation  of an increase in the value of the underlying asset;

|     Buy put options on portfolio  securities in  anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its  portfolio securities  and on financial or stock index futures  contracts (as permitted)
   to generate  income from premiums,  and in anticipation of a decrease or only limited  increase in the value of the underlying  asset. If a call written by the  Fund is  exercised,  the  Fund  foregoes  any  possible  profit  from an increase in the market price of the underlying  asset over the exercise price plus the premium received.

   Each Fund may also write put  options  on all or a portion  of its  portfolio securities  and on financial or stock index futures  contracts (as permitted)
   to generate income from premiums,  and in anticipation of an increase or only limited  decrease  in the value of the  underlying  asset.  In writing  puts, there  is a risk  that  the  Fund may be  required  to take  delivery  of the underlying  asset when its current  market  price is lower than the  exercise price.

   When the Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for Money Market Funds
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group
("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or
F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market
Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See
"Regulatory Compliance."

Special Transactions

   Repurchase Agreements
   Repurchase  agreements  are  transactions  in which the Fund buys a  security from a dealer or bank and  agrees  to sell the  security  back at a  mutually agreed  upon time and price.  The  repurchase  price  exceeds the sale price, reflecting  the Fund's  return on the  transaction.  This return is unrelated to the  interest  rate on the  underlying  security.  A Fund will  enter into
   repurchase   agreements  only  with  banks  and  other  recognized  financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds'  custodian or subcustodian  will take possession of the securities subject to repurchase  agreements.  The Adviser or subcustodian  will monitor the value of the  underlying  security  each day to ensure  that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase  agreements are repurchase agreements in which the Fund is the  seller  (rather  than  the  buyer)  of the  securities,  and  agrees  to repurchase  them at an agreed  upon  time and  price.  A  reverse  repurchase agreement  may be  viewed  as a  type  of  borrowing  by  the  Fund.  Reverse repurchase  agreements  are subject to credit  risks.  In  addition,  reverse repurchase  agreements create leverage risks because the Fund must repurchase the underlying security at a higher price,  regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed  delivery  transactions,  including  when  issued  transactions,  are arrangements in which the Fund buys securities for a set price,  with payment and  delivery  of the  securities  scheduled  for a future  time.  During the period  between  purchase and  settlement,  no payment is made by the Fund to the  issuer  and no  interest  accrues  to the  Fund.  The Fund  records  the transaction  when it agrees to buy the securities and reflects their value in determining  the  price of its  shares.  Settlement  dates  may be a month or more after entering into these  transactions so that the market values of the securities  bought  may vary from the  purchase  prices.  Therefore,  delayed delivery  transactions  create  interest  rate  risks for the  Fund.  Delayed
   delivery   transactions   also  involve  credit  risks  in  the  event  of  a
   counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed  delivery  transactions,  a seller agrees to issue a
      TBA  security at a future date.  However,  the seller does not specify the particular  securities  to be  delivered.  Instead,  the  Fund  agrees  to accept any security  that meets  specified  terms.  For example,  in a TBA mortgage backed transaction,  the Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  The seller would not identify the specific  underlying  mortgages until it issues the security.  TBA mortgage  backed  securities  increase  interest rate risks because the underlying  mortgages may be less  favorable than  anticipated by the Fund.

   Securities Lending
   The Fund may lend  portfolio  securities to borrowers  that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities  from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned  securities  increases.  Also, the borrower must pay the Fund the  equivalent  of any  dividends or interest  received on the loaned securities.

   The Fund will  reinvest  cash  collateral  in  securities  that qualify as an acceptable  investment for the Fund.  However,  the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to  termination  at the option of the Fund or the borrower.
   The Fund  will not have the  right to vote on  securities  while  they are on loan, but it will  terminate a loan in  anticipation  of any important  vote.
   The Fund may pay  administrative and custodial fees in connection with a loan and  may  pay a  negotiated  portion  of the  interest  earned  on  the  cash collateral to a securities lending agent or broker.

   Securities  lending  activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with  derivatives  contracts or special  transactions,  the Fund will  either own the  underlying  assets, enter  into  an  offsetting  transaction  or  set  aside  readily  marketable securities  with a value  that  equals or  exceeds  the  Fund's  obligations.
   Unless the Fund has other readily  marketable  assets to set aside, it cannot trade  assets  used to  secure  such  obligations  without  entering  into an offsetting  derivative  contract or terminating a special  transaction.  This may cause the Fund to miss  favorable  trading  opportunities  or to  realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest its assets in  securities  of other  investment  companies, including  the  securities of  affiliated  money market  funds,  as an efficient means of carrying out their  investment  policies  and  managing any  uninvested cash.

INVESTMENT RISKS
================================================================================

There are many factors which may affect an  investment in the Funds.  The Funds'
principal  risks are described in the  prospectus.  Additional  risk factors are outlined below.

Stock Market Risks
The value of equity  securities in a Fund's  portfolio will rise and fall. These fluctuations  could  be a  sustained  trend  or a  drastic  movement.  A  Fund's portfolio  will  reflect  changes in prices of  individual  portfolio  stocks or general changes in stock  valuations.  Consequently,  the Fund's share price may decline.

The  Adviser  attempts to manage  market  risk by  limiting  the amount the Fund invests in each company's equity securities.  However,  diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies  with  similar  characteristics  may  be  grouped  together  in  broad categories called sectors.  Sector risk is the possibility that a certain sector may  underperform  other  sectors  or the  market  as a  whole.  As the  Adviser allocates more of a Fund's portfolio  holdings to a particular  sector, a Fund's performance  will  be  more  susceptible  to any  economic,  business  or  other developments which generally affect that sector.

Liquidity Risks
Trading  opportunities  are more  limited  for  equity  securities  that are not widely  held.  This may make it more  difficult  to sell or buy a security  at a favorable  price or  time.  Consequently,  the  Fund may have to  accept a lower price to sell a  security,  sell  other  securities  to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's performance.  Infrequent  trading of securities  may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that have not received any credit ratings,  have received  ratings below  investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security  at a  favorable  price  or  time.  Consequently,  the Fund may have to accept a lower price to sell a security,  sell other securities to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's  performance.  Infrequent  trading of securities  may also lead to an increase in their price volatility.

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security  or close out a  derivative  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth
Due to their  relatively  high  valuations,  growth  stocks are  typically  more volatile  than  value  stocks.  For  instance,  the price of a growth  stock may experience  a larger  decline  on a  forecast  of  lower  earnings,  a  negative fundamental  development,  or an adverse  market  development.  Further,  growth stocks may not pay  dividends  or may pay lower  dividends  than  value  stocks.
This  means  they  depend  more on price  changes  for  returns  and may be more adversely  affected  in a down market  compared to value  stocks that pay higher dividends.

Risks Related to Investing for Value
Due to  their  relatively  low  valuations,  value  stocks  are  typically  less volatile  than  growth  stocks.  For  instance,  the price of a value  stock may experience  a smaller  increase  on a forecast  of higher  earnings,  a positive fundamental development,  or positive market development.  Further, value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally,  the smaller the market  capitalization  of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price.  For  example,  medium  capitalization  stocks may be less liquid and
more   volatile   than   stocks  of   larger,   well-known   companies.   Market
capitalization  is  determined  by  multiplying  the  number of its  outstanding shares by the current market price per share.

Companies with smaller market  capitalizations  also tend to have unproven track records, a limited product or service base and limited access to capital.  These factors also increase  risks and make these  companies  more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies  fluctuate daily. The combination of currency risk and  market  risk  tends to make  securities  traded  in  foreign  markets  more volatile than securities traded exclusively in the U.S.

The Adviser  attempts to manage  currency  risk by limiting  the amount the Fund
invests  in  securities   denominated   in  a  particular   currency.   However,
diversification  will not  protect  the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European  Monetary Union (EMU).  With the advent of the Euro,  the  participating  countries  in the EMU can no longer follow independent  monetary  policies.  This may limit these countries' ability to respond to  economic  downturns  or  political  upheavals,  and  consequently reduce the value of  their foreign government securities.

Risks of Foreign Investing
Foreign  securities pose additional  risks because foreign economic or political conditions may be less favorable than those of the United States.  Securities in foreign  markets may also be subject to taxation  policies  that reduce  returns for U.S. investors.

Foreign companies may not provide information  (including financial  statements)
as  frequently  or to as great an  extent as  companies  in the  United  States.
Foreign  companies may also receive less  coverage than United States  companies by market analysts and the financial press. In addition,  foreign  countries may
lack  uniform   accounting,   auditing  and  financial  reporting  standards  or
regulatory requirements comparable to those applicable to U.S. companies.  These factors  may  prevent  the  Fund  and its  Adviser  from  obtaining  information concerning foreign companies that is as frequent,  extensive and reliable as the information available concerning companies in the United States.

Foreign  countries may have  restrictions on foreign  ownership of securities or
may  impose  exchange  controls,   capital  flow  restrictions  or  repatriation
restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities,  its share price may be more affected by foreign economic and political  conditions,  taxation policies,  and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed  income  securities  rise and fall in response to changes in the interest rate paid by similar securities.  Generally,  when interest rates rise, prices of fixed income  securities fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income  securities  to fall while the prices of other  securities  rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the  price of fixed  income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the Fund will lose money.

Many fixed  income  securities  receive  credit  ratings from  services  such as
Standard & Poor's and Moody's  Investor  Services,  Inc. These  services  assign ratings to  securities  by assessing the  likelihood  of issuer  default.  Lower credit ratings  correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an  increased  credit  risk.  An  increase  in the spread will cause the price of the security to decline.

Credit risk includes the  possibility  that a party to a  transaction  involving the Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an issuer may redeem a fixed income security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed  income  security  is  called,  the  Fund may  have to  reinvest  the proceeds in other fixed income  securities  with lower  interest  rates,  higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently  refinance high interest rate mortgages when mortgage  rates fall.  This results in the  prepayment  of mortgage  backed
securities  with  higher  interest   rates.   Conversely,   prepayments  due  to
refinancings  decrease when mortgage  rates  increase.  This extends the life of mortgage backed  securities with lower interest  rates.  Other economic  factors
can  also  lead  to  increases  or  decreases  in   prepayments.   Increases  in
prepayments of high interest rate mortgage  backed  securities,  or decreases in prepayments of lower interest rate mortgage backed securities,  may reduce their yield and price. These factors,  particularly the relationship  between interest rates and mortgage  prepayments  makes the price of mortgage  backed  securities more volatile than many other types of fixed income  securities  with comparable credit risks.

Mortgage backed securities  generally  compensate for greater prepayment risk by paying a higher yield.  The  difference  between the yield of a mortgage  backed security and the yield of a U.S.  Treasury  security with a comparable  maturity
(the  spread)  measures  the  additional  interest  paid for risk.  Spreads  may increase  generally  in response to adverse  economic  or market  conditions.  A security's  spread may also  increase if the  security is  perceived  to have an increased  prepayment risk or perceived to have less market demand.  An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest  the  proceeds of  mortgage  prepayments  in other fixed income  securities with lower interest rates,  higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the Equity  Funds may invest may be rated below investment grade.  Convertible securities rated below investment grade may be subject to the same risks as those  inherent in  corporate  debt  obligations that are rated below  investment  grade,  also known as junk  bonds.  Junk bonds generally  entail greater  market,  credit and liquidity  risks than  investment grade  securities.  For  example,  their  prices  are  more  volatile,  economic downturns and financial  setbacks may affect their prices more  negatively,  and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with  complex  or  highly  variable  prepayment  terms,  such as  companion classes,  IOs, POs,  Inverse  Floaters and residuals,  generally  entail greater market,  prepayment and liquidity risks than other mortgage  backed  securities.
For example,  their prices are more  volatile  and their  trading  market may be more limited.

Tax Risks
In  order  to be  tax-exempt,  municipal  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes  or  proposed  changes  in  federal  tax laws may  cause  the  prices of municipal securities to fall.

New York Investment Risks

The NY  Tax-Free  Money  Market  Fund and NY  Municipal  Income  Fund  invest in obligations  of New York (the  "State")  issuers  which  result  in each  Fund's performance  being  subject  to risks  associated  with the  overall  conditions present within the State. The following  information is a general summary of the
State's  financial  condition  and a brief  summary of the  prevailing  economic conditions.  This  information is based on various  sources that are believed to be  reliable  but should not be  considered  as a  complete  description  of all relevant information.

The  State has  achieved  fiscal  balance  for the last few  years  after  large deficits in the middle and late 1980's.  Growing social service needs, education and Medicare  expenditures  have been the areas of largest  growth while prudent program  cuts and  increases  in revenues  through  service fees has enabled the
State's budget to remain within  balance for the last few years.  The State also benefits  from a high level of per capita income that is well above the national average and from  significant  amounts of international  trade.  While the State still has a large  accumulated  deficit as a percentage  of its overall  budget, the fiscal  performance  in recent years has  demonstrated  a changed  political environment that has resulted in realistic  revenue and expenditure  projections to achieve  financially  favorable  results.  The recent  budgets have  included personal  income tax cuts and emphasized  cost control.  Budgets in recent years have been  delayed due to  disagreements  between the  Governor and the New York
State legislature.

New York's economy is large and diverse.  While several upstate counties benefit from agriculture,  manufacturing and high technology  industries,  New York City nonetheless  still  dominates  the State's  economy  through  its  international importance in economic sectors such as advertising,  finance,  and banking.  The
State's  economy has been slow to recover after the late 1980's  recession  that resulted  in the loss of over  400,000  jobs in the New York  City  metropolitan area alone. Any major changes to the financial  condition of New York City would ultimately have an effect on the State.

Obligations  of  issuers  within  the State are  subject  to the  provisions  of bankruptcy,  insolvency,  and other laws affecting the rights of and remedies of creditors.  In addition,  the  obligations of such issuers may become subject to laws  enacted  in the  future  by  the  U.S.  Congress,  state  legislators,  or referenda  extending  the time for  payment of  principal  and/or  interest,  or imposing other  constraints  upon enforcement of such  obligations,  or upon the ability of the State or its political  subdivisions to levy taxes. There is also the possibility  that, as a result of litigation or other conditions  (including delays in  adopting  budgets),  the power or ability of any issuer to pay,  when due,  the  principal  of  and  interest  on  its  municipal  securities  may  be materially affected.

A substantial  principal  amount of bonds issued by various  State  agencies and authorities  are  either  guaranteed  by the  State or  supported  by the  State through  lease-purchase  arrangements,  or other contractual or moral obligation provisions.  Moral  obligation  commitments  by the State  impose  no  immediate
financial   obligations  on  the  State  and  require   appropriations   by  the
legislature   before  any  payments  can  be  made.  Failure  of  the  State  to appropriate  necessary amounts or to take other action to permit the authorities and  agencies  to meet  their  obligations  could  result  in  defaults  on such obligations.  If a default  were to occur,  it would  likely have a  significant adverse  impact  on the  market  price  of  obligations  of the  State  and  its authorities  and  agencies.  In recent years,  the State has had to  appropriate large  amounts  of  funds to  enable  State  agencies  to meet  their  financial obligations  and, in some  cases,  prevent  default.  Additional  assistance  is expected  to be  required  in current  and future  fiscal  years  since  certain localities and authorities continue to experience financial difficulties.

To the extent State agencies and local  governments  require State assistance to meet their financial  obligations,  the ability of the State of New York to meet its own obligations as they become due or to obtain  additional  financing could be  adversely  affected.  This  financial  situation  could  result  not only in
defaults  of  State  and  agency   obligations   but  also   impairment  of  the
marketability  of  securities  issued  by the  State,  its  agencies  and  local governments.

The current ratings on New York State general  obligation debt are A2 by Moody's and A by S&P.

The Funds'  concentration  in municipal  securities  issued by the State and its political  subdivisions  provides  a greater  level of risk than a fund which is diversified  across numerous states and municipal  entities.  The ability of the
State  or its  municipalities  to meet  their  obligations  will  depend  on the availability of tax and other  revenues;  economic,  political,  and demographic conditions  within the State; and the underlying  fiscal condition of the State, its counties, and its municipalities.

Pennsylvania Investment Risks

Risks of Non-Diversification.  Potential Shareholders should consider the fact that the Pennsylvania Income Fund's portfolio consists primarily of securities issued by the Commonwealth of Pennsylvania (the "Commonwealth"), its
municipalities and authorities and should realize that the Pennsylvania Income
Fund's performance is closely tied to general economic conditions within the
Commonwealth as a whole and to economic conditions within particular industries and geographic areas located within the Commonwealth.

Although the General Fund of the Commonwealth (the principal operating fund of the Commonwealth) experienced deficits in fiscal years 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last several years.

Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services.  Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries.  Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing.  Future economic difficulties in any of these industries could have an adverse impact on the finances of the
Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Income Fund or the
ability of the respective obligors to make payments of interest and principal due on such Securities.

Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations, including, as of October 13, 2000, suits relating to the following matters:
(i)  In February 1999, a taxpayer filed a petition for review in the
Pennsylvania Commonwealth Court asking the court to declare that Chapter 5
(relating to Sports Facilities Financing) of the Capital Facilities Debt
Enabling Act violates the Pennsylvania Constitution.  The Commonwealth Court
dismissed the action with prejudice, and the Supreme Court of Pennsylvania affirmed the Commonwealth Court's decision.  The petitioner has filed a petition for a writ of certiorari with the United State Supreme Court.  (ii) In
1987, the Pennsylvania Supreme Court held the statutory scheme for county funding of the judicial system to be in conflict with the Pennsylvania
Constitution, but it stayed its judgment to permit enactment by the legislature of funding legislation consistent with the opinion.  The Court appointed a special master to submit a plan for implementation, and the special master recommended a four-phase transition to state funding of a unified judicial system, during each of which specified court employees would transfer into the state payroll system.  Phase 1, involving the transfer of approximately 165 county-level court administrators, was implemented in legislation enacted in
1999.  The remainder of the recommendation for later phases remains pending before the Supreme Court of Pennsylvania.  (iii) In March 1998, certain
Philadelphia residents, the School District of Philadelphia and others brought suit in the United States District Court for the Eastern District of
Pennsylvania against the Governor, the Secretary of Education and others alleging that the defendants were violating a regulation of the U.S. Department of Education promulgated under Title VI of the Civil Rights Act of 1964 and certain other provisions in that the Commonwealth's system for funding public schools has the effect of discriminating on the basis of race.  The district court dismissed the complaint, but in August 1999 the Third Circuit Court of
Appeals reversed and remanded for further proceedings.  On June 23, 2000, by agreement of the parties, the district court stayed all proceedings and placed the case in civil suspense until approximately June 8, 2001.  (vi) PPG
Industries has challenged the constitutionality of the manufacturing exemption from the capital stock/franchise tax insofar as it limits the exemption for headquarters property and payroll only to headquarters property and payroll attributable to manufacturing in Pennsylvania.  On appeal, the Pennsylvania
Supreme Court held that this limitation discriminates against interstate commerce, and it remanded the case to Commonwealth Court for a determination whether the tax is a "compensatory tax" justifying the discrimination or, failing that, a recommendation for a remedy.  In November 1999, the
Commonwealth Court recommended that (1) for the duration of the contested period, the limitation be invalidated and (2) prospectively, the manufacturing exemption be invalidated in its entirety, leaving to the Pennsylvania legislature the task of amending the statute to restore any exemption it chooses to adopt in a constitutional manner.  The legislature subsequently amended the state tax law to provide that for the years 1999 and 2000 the manufacturing exemption will apply to both in-state and out-of-state property and payroll. The Pennsylvania Supreme Court is considering the Commonwealth
Court's recommendation and the position of the parties.  (v) Unisys Corporation has challenged the three-factor apportionment formula used for the apportionment of capital stock value in the Pennsylvania franchise tax.  In a decision issued in March 1999, the Commonwealth Court held for the taxpayer on statutory grounds, but denied its constitutional claims.  Both the Commonwealth and the taxpayer appealed to the Pennsylvania Supreme Court. Briefs were filed during 1999.  Recently, the Supreme Court ordered the filing of supplemental briefs and scheduled oral argument for the week of December 4, 2000.

Although there can be no assurance that such conditions will continue, the
Commonwealth's General Obligation Bonds are currently rated AA by Standard &
Poor's Corporation ("S&P") and Aa3 by Moody's, and Philadelphia's General
Obligation Bonds are currently rated BBB and BBB respectively by S&P and Baa2 and Baa1 respectively by Moody's.

The City of Philadelphia (the "City") experienced a series of General Fund deficits for fiscal years 1988 through 1992 and, while its general financial situation has improved, the City is still seeking a long-term solution for its economic difficulties.

In recent years an authority of the Commonwealth, the Pennsylvania
Intergovernmental Cooperation Authority ("PICA"), has issued approximately
$1.76 billion of Special Revenue Bonds on behalf of the City to cover budget shortfalls, to eliminate projected deficits and to fund capital spending.  As one of the conditions of issuing bonds on behalf of the City, PICA exercises oversight of the City's finances.  The City is currently operating under a five year plan approved by PICA in 2000.  PICA's power to issue further bonds to finance capital projects expired on December 31, 1994.  PICA's authority to issue bonds to finance cash flow deficits expired December 31, 1996, but its authority to refund outstanding debt is unrestricted.  PICA had approximately
$959 million in special revenue bonds outstanding as of June 30, 2000.

The Pennsylvania Income Fund's classification as "non-diversified" means that the proportion of the Pennsylvania Income Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  However, the
Pennsylvania Income Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of
1986, as amended (the "Code"), which requires the Pennsylvania Income Fund generally to invest as of the end of each fiscal quarter, with respect to 50%
of its total assets, not more than 5% of such assets in the obligations of a single issuer; as to the remaining 50% of its total assets, the Pennsylvania
Income Fund is not so restricted.  In no event, however, may the Pennsylvania
Income Fund invest more than 25% of its total assets in the obligations of any one issuer as of the end of each fiscal quarter.  Since a relatively high percentage of the Pennsylvania Income Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Pennsylvania Income Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

Municipal Lease Obligations. Certain municipal lease/purchase obligations in which the Pennsylvania Income Fund may invest may contain "non-appropriation"
clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.  Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult.  In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Advisor will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

FUNDAMENTAL INVESTMENT OBJECTIVES
================================================================================

The Treasury Money Market Fund and Money Market Fund's  investment  objective is to seek current income with liquidity and stability of principal.

The NY Tax-Free  Money  Market  Fund's  investment  objective  is to seek a high level of current  interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

The  U.S.  Government  Securities  Fund's  investment  objective  is to  provide
current   income.   Capital   appreciation   is  a  secondary,   non-fundamental
investment consideration.

The NY  Municipal  Income  Fund's  investment  objective  is to provide  current income which is exempt from federal  regular income tax and the personal  income taxes  imposed  by the  State of New York  and New  York  municipalities  and is consistent with preservation of capital.

The Vision Large Cap Value  Fund's  investment  objective is to provide  income.
Capital appreciation is a secondary, non-fundamental investment consideration.

The Mid Cap Stock Fund's investment objective is to provide total return.

The  Large  Cap  Growth  Fund's  investment  objective  is  to  provide  capital appreciation.

The Large Cap Core Fund's  investment  objective is to provide long-term capital
appreciation.   Current  income  is  a  secondary,   non-fundamental  investment
consideration.

The  Intermediate  Term Bond  Fund's  investment  objective  is to seek  current income with long-term growth of capital as a secondary objective.

The Pennsylvania  Municipal Income Fund's investment objective is to seek income exempt from both federal and  Pennsylvania  state income taxes, and preservation of capital.

The Managed Allocation Fund - Conservative  Growth's investment  objective is to seek capital growth and income.

The Managed Allocation Fund - Moderate Growth's investment  objective is to seek capital growth. Income is a secondary objective.

The Managed  Allocation Fund - Aggressive  Growth's  investment  objective is to seek capital appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The  International  Equity  Fund's  investment  objective  is to seek  long-term capital  appreciation,  primarily  through a  diversified  portfolio of non-U.S.
equity securities.

Unless  otherwise stated above,  all of the investment  objectives  listed above are  fundamental.  The  investment  objective  may not be  changed by the Funds'
Trustees without shareholder approval.

INVESTMENT LIMITATIONS - treasury money market fund, money market fund, new york tax-free money market fund, U.S. government securities fund, new york municipal income fund, large cap value fund, large cap core fund, large cap growth fund and mid cap stock fund
================================================================================

================================================================================

The Large Cap Growth Fund and Large Cap Core Fund may, in the future, seek to achieve the Funds' investment objectives by investing all of the Funds' assets in a no-load, open-end management investment company having substantially the same investment objectives as the Funds. The Funds' investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of
1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate,  provided that this  restriction does not prevent the Funds from  investing in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The  Funds  may  exercise  their  rights  under  agreements   relating  to  such
securities,  including  the right to enforce  security  interests  and hold real estate  acquired  by reason of such  enforcement  until that real  estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the
Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Income Fund
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than
10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal regular income tax, except during temporary defensive periods. AMT obligations are not counted as securities the interest on which is exempt from federal regular income tax.

The  above  limitations  cannot be  changed  unless  authorized  by the Board of
Trustees  (Board)  and by the  "vote of a  majority  of its  outstanding  voting securities,"  as defined by the 1940 Act. The  following  limitations,  however, may be changed by the Board without shareholder  approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
     Treasury Fund, Money Market Fund and New York Money Market Fund: The Funds
     will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     Municipal Income Fund, Government Securities Fund, Large Cap Value Fund,
     Large Cap Growth Fund and Large Cap Core Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid-Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the NY Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5%
of its net assets.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities.  Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.  Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The Income and Equity  Funds  (other than Mid Cap Stock  Fund,  Large Cap Growth
Fund and  Large Cap Core  Fund)  will not  invest  more than 15% of the value of their respective net assets in illiquid securities  including certain restricted securities  not  determined  to be  liquid  under  criteria  established  by the
Trustees,  non-negotiable time deposits and repurchase  agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock  Fund,  Large Cap Growth Fund and Large Cap Core Fund will not purchase  securities for which there is no readily  available  market,  or enter into  repurchase  agreements  or purchase  time  deposits  maturing in more than seven days, if immediately  after and as a result,  the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money  Market  Fund will not  invest  more than 10% of the value of its net assets in illiquid  securities,  including  repurchase  agreements providing for settlement in more than seven days after notice, and restricted  securities that have not been determined to be liquid under criteria  established by the Trust's
Trustees.

Dealing in Puts and Calls
The New York  Tax-Free  Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York  Tax-Free  Money  Market  Fund will not  invest in any  issuer  for purposes of exercising control or management.

Borrowing Money
The New York  Tax-Free  Money Market Fund will not borrow  money for  investment leverage, but rather as a temporary,  extraordinary,  or emergency measure or to facilitate  management of the portfolio by enabling the Fund to meet  redemption requests when the  liquidation of portfolio  assets is deemed to be inconvenient or  disadvantageous.  The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are  outstanding.  The New York
Tax-Free Money Market Fund does not anticipate  entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

The  Funds  will not  mortgage,  pledge,  or  hypothecate  any of their  assets, provided  that this shall not apply to the transfer of  securities in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the
Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds'
investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute
"concentration."

Except with respect to borrowing  money,  if a percentage  limitation is adhered to at the  time of  investment,  a later  increase  or  decrease  in  percentage resulting  from any change in value or net assets will not result in a violation of such  restriction.  Except for the Large Cap  Growth  Fund and Large Cap Core
Fund,  none of the Funds has any present  intent to borrow money in excess of 5%
of the value of its net assets during the coming fiscal year.

For purposes of its policies and  limitations,  the Funds consider  certificates of deposit and demand and time  deposits  issued by a U.S.  branch of a domestic bank or savings and loan  having  capital,  surplus,  and  undivided  profits in excess of $100,000,000 at the time of investment to be "cash items."

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental  operational policies that are more restrictive than their fundamental investment limitations,  as set forth in the prospectus and this statement of additional information,  in order to comply
with  applicable  laws  and   regulations,   including  the  provisions  of  and
regulations  under the 1940 Act.  In  particular,  the Money  Market  Funds will comply with the various  requirements  of Rule 2a-7 (the Rule),  which regulates money market mutual funds.  The Money Market Funds will  determine the effective maturity of their  investments  according  to the Rule.  The Money  Market Funds may  change  these  operational  policies  to  reflect  changes  in the laws and regulations without the approval of their shareholders.

ADDITIONAL  investment  limitations - intermediate term bond fund,  pennsylvania municipal income fund,  managed allocation fund - conservative  growth,  managed allocation fund - moderate growth,  managed allocation fund - aggressive growth, small cap stock fund and international equity fund
================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

The Small Cap Stock, International Equity, Bond, and Managed Allocation Funds
will not:

1.  Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the
Code for each Managed Allocation Fund and the International Equity Fund), its
agencies or instrumentalities, if, immediately after such purchase, more than
5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2.  Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Managed Allocation Fund and the International Equity
Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to the
International Equity Fund and the Bond Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and
(d) with respect to the Small Cap Stock Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Income Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the  concentration of its investments in the securities of issuers primarily  engaged in the same industry.  For purposes of this  restriction,  the term  concentration  has the meaning set forth in the
Investment  Company Act of 1940, any rule or order thereunder,  or any SEC staff interpretation thereof.  Government securities and municipal securities,  except industrial development bonds, will not be deemed to constitute an industry.

In addition, the Small Cap Stock, International Equity, Bond, Pennsylvania
Income and Managed Allocation Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.  (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the
Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information  of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds.  Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

4. Neither the Small Cap Stock Fund nor the International Equity Fund may engage in any short sales.  However, each of the Bond Fund and Pennsylvania Income Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the Pennsylvania Income Fund's concentration restriction, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In
addition,          (a) utility companies will be divided according to their
services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement.  However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.  In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The Securities and Exchange
Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions.
High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES
================================================================================

MONEY MARKET FUNDS
The  Trustees  have decided  that the best method for  determining  the value of
portfolio   instruments  is  amortized  cost.   Under  this  method,   portfolio
instruments are valued at the acquisition  cost as adjusted for  amortization of premium  or  accumulation  of  discount  rather  than at current  market  value.
Accordingly,  neither  the  amount of daily  income  nor the net asset  value is affected by any unrealized  appreciation or  depreciation  of the portfolio.  In periods of declining  interest rates, the indicated daily yield on shares of the
Fund computed by dividing the  annualized  daily income on the Fund's  portfolio by the net asset  value  computed  as above may tend to be higher than a similar computation  made by using a method of  valuation  based upon market  prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the  amortized  cost method of valuing  portfolio  instruments depends on its  compliance  with certain  conditions in the Rule  promulgated by the Securities and Exchange  Commission  under the 1940 Act. Under the Rule, the
Trustees  must  establish  procedures  reasonably  designed to stabilize the net asset value per share, as computed for purposes of distribution  and redemption, at $1.00 per share,  taking  into  account  current  market  conditions  and the
Fund's investment objective.  The procedures include monitoring the relationship between  the  amortized  cost value per share and the net asset  value per share based upon  available  indications  of market  value.  The Trustees  will decide what,  if any,  steps should be taken if there is a difference  of more than 0.5 of 1% between the two values.  The  Trustees  will take any steps they  consider appropriate  (such as  redemption in kind or  shortening  the average  portfolio maturity)  to minimize any material  dilution or other  unfair  results  arising from differences between the two methods of determining net asset value.

INCOME AND EQUITY FUNDS
Market  values  of  the  Income  and  Equity  Funds'  portfolio  securities  are determined as follows:

|     for equity  securities,  according to the last sale price in the market in which they are primarily traded (either a national  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts  and  options  are  generally  valued at market  values established  by the exchanges on which they are traded at the close of trading
  on  such  exchanges.   Options  traded  in  the  over-the-counter  market  are
  generally  valued  according  to the  mean  between  the last bid and the last asked  price  for the  option as  provided  by an  investment  dealer or other financial  institution  that deals in the option.  The Board may  determine in good faith that  another  method of valuing such  investments  is necessary to appraise their fair market value;

|     for fixed income  securities,  according to the mean between bid and asked prices as  furnished  by an  independent  pricing  service,  except that fixed income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities at fair value as determined in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Fund values  foreign  securities at the latest closing price on the exchange on which they are traded  immediately  prior to the closing of the NYSE.  Certain foreign currency  exchange  rates may also be determined at the latest rate prior to the closing  of the NYSE.  Foreign  securities  quoted  in  foreign  currencies  are translated into U.S. dollars at current rates. Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are determined  and the closing of the NYSE.  If such events  materially  affect the value of  portfolio  securities,  these  securities  may be valued at their fair value as  determined  in good faith by the  Funds'  Board,  although  the actual calculation may be done by others.

WHAT DO SHARES COST?
================================================================================

Each Equity and Income Fund's net asset value (NAV) per Share  fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may  differ  due to the  variance  in daily net income  realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE-Class A Shares
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger  purchases  of the same Share class  reduce the sales charge you pay. You can combine  purchases  of Shares  made on the same day by you,  your spouse and your  children  under  age 21.  In  addition,  purchases  made at one  time by a trustee or fiduciary  for a single trust  estate or a single  fiduciary  account can be combined.

Accumulated Purchases
If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases
You can  combine  concurrent  purchases  of the same share  class of two or more
VISION Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within an 18-month  period to combine  such  purchases  in calculating  the sales charge.  The Funds'  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege
You may reinvest,  within 90 days,  your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Funds
The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

|     current  and  retired  employees  and  directors  of M&T  Bank,  M&T  Bank
   Corporation and their subsidiaries;

|     current and former Trustees of the Trust;

|     clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

|     employees (including  registered  representatives) of a dealer which has a selling  group  agreement  with the Funds'  distributor  and consents to such purchases;

|     current and retired employees of any sub-adviser to the VISION Funds; and

|     investors  referred  by any  sub-adviser  to the VISION  Funds.  Immediate
   relatives   include   grandparents,    parents,   siblings,   children,   and
   grandchildren  of a  qualified  investor,  and the  spouse  of any  immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES
Investors  may purchase  Class A Shares of each of the Funds at net asset value, without a sales  charge,  with the proceeds from either:  (i) the  redemption of shares of a mutual  fund which was sold with a sales  charge or  commission;  or
(ii) fixed or variable rate annuities.  The purchase must be made within 60 days of the  redemption,  and M&T Bank's Mutual Fund Services must be notified by the investor in writing,  or by the investor's  financial  institution,  at the time the  purchase  is  made,  and must be  presented  satisfactory  evidence  of the redemption.  Redemptions  of mutual fund shares that are subject to a contingent deferred  sales  charge are not  eligible  to purchase  Fund  Shares  under this method.  The  distributor  will  uniformly  and  periodically  offer to pay cash payments as incentives to  broker/dealers  whose  customers or clients  purchase
Shares of a Fund under this "no-load" purchase  provision.  This payment will be made  out of the  distributor's  assets  and not by the  Trust,  the  Funds or a
Fund's shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-Class B Shares
These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment  professional  selling  Shares;  the shareholder has already paid a Contingent  Deferred  Sales Charge  (CDSC);  or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

|     following  the death or  post-purchase  disability,  as defined in Section
   72(m)(7)  of the  Internal  Revenue  Code  of  1986,  of the  last  surviving shareholder;

|     representing minimum required  distributions from an Individual Retirement
   Account or other  retirement  plan to a shareholder  who has attained the age of 70 1/2;

|     of Shares  that  represent  a  reinvestment  within 90 days of a  previous redemption;

|     which  are  involuntary  redemptions  processed  by  a  Fund  because  the accounts do not meet the minimum balance requirements; and

|     which are  qualifying  redemptions  of Class B Shares  under a  Systematic
   Withdrawal Program.

HOW ARE THE FUNDS SOLD?
================================================================================

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor  generally  pays up to 90% (and as much as 100%) of this  charge  to investment  professionals for sales and/or administrative services. Any payments to investment  professionals  in excess of 90% of the front-end sales charge are considered  supplemental  payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS
As  compensation  type  plans,  the Rule  12b-1  Plans are  designed  to pay the
Distributor (who may then pay investment  professionals such as banks (including
M&T Bank and its affiliates),  broker/dealers,  trust  departments of banks, and registered  investment  advisers) for marketing activities (such as advertising, printing and distributing  prospectuses,  and providing incentives to investment professionals)  to  promote  sales of Shares so that  overall  Fund  assets  are maintained  or  increased.  This  helps the Funds  achieve  economies  of scale, reduce per share  expenses,  and provide cash for orderly  portfolio  management and Share  redemptions.  In addition,  the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor  more or less than its actual marketing expenses.  In no event  will the Fund pay for any  expenses  of the  Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay M&T Bank for providing  shareholder  services and  maintaining shareholder  accounts.  M&T Bank may select others to perform these services for their customers and may pay them fees.
SUPPLEMENTAL PAYMENTS
Investment  professionals  may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser.  The  Distributor  may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive such fees for providing  distribution-related or shareholder  services such as sponsoring  sales,  providing sales literature, conducting  training  seminars  for  employees,  and  engineering  sales-related computer software programs and systems.  Also,  investment  professionals may be paid cash or promotional  incentives,  such as reimbursement of certain expenses relating  to  attendance  at  informational  meetings  about  the  Fund or other special  events at  recreational-type  facilities,  or items of material  value.
These  payments  will  be  based  upon  the  amount  of  Shares  the  investment professional  sells or may sell  and/or  upon  the type and  nature  of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
================================================================================
You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Funds reserve the right to determine  whether to accept your  securities  and the minimum  market value to accept.  The Funds will value your  securities  in the same manner as it values its assets.  This  exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
================================================================================

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial,  or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
================================================================================

Although  each Fund intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the  Funds  have  elected  to be  governed  by  Rule  18f-1  under  the
Investment  Company Act of 1940, each Fund is obligated to pay Share redemptions to any one  shareholder  in cash only up to the lesser of  $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio  securities,  valued in the same way as the Fund  determines  its NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving  the  portfolio  securities  and selling  them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS
Each Share of a Fund gives the  shareholder  one vote in Trustee  elections  and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting  only a  particular  Fund or class,  only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

As of August_2, 2001, the following shareholders owned of record,  beneficially, or both, 5% or more of outstanding Shares:

----------------------------------------------------------------------------------------
Fund                      Shareholder Name            Share Class   Percentage Owned
                          ---------------------------
                          Address
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
International Equity Fund Altru   Company,   57984-5, A             54.44%
                          Altoona, PA                 A             28.99%
                          Reho & Co., Buffalo, NY     A             7.13%
                          Altru   Company,   57976-4, A             5.88%
                          Altoona, PA                 B             32.39%
                          SEI Trust Company, Oaks, PA
                          Ronald  L. and  Deborah  L. B             20.76%
                          Murphy, Shavertown, PA      B             18.34%
                          James. A. Lent, Marion, NY
                          State   Street   Bank   and B             17.38%
                          Trust Co.,
                          Yorkshire, NY               B             7.81%
                          State   Street   Bank   and
                          Trust Co.,
                          Mount Holly Springs, PA
                          State   Street   Bank   and
                          Trust Co.,
                          Kenmore, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Small Cap Stock Fund      Altru   Company,   57980-3, A             50.31%
                          Altoona, PA                 A             18.39%
                          Altru   Company,   57976-4, A             14.98%
                          Altoona, PA                 A             7.21%
                          Reho & Co., Buffalo, NY     B             15.00%
                          SEI Trust Company, Oaks, PA
                          NFSC   FEBO    #C3X-043338, B             13.59%
                          Pottsville, PA              B             11.24%
                          Turk  Hill  Estates   Inc.,
                          Fairport, NY                B             11.01%
                          NFSC   FEBO    #C3X-044245,
                          Pottsville, PA              B             7.29%
                          State   Street   Bank   and
                          Trust Co., West Wyoming, PA B             5.62%
                          NFSC   FEBO    #01D-054224,
                          Shavertown, PA              B             5.21%
                          Ronald  L. and  Deborah  L.
                          Murphy, Shavertown, PA
                          Janeen      M.       Daily,
                          Shawanese, PA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Mid Cap Stock Fund        SEI Trust  Company  c/o M&T A             33.25%
                          Investment Group, Oaks, PA
                          Tico & Co., Buffalo, NY     A             7.97%
                          SEI Trust  Company  c/o M&T A             7.39%
                          Bank, Oaks, PA
                          NFSC   FEBO    #01D-033260, B             6.68%
                          North Tonawanda, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap Growth Fund     Manufacturers  and  Traders A             41.13%
                          Bank, Reho & Co.,  Buffalo,
                          NY                          A             31.05%
                          Krauss & Company,  Buffalo, A             8.27%
                          NY                          A             5.95%
                          Manufacturers  and  Traders
                          Trust Company,  Tice & Co., B             7.94%
                          Buffalo, NY
                          Tice & Co., Buffalo, NY
                          State  Street  Bank & Trust
                          Company, Fayetteville, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap Core Fund       Altru   Company,   57980-3, A             52.78%
                          Altoona, PA                 A             14.14%
                          Altru   Company,   57976-4, A             12.90%
                          Altoona, PA                 A             6.96%
                          Reho & Co., Buffalo, NY     A             6.92%
                          SEI Trust Company, Oaks, PA B             14.45%
                          Altru   Company,   57984-5,
                          Altoona, PA                 B             11.86%
                          State   Street   Bank   and
                          Trust, Syracuse, NY         B             11.84%
                          NFSC   FEBO    #01D-062103,
                          Newburyport, MA             B             9.79%
                          NFSC   FEBO    #C3X-043338,
                          Pottsville, PA              B             8.15%
                          NFSC   FEBO    #C3X-044245,
                          Pottsville, PA              B             5.28%
                          Herbert      and      Bella
                          Biegelman, Monsey, NY
                          State  Street Bank & Trust,
                          Jamesville, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap Value Fund      SEI Trust Company,  c/o M&T A             23.10%
                          Bank, Oaks, PA
                          Tico & Co., Buffalo, NY     A             16.56%
                          Krauss & Company,  Buffalo, A             12.42%
                          NY                          A             11.51%
                          SEI Trust Company,  c/o M&T
                          Investment Group, Oaks, PA  A             5.32%
                          Manufacturers  and  Traders
                          Bank, Reho & Co.,  Buffalo, B             9.53%
                          NY
                          State   Street   Bank   and B             6.16%
                          Trust, Buffalo, NY          B             5.78%
                          Mary Ann Rizzo, Snyder, NY
                          NFSC   FEBO    #01D-051640,
                          North Tonawanda, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed  Allocation  Fund Elaine      E.      Hoover, A             5.57%
- Moderate Growth         Stroudsburg, PA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed  Allocation  Fund Stanley  A. and  Arlene  R. A             19.48%
- Conservative Growth     Schroyer, Drums, PA
                          Edith      N.      Cleague, A             6.76%
                          Lockport, NY                A             5.17%
                          Paul D. Tait, Buffalo, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New    York     Municipal Krauss & Company,  Buffalo, A             26.34%
Income Fund               NY                          A             10.43%
                          Tico & Co., Buffalo, NY     A             8.39%
                          SEI Trust Company, Oaks, PA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Pennsylvania    Municipal Altru Company, Altoona, PA  A             92.46%
Income Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Intermediate   Term  Bond Altru   Company,   57984-5, A             71.31%
Fund                      Altoona, PA                 A             14.07%
                          Altru   Company,   57976-4, A             10.65%
                          Altoona, PA
                          Tico & Co., Buffalo, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S.           Government Krauss & Co., Buffalo, NY   A             27.47%
Securities Fund           SEI Trust Company,  c/o M&T A             21.74%
                          Bank, Oaks, PA
                          Tico & Co., Buffalo, NY     A             15.81%
                          SEI Trust Company,  c/o M&T A             8.61%
                          Investment Group, Oaks, PA
                          Manufacturers  and  Traders A             7.04%
                          Bank, Reho & Co.,  Buffalo,
                          NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New York  Tax-Free  Money National          Financial A             22.91%
Market Fund               Services Co., New York, NY
                          Manufacturers  and  Traders A             22.81%
                          Trust  Co.,  Tice  and Co.,
                          Buffalo, NY                 A             14.26%
                          Manufacturers   &   Traders
                          Trust  Co.,   Trust  Dept.,
                          Buffalo, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Money Market Fund         Manufacturers   &   Traders A             11.30%
                          Trust Co., Buffalo, NY
                          National          Financial A             9.54%
                          Services Co., New York, NY
                          Health  Solutions  Limited, S             16.95%
                          Latham, NY                  S             5.58%
                          Betters Inc., Oakfield, NY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Treasury   Money   Market Manufacturers   &   Traders A             70.73%
Fund                      Trust  Co.,   Tice  &  Co.,
                          Buffalo, NY                 S             8.95%
                          Charter  School of  Science
                          & Technology, Rochester, NY S             7.14%
                          University  Hill  Radiation
                          Oncology, Syracuse, NY      S             6.90%
                          Medical   Services   Group,
                          Syracuse, NY
----------------------------------------------------------------------------------------

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

TAX INFORMATION
================================================================================

FEDERAL INCOME TAX
Each Fund intends to meet  requirements of Subchapter M of the Internal  Revenue
Code applicable to regulated  investment  companies.  If these  requirements are not met, it will not receive  special tax treatment and will pay federal  income tax.

Each Fund will be treated as a single,  separate  entity for federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign  securities,  their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Funds  intend to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions  from a Fund may be  based on  estimates  of book  income  for the year. Book income  generally  consists solely of the coupon income  generated by the portfolio,  whereas  tax-basis income includes gains or losses  attributable to currency  fluctuation.  Due to  differences  in the book and tax treatment of fixed-income  securities  denominated in foreign currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the extent that currency  fluctuations  cannot be  anticipated,  a portion of  distributions  to shareholders  could  later be  designated  as a return of  capital,  rather than income,  for income tax purposes,  which may be of particular  concern to simple trusts.

If a Fund  invests  in the  stock  of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

NEW YORK TAXES
Under existing New York laws,  shareholders of the NY Municipal  Income Fund and
NY Tax-Free  Money Market Fund will not be subject to New York State or New York
City  personal  income  taxes on  dividends  to the extent  that such  dividends qualify as "exempt  interest  dividends" under the Internal Revenue Code of 1986 and represent  interest  income  attributable to obligations of the State of New
York and its political subdivisions,  as well as certain other obligations,  the interest  on which is exempt  from New York  State  and New York  City  personal income taxes, such as, for example,  certain  obligations of the Commonwealth of
Puerto Rico.  To the extent that  distributions  are derived from other  income, such  distributions  will be subject to New York State or New York City personal income tax.

The NY Municipal  Income Fund and NY Tax-Free  Money Market Fund cannot  predict in advance  the exact  portion of their  dividends  that will be exempt from New
York State and New York City  personal  income  taxes.  However,  the Funds will report to  shareholders  at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends  paid by the NY  Municipal  Income Fund and NY Tax-Free  Money  Market
Fund are exempt from the New York City  unincorporated  business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in  determining  New
York  State or New  York  City  franchise  taxes on  corporations  or  financial institutions.

Income from the NY  Municipal  Income Fund and NY Tax-Free  Money Market Fund is
not necessarily free from taxes in states other than New York.  Shareholders are urged to consult their own tax advisers  regarding the status of their  accounts under state and local tax laws.

Dividends  paid by the NY  Municipal  Income Fund and NY Tax-Free  Money  Market
Fund that are  attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Income Fund intends to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes.  In order for the Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

As described in its Prospectus, the Pennsylvania Municipal Income Fund is
designed to provide investors with tax-exempt interest income.  The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.  Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code (the "Code"),
H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt.  In addition, the Fund may not be an appropriate investment for persons or entities that are "substantial users"
of facilities financed by private activity bonds or "related persons" thereof.
"Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired.  "Related persons"
include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
================================================================================

BOARD OF TRUSTEES
The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
Information  about  each  Board  member  is  provided  below and  includes  each person's:  name,  address,  birthdate,  present position(s) held with the Trust, principal  occupations  for the past five years and positions  held prior to the past five years,  and total  compensation  received as a Trustee  from the Trust for its most recent fiscal year.  The Trust is composed of eighteen funds and is the only investment company in the Fund Complex.

-------------------------------------------------------------- ------------
Name                                                              Total
Birth date          -                                          Compensation
Address              Principal Occupations                        From
Position With Trust  for Past Five Years                         Trust*

Randall I. Benderson  President and Chief Operating Officer,     $13,000
-------------------- Benderson Development Company, Inc.
570 Delaware Avenue  (construction).
Buffalo, NY
Birth date: January
12, 1955

Trustee

-------------------------------------------------------------- ------------
Joseph J. Castiglia  Director, Energy East Corp.; Sevenson       $13,000
Roycroft Campus      Environmental Services, Inc.;
21 South Grove       HealthNow New York, Inc., d/b/a Blue
Street, Suite 291    Cross and Blue Shield of Western New
East Aurora, NY      York and Blue Shield of Northeastern
14052                New York; and Former President, Chief
Birth date: July     Executive Officer and Vice Chairman,
20, 1934             Pratt & Lambert United, Inc.
                     (manufacturer of paints and chemical
Trustee              specialties).

---------------------
                    ------------------------------------------ ------------
John S. Cramer+       President Emeritus, Pinnacle Health        $8,000
4216 Jonathan Lane    System.
Harrisburg, PA 17110
Birth date:
February 22, 1942

Trustee

                    ------------------------------------------ ------------
Mark J. Czarnecki++# Executive Vice President, Manufacturers       $0
Manufacturers and    and Traders Trust Company ("M&T Bank"),
Traders Trust        division head for M&T Bank's investment
Company              area, M&T Investment Group.
One M&T Plaza
Buffalo, NY 14203
Birthdate:
November 3, 1955

Trustee

                    ------------------------------------------ ------------
Daniel R. Gernatt,   President and CFO of Gernatt Asphalt        $13,000
Jr.                  Products, Inc.; Executive Vice
Richardson & Taylor  President, Dan Gernatt Gravel Products,
Hollow Roads         Inc.; Vice President, Country Side Sand
Collins, NY          & Gravel, Inc.
Birth  date: July
14, 1940

Trustee

-------------------------------------------------------------- ------------
George K.            Retired President, Brand Name Sales,        $12,500
Hambleton, Jr.       Inc. (catalog showroom operator);
1003 Admiral's Walk  Retired President, Hambleton & Carr,
Buffalo, NY          Inc. (catalog showroom operator).
Birth date:
February 8, 1933

Trustee

-------------------------------------------------------------- ------------
Edward C. Gonzales   President, Executive Vice President and       $0
Federated Investors  Treasurer of other funds distributed by
Tower                Federated Securities Corp.; Vice
Pittsburgh, PA       Chairman, Federated Investors, Inc.;
Birth date: October  Trustee, Federated Administrative
22, 1930             Services; formerly: Trustee or Director
                     of other funds distributed by Federated
Chairman and         Securities Corp.; CEO and Chairman,
Treasurer            Federated Administrative Services; Vice
                     President, Federated Investment
                     Management Company, Federated
                     Investment Counseling, Federated Global
                     Investment Management Corp. and
                     Passport Research, Ltd.; Director and
                     Executive Vice President, Federated
                     Securities Corp.; Director, Federated
                     Services Company; Trustee, Federated
                     Shareholder Services Company.

                    --
--------------------- ---------------------------------------- ------------
Carl W. Jordan        President, M&T Securities, Inc., since       $0
One M&T Plaza         1998; Administrative Vice President,
Buffalo, NY           M&T Bank, 1995-1998.
Birth date: January
2, 1955

President

--------------------- ---------------------------------------- ------------
Kenneth G. Thompson   Vice President, M&T Bank, since 1999;        $0
One M&T Plaza         Regional Sales Manager, M&T
Buffalo, NY           Securities, Inc., 1995-1999.
Birth date:
September 4, 1964

Vice President

-------------------------------------------------------------- ------------
Beth S. Broderick    Vice President, Mutual Fund Services          $0
Federated Investors  Division, Federated Services Company.
Tower
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------- ------------
C. Grant Anderson    Corporate Counsel, Federated Investors,       $0
Federated Investors  Inc.; Vice President, Federated
Tower                Services Company.
Pittsburgh, PA
Birth date:
November 6, 1940

Secretary

-------------------------------------------------------------- ------------
*  This Compensation includes payments made to the Trust's Trustees by VISION
Group of Funds, Inc. (Corporation) in their capacity as Directors of the
Corporation.  The Corporation reorganized into the Trust on November 8, 2000.
(See "How are the Funds Organized").
+Mr. Cramer became a member of the Board of Trustees on December 1, 2000.
++ Mr. Czarnecki became a member of the Board of Trustees on August 11, 2000.
He did not receive any fees as of the fiscal year end of the Trust.
#  Denotes a Trustee who is deemed to be an interested person as defined in the
1940 Act.

As of August 2, 2001 the Funds'  Board and  Officers  as a group owned less than
1% of each Fund's outstanding Shares.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment  decisions for the
Funds.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISERS
New York Tax-Free Money Market Fund
The Adviser has delegated daily  management of the NY Tax-Free Money Market Fund to the sub-adviser,  Federated  Investment  Management Company (FIMCO).  On June
21, 1999,  Federated  Investment  Counseling (FIC)  transferred its Sub-Advisory
Contract to its affiliate,  Federated Investment  Management Company. FIC served as sub-adviser since September 8, 1998.

For its services under the Sub-Advisory  Agreement,  FIMCO receives an allocable portion of the  advisory  fee the Adviser  receives  from the NY Tax-Free  Money
Market Fund.  The  allocation is based on the amount of  securities  which FIMCO manages  for  the  Fund.  This  fee is paid by the  Adviser  out of the  fees it receives and is not a Fund expense. FIMCO is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.20%             on  the  first  $100  million  average
                  daily net assets;
---------------------------------------------------------
0.18%             on  the  next  $100  million   average
                  daily net assets; and
---------------------------------------------------------
0.15%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

Mid Cap Stock Fund

The  Adviser has  delegated  daily  management  of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (Independence).

For its services  under the  Sub-Advisory  Agreement,  Independence  receives an allocable  portion of the  advisory  fee the Adviser  receives  from the Mid Cap
Stock  Fund.  The  allocation  is  based  on  the  amount  of  securities  which
Independence  manages  for the Fund.  This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.  Independence is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.40%             on assets up to $500 million
---------------------------------------------------------
0.35%             on assets in excess of $500 million
---------------------------------------------------------

Large Cap Growth Fund

The Adviser has delegated  daily  management of the Large Cap Growth Fund to the sub-adviser,  Montag & Caldwell,  Inc. (M&C).  Alleghany Asset Management,  Inc.
(the parent of M&C) was acquired by ABN AMRO North  America  Holding  Company on
January 31, 2001.

For its services  under the  Sub-Advisory  Agreement,  M&C receives an allocable portion  of the  advisory  fee the  Adviser  receives  from the Large Cap Growth
Fund. The allocation is based on the amount of securities  which M&C manages for the Fund.  This fee is paid by the Adviser  out of the fees it  receives  and is not a Fund expense. M&C is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

International Equity Fund
The Adviser has delegated daily management of the  International  Equity Fund to the sub-adviser,  Brinson  Partners,  Inc.(Brinson).  For its services under the
Sub-Advisory  Agreement,  Brinson receives an allocable  portion of the advisory fee the Adviser receives from the  International  Equity Fund. The allocation is based on the amount of securities  which Brinson  manages for the Fund. This fee is paid by the Adviser out of the fees it  receives  and is not a Fund  expense.
Brinson is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.40%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
0.35%             on  the  next  $150  million   average
                  daily net assets
---------------------------------------------------------
0.30%             on average  daily net assets over $200
                  million
---------------------------------------------------------

Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the Small
Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.
LSV is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.65%             On  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
0.55%             On average  daily net assets  over $50
                  million
---------------------------------------------------------

The Adviser has delegated daily management of the growth component of the Small
Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund.
The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.  Mazama is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.70%             On average daily net assets
---------------------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser, subadvisers and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the
Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price. The Adviser and sub-advisers  will generally use those who are recognized dealers  in  specific  portfolio  instruments,  except  when a better  price and execution of the order can be obtained  elsewhere.  The Adviser and sub-advisers may  select  brokers  and  dealers  based on whether  they also  offer  research services (as described  below).  In selecting among firms believed to meet these criteria,  the Adviser and  sub-advisers  may give  consideration to those firms which have sold or are selling  Shares of the Fund and other  funds  distributed by the  Distributor  and its  affiliates.  The  Adviser  and  sub-advisers  make decisions on portfolio  transactions  and select brokers and dealers  subject to review by the Funds' Board.

Research Services
Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Adviser or  sub-advisers in advising other accounts.
To the extent that receipt of these services may replace  services for which the
Adviser,  the  sub-advisers  or their  affiliates  might otherwise have paid, it would tend to reduce their expenses.  The Adviser,  the  sub-advisers  and their affiliates  exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities  transactions.  They determine in good faith that commissions  charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment  decisions for the Funds are made  independently  from those of other accounts  managed  by the  Adviser.  When  the  Funds  and one or more of  those accounts  invests in, or disposes of, the same security,  available  investments or  opportunities  for sales will be allocated among the Fund and the account(s)
in a manner believed by the Adviser to be equitable.  While the coordination and ability to  participate  in volume  transactions  may benefit  the Funds,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated   Services   Company  (FSC)  and  M&T   Securities,   Inc.   serve  as
co-administrators   to  the  Trust  and   provide   the   Funds   with   certain
administrative  personnel  and  services  necessary  to operate  the Funds.  The administrative  services are  provided for an aggregate  annual fee as specified below:

Fees Payable to FSC:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

Service Arrangements Prior To November 1, 2000
Prior to November 1, 2000,  different  servicing  arrangements were in place for
the   Corporation.   Federated   Administrative   Services   (FAS)   served   as
administrator  for  the  Corporation,   and  provided  the  Funds  with  certain
administrative  personnel  and  services  necessary  to operate  the Funds.  FSC served as transfer agent (through its affiliate,  FSSC) and fund  accountant for the Corporation, and provided the Funds with certain financial,  administrative, transfer  agency and fund  accounting  services.  FAS, FSC and FSSC are indirect wholly owned  subsidiaries  of Federated  Investors,  Inc.  These  services were provided for an aggregate annual fee as specified below:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds, Inc.
---------------------------------------------------------------
0.140 of 1%          on the first $1.4 billion
---------------------------------------------------------------
0.100 of 1%          on the next $750 million
---------------------------------------------------------------
0.070%               on assets in excess of $2.15 billion
---------------------------------------------------------------

Prior to  December  1,  1997,  FAS was paid an  administrative  fee by the Funds based on the following schedule:
Maximum           Average  Aggregate Daily Net Assets of
Administrative    the Vision Group of Funds, Inc.
Fee
---------------------------------------------------------
0.150 of 1%       on the first $250 million
---------------------------------------------------------
0.125 of 1%       on the next $250 million
---------------------------------------------------------
0.100 of 1%       on the next $250 million
---------------------------------------------------------
0.075 of 1%       on assets in excess of $750 million
---------------------------------------------------------

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust  Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Funds.  Foreign  instruments  purchased by a Fund are held by foreign banks  participating in a global custody network coordinated by State Street Bank.  Effective  November 1, 2000,  State Street Bank and Trust
Company provides financial  administration  and fund accounting  services to the
Funds for an  aggregate  annual  fee of 0.045% of the Funds'  average  daily net assets.

INDEPENDENT Auditors
The independent  auditors for the Fund,  Ernst & Young LLP,  conducts its audits in accordance with auditing  standards  generally  accepted in the United States of  America,  which  require  it to plan  and  perform  its  audits  to  provide
reasonable   assurance  about  whether  the  Funds'  financial   statements  and
financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES
================================================================================

-----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived      Commissions Paid              Paid/
                                                                   Administrative Fee
                                                                         Waived
                                        -------------------------------------------------
                -------------------------------------------------------------------------
Funds             For the fiscal year     For the fiscal year     For the fiscal year
                         ended                   ended                   ended
                       April 30,               April 30,               April 30,
                -------------------------------------------------------------------------
                -------------------------------------------------------------------------
                 2001    2000    1999     2001    2000   1999     2001    2000    1999
                -------------------------------------------------------------------------
----------------
Treasury Money  $3,400,9$2,792,0$2,915,6$0       $0     $0      $702,363 $711,804$763,444
Market Fund     $580,724$446,722$466,502                        $0       $0      $0
----------------
-----------------------------------------------------------------------------------------
Money Market    $7,236,8$5,272,7$4,118,7$0       $0     $0      $1,489,09$1,344,7$1,080,940
Fund            $723,684$527,275$402,495                        $0       $0      $0
----------------
-----------------------------------------------------------------------------------------
NY Tax-Free     $810,287$790,870$534,508$0       $0     $0      $167,024 $201,503$139,543
Money Market    $152,780$142,357$154,452                        $0       $0      $0
Fund(b)
-----------------------------------------------------------------------------------------
----------------
U.S.            $525,184$413,227$429,164$0       $0     $0      $77,371  $75,305 $80,780
Government      $16,972 $29,516 $29,915                         $0       $0      $0
Securities Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NY Municipal    $454,654$346,037$336,546$0       $0     $0      $66,967  $63,066 $63,594
Income Fund     $90,858 $98,868 $93,773                         $0       $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap       $231,517$267,746$290,500$88,500  $121,21$59,210 $34,439  $48,813 $54,167
Value Fund      $0      $0      $0                              $0       $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mid Cap Stock   $979,474$719,262$739,869$192,332 $414,35$676,815$120,898 $116,322$138,723
Fund(c)         $0      $0      $0                              $0       $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap       $75,978 $5,655(aN/A     $15,959  $6,091 N/A     $9,080   $865(a) N/A
Growth Fund(d)  $12,730 $5,655  N/A                     N/A     $0       $865(a) N/A
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived      Commissions Paid              Paid/
                                                                   Administrative Fee
                                                                         Waived
                                        -------------------------------------------------
                -------------------------------------------------------------------------
Funds             For the fiscal year     For the fiscal year     For the fiscal year
                         ended                   ended                   ended

                -------------------------------------------------------------------------
                -------------------------------------------------------------------------
                April   June    June    April    June   June    April    June    June
                30,     30,     30,     30, 2001 30,    30,     30, 2001 30,     30,
                2001(e)  2000    1999             2000   1999             2000    1999
                -------------------------------------------------------------------------
----------------
Intermediate    $1,247,0$1,710,6$1,780,6$0       _      _       $249,174 $427,672$386,279
Term Bond Fund  $407,541$855,336$890,336                        $28,782  $99,791 $44,983
----------------
-----------------------------------------------------------------------------------------
Pennsylvania    $482,918$600,219$691,568$0       _      _       $95,922  $150,056$149,744
Municipal       $110,328$300,110$345,784                        $10,930  $35,013 $17,193
Income Fund
----------------
-----------------------------------------------------------------------------------------
Managed         $645    $567    $59     $100     _      _       $90      $0      $0
Allocation      $645    $323    $3                              $0
Fund -
Conservative
Growth
-----------------------------------------------------------------------------------------
----------------
Managed         $2,796  $2,049  $156    $5,714   _      _       $378     $0      $0
Allocation      $2,796  $1,229  $12                             $0
Fund -
Moderate Growth
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Managed         $3,067  $1,637  $108    $12,219  _      _       $385     $0      $0
Allocation      $3,067  $1,066  $4                              $0
Fund -
Aggressive
Growth
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Small Cap       $1,034,8$1,368,9$1,241,2$23,638  $121,60$38,115 $140,216 $205,350$160,962
Stock Fund      $147,388$410,697$444,534                        $17,195  $47,915 $18,184
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
International   $386,845$527,053$179,833$39,452  $96,172$104,394$42,591  $63,247 $21,580
Equity Fund(f)  $134,854$358,395$122,287                        $5,095   $14,758 $5,035
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap Core  $1,594,3$1,967,4$1,854,4$126,281 $215,05$36,991 $264,172 $393,485$321,042
Fund            $173,270$393,485$513,293                        $0       $91,814 $36,696
-----------------------------------------------------------------------------------------
(a)   For the period from March 20, 2000 (date of initial public investment) to
   April 30, 2000.
(b)   The Adviser paid sub-advisory fees to Federated Investment Management
   Company and its affiliate Federated Investment Counseling in the amounts of
   $300,213, $304,350 and $147,253, for the fiscal years ended April 30, 2001 and April 30, 2000 and for the period from September 8, 1998 to April 30,
   1999, respectively.

(c)   The Adviser paid  sub-advisory fees to Independence Investment LLC in the amounts of $460,929 and $203,250 for the fiscal years ended April 30, 2001 and April 30, 2000, respectively.

(d)   The Adviser paid sub-advisory fees to Montag & Caldwell, Inc. in the amounts of $44,693 and $3,345 for the fiscal year ended April 30, 2001 and for the period from March 20, 2000 (date of initial public investment) to
   April 30, 2000, respectively.

(e)   Formerly Governor Funds. The Funds changed their fiscal year end from
   June 30 to April 30.

(f)   The Adviser paid a sub-advisory fee to Brinson Partners, Inc.  in the amount of $44,502 for the fiscal year ended April 30, 2001.

--------------------------------------------------------------------------------
-------------- Treasury Money   Money Market  U.S.       NY             NY
Fees Paid for    Market Fund        Fund      Government Municipal   Tax-Free
the fiscal                                    Securities Income        Money
year ended                                       Fund       Fund    Market Fund
April 30, 2001
               -----------------------------------------------------------------
               -----------------------------------------------------------------
               ------- Class S Class  Class S  Class A    Class A     Class A
               Class A           A
--------------------------------------------------------------------------------
-------------- $0      $57,039 $0     $166,036$0         $0         $0
12b-1 Fees
Paid
--------------------------------------------------------------------------------
-------------- $0      $0      $0     $0      $0         $0         $0
Shareholder
Services Fees
Paid
--------------------------------------------------------------------------------

--------------------------------------------------------------------
----------------   Large Cap     Mid Cap Stock    Large Cap Growth
Fees Paid for      Value Fund         Fund              Fund
the fiscal year
ended April 30,
2001
                 ---------------------------------------------------
                 ---------------------------------------------------
                 ------ Class B Class A  Class B  Class A   Class
                 Class                                        B
                   A
--------------------------------------------------------------------
---------------- $0     $499    $0       $4,132  $0        $1,553
12b-1 Fees Paid
--------------------------------------------------------------------
---------------- $0     $166    $286,704 $1,377  $0        $518
Shareholder
Services Fees
Paid
--------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------  Intermediate    Pennsylvania        Managed       Managed Allocation
Fees Paid for    Term Bond Fund    Municipal     Allocation Fund -    Fund - Moderate
the fiscal year                   Income Fund       Conservative          Growth
ended April 30,                                        Growth
2001
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 --------------     Class A            Class              Class A
                    Class A                              A
----------------------------------------------------------------------------------------
---------------- $0             $0               $0                 $0
12b-1 Fees Paid
----------------------------------------------------------------------------------------
---------------- $66,328        $24,961          $0                 $0
Shareholder
Services Fees
Paid
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------    Managed     Small Cap Stock    International    Large Cap Core Fund
Fees Paid for      Allocation         Fund          Equity Fund
the fiscal year      Fund -
ended April 30,    Aggressive
2001                 Growth
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 -------------- Class A  Class B  Class A  Class B   Class A   Class B
                    Class A
----------------------------------------------------------------------------------------
---------------- $0             $0       $24     $0        $1       $0        $67
12b-1 Fees Paid
----------------------------------------------------------------------------------------
---------------- $0             $224,858 $8      $27,813   $0       $305,159  $22
Shareholder
Services Fees
Paid
----------------------------------------------------------------------------------------

================================================================================

================================================================================

================================================================================

HOW DO THE FUNDS MEASURE PERFORMANCE?
================================================================================

The Funds may advertise  Share  performance by using the Securities and Exchange
Commission's  (SEC) standard  method for calculating  performance  applicable to all mutual funds. The SEC also permits this standard performance  information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes  or  differences  in a Fund's or any class of  Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific  period of time,  and includes the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $1,000  initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares  purchased  at the  beginning of the period with $1,000,  less any applicable sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

When  Shares  of a Fund  are in  existence  for less  than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Income and Equity  Funds is  calculated  by dividing:
(i) the net  investment  income  per Share  earned by the  Shares  over a 30-day period;  by (ii) the  maximum  offering  price  per Share on the last day of the period.  This number is then  annualized  using  semi-annual  compounding.  This means that the amount of income  generated  during the 30-day  period is assumed to be generated  each month over a 12-month  period and is reinvested  every six months.

The  yield of  Shares of the Money  Market  Funds is based  upon the seven  days ending on the day of the  calculation,  called the "base  period." This yield is calculated  by:  determining  the net  change  in the  value  of a  hypothetical account with a balance of one Share at the  beginning  of the base period,  with the net  change  excluding  capital  changes  but  including  the  value  of any additional  Shares  purchased with dividends  earned from the original one Share and all dividends  declared on the original and any purchased  Shares;  dividing the net  change  in the  account's  value  by the  value of the  account  at the beginning  of  the  base  period  to  determine  the  base  period  return;  and multiplying  the base period return by 365/7.  The effective  yield of the Money
Market Funds is calculated by compounding the  unannualized  base-period  return by: adding one to the base-period return,  raising the sum to the 365/7th power;
and subtracting one from the result.  The  tax-equivalent  yield of Shares of NY
Tax-Free Money Market Fund, NY Municipal Income Fund and Pennsylvania  Municipal
Income Fund is  calculated  similarly  to the yield,  but is adjusted to reflect the taxable  yield that Shares would have had to earn to equal the actual yield, assuming a specific  tax rate.  The yield,  effective  yield and  tax-equivalent yield do not  necessarily  reflect income  actually  earned by Shares because of certain  adjustments  required by the SEC and,  therefore,  may not correlate to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Average Annual Total Returns and Yield*
--------------------------------------------------------------------------------------
    For the     Treasury Money Market Fund       Money Market Fund       NY Tax-Free
   following                                                                Money
 periods ended                                                           Market Fund
April 30, 2001
--------------------------------------------------------------------------------------
----------------
                   Class A       Class S       Class A       Class S       Class A
--------------------------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1 Year              5.60%         5.34%         5.85%         5.59%         3.52%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
5 Years             4.93%          N/A          5.12%          N/A          3.07%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
10 Year             4.49%          N/A          4.65%          N/A          2.79%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Start of             N/A        4.68%(a)         N/A         4.92%(a)        N/A
performance
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
YIELD
------------------------------              --------------               -------------
--------------------------------------------------------------------------------------
7-day period        4.17%         3.92%         4.54%         4.29%         3.55%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
EFFECTIVE YIELD
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
7-day period        4.25%         3.99%         4.65%         4.38%         3.62%
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
   For the         U.S.     NY         Large Cap Value    Mid Cap Stock      Large Cap
  following     Government  Municipal       Fund              Fund*         Growth Fund
periods ended   Securities  Income
April 30, 2001     Fund       Fund
-------------------------------------------------------------------------------------------
                 Class A     Class A  Class A  Class B  Class A  Class B  Class A Class B
-------------------------------------------------------------------------------------------
TOTAL RETURN
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
1 Year            6.36%       5.13%    6.17%    6.11%    0.67%    1.05%   (19.52)%(19.88%)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
5 Years           5.82%       4.70%     N/A      N/A     11.27%    N/A      N/A     N/A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Start of         4.88%(c)   4.60%(c)  6.41%(e) 6.33%(f) 12.31%(g)9.44%(h) (17.41)%(19.94%)
performance                                                                         (j)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
YIELD
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
30-day period     5.19%       3.77%    0.69%      -        -        -        -       -
-------------------------------------------------------------------------------------------
 Start of performance dates are as follows:  (a) June 8, 1998; (b) June 8, 1998;
(c) September 22, 1993;  (d)  September  22, 1993;  (e) September 26, 1997;  (f)
December 10, 1999;  (g)  November  29, 1993;  (h) March 15, 2000;  (i) March 20,
2000; (j) April 6, 2000.
* VISION Mid Cap Stock Fund  commenced  operations on October 15, 1999,  when it acquired  both  VISION  Growth and Income Fund and VISION  Capital  Appreciation
Fund  (the  "Acquired  Funds")  in a  reorganization.  In order to  comply  with comments  made by the staff of the SEC,  the Mid Cap Stock Fund had to become an
"accounting  survivor" of one of the Acquired Funds,  despite the differences in the  investment  objective,  strategies,  policies  and expenses of the Acquired
Funds,  and the fact that Mid Cap Stock Fund's  sub-adviser  never  managed,  or provided  any  investment  advice  to,  the  Acquired  Funds.  Accordingly,  the financial and  performance  information  presented for the Mid Cap Stock Fund in reality  reflects the historical  operations of VISION Growth and Income Fund in all periods prior to October 15, 1999.  This past  performance is not predictive of future  performance  of the Mid Cap Stock  Fund and  should be  evaluated  in light of the Fund's organization and the differences noted above.

----------------------------------------------------------------------------------------
   For the     Intermediate Pennsylvania   Managed         Managed          Managed
  following     Term Bond    Municipal    Allocation   Allocation Fund    Allocation
periods ended      Fund     Income Fund     Fund -        - Moderate        Fund -
April 30, 2001                           Conservative       Growth        Aggressive
                                            Growth                          Growth
----------------------------------------------------------------------------------------
                 Class A      Class A      Class A         Class A          Class A

----------------------------------------------------------------------------------------
TOTAL RETURN
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
1 Year            5.38%        3.30%       (1.78)%         (6.01)%         (10.16)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
5 Years            N/A          N/A          N/A             N/A              N/A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Start of          4.27%        3.38%        1.73%           2.08%            1.14%
performance
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
YIELD
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
30-day period     5.30%        3.89%        3.24%           1.44%              -
----------------------------------------------------------------------------------------

--------------------------------------------------------------------
   For the      Small Cap Stock    International    Large Cap Core
  following          Fund           Equity Fund         Fund**
periods ended
April 30, 2001
--------------------------------------------------------------------
               Class A  Class B  Class A  Class B  Class A Class B
--------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------
--------------------------------------------------------------------
1 Year         (5.53)%    N/A    (12.61)%   N/A    (20.85)%  N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
5 Years         8.04%     N/A      N/A      N/A    11.13%    N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
Start of        12.38%  (2.33)%   0.04%   (10.56)% 15.86%  (15.80)%
performance
--------------------------------------------------------------------
--------------------------------------------------------------------
YIELD
--------------------------------------------------------------------
--------------------------------------------------------------------
30-day period     0        0       N/A      N/A     0.08%     0
--------------------------------------------------------------------

      **Commenced  operations  January  1,  1995  (the  Large  Cap  Core  Fund's
      predecessor  CIF - CIF  performance  has  been  restated  to  reflect  the estimated  fees for such  Fund for the  period  from  January  1,  1995 to
      December 2, 1996).

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the NY Tax-Free
Money Market Fund, NY Municipal Income Fund and Pennsylvania Municipal Income
Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal alternative minimum tax and state and/or local taxes.
The tax-equivalent yield for the NY Tax-Free Money Market Fund for the 7-day period ended April 30, 2001 was 6.63%. The tax-equivalent yield for the NY
Municipal Income Fund for the 30-day period ended April 30, 2001 was 7.04%. The tax-equivalent yield for the Pennsylvania Municipal Income Fund for the 30-day
period ended April 30, 2001 was 7.26%.

Taxable Yield Equivalent for 2001 - STATE OF NEW YORK

Tax Bracket:
     Federal               15.00%      28.00%      31.00%       36.00%    39.60%

Combined Federal and State21.850%     34.850%     37.850%      42.850%   46.450%
---------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300
Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297Over
                                                                         297,300
Tax Exempt Yield:         Taxable Yield Equivalent:
0.50%                       0.64%       0.77%       0.80%       0.87%      0.93%
1.00%                       1.28%       1.53%       1.61%       1.75%      1.87%
1.50%                       1.92%       2.30%       2.41%       2.62%      2.80%
2.00%                       2.56%       3.07%       3.22%       3.50%      3.73%
2.50%                       3.20%       3.84%       4.02%       4.37%      4.67%
3.00%                       3.84%       4.60%       4.83%       5.25%      5.60%
3.50%                       4.48%       5.37%       5.63%       6.12%      6.54%
4.00%                       5.12%       6.14%       6.44%       7.00%      7.47%
4.50%                       5.76%       6.91%       7.24%       7.87%      8.40%
5.00%                       6.40%       7.67%       8.05%       8.75%      9.34%
5.50%                       7.04%       8.44%       8.85%       9.62%     10.27%
6.00%                       7.68%       9.21%       9.65%      10.50%     11.20%
6.50%                       8.32%       9.98%      10.46%      11.37%     12.14%
7.00%                       8.96%      10.74%      11.26%      12.25%     13.07%
7.50%                       9.60%      11.51%      12.07%      13.12%     14.01%
8.00%                      10.24%      12.28%      12.87%      14.00%     14.94%
8.50%                      10.88%      13.05%      13.68%      14.87%     15.87%
9.00%                      11.52%      13.81%      14.48%      15.75%     16.81%
9.50%                      12.16%      14.58%      15.29%      16.62%     17.74%
10.00%                     12.80%      15.35%      16.09%      17.50%     18.67%
10.50%                     13.44%      16.12%      16.89%      18.37%     19.61%
11.00%                     14.08%      16.88%      17.70%      19.25%     20.54%
Note:  The maximum marginal tax rate for each bracket was used in calculating
the taxable yield equivalent.   Furthermore, additional state and local taxes
paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------

Taxable Yield Equivalent for 2001 - STATE OF PENNSYLVANIA

Tax Bracket:
     Federal               15.00%      28.00%      31.00%       36.00%    39.60%

Combined Federal and      17.800%     30.800%     33.800%      38.800%   42.400%
State:
---------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297,Over
                                                                         297,300
Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297,Over
                                                                         297,300
Tax Exempt Yield:         Taxable Yield Equivalent:
0.50%                       0.61%       0.72%       0.76%       0.82%      0.87%
1.00%                       1.22%       1.45%       1.51%       1.63%      1.74%
1.50%                       1.82%       2.17%       2.27%       2.45%      2.60%
2.00%                       2.43%       2.89%       3.02%       3.27%      3.47%
2.50%                       3.04%       3.61%       3.78%       4.08%      4.34%
3.00%                       3.65%       4.34%       4.53%       4.90%      5.21%
3.50%                       4.26%       5.06%       5.29%       5.72%      6.08%
4.00%                       4.87%       5.78%       6.04%       6.54%      6.94%
4.50%                       5.47%       6.50%       6.80%       7.35%      7.81%
5.00%                       6.08%       7.23%       7.55%       8.17%      8.68%
5.50%                       6.69%       7.95%       8.31%       8.99%      9.55%
6.00%                       7.30%       8.67%       9.06%       9.80%     10.42%
6.50%                       7.91%       9.39%       9.82%      10.62%     11.28%
7.00%                       8.52%      10.12%      10.57%      11.44%     12.15%
7.50%                       9.12%      10.84%      11.33%      12.25%     13.02%
8.00%                       9.73%      11.56%      12.08%      13.07%     13.89%
8.50%                      10.34%      12.28%      12.84%      13.89%     14.76%
9.00%                      10.95%      13.01%      13.60%      14.71%     15.63%
9.50%                      11.56%      13.73%      14.35%      15.52%     16.49%
10.00%                     12.17%      14.45%      15.11%      16.34%     17.36%
10.50%                     12.77%      15.17%      15.86%      17.16%     18.23%
11.00%                     13.38%      15.90%      16.62%      17.97%     19.10%
Note:  The maximum marginal tax rate for each bracket was used in calculating
the taxable yield equivalent.   Furthermore, additional state and local taxes
paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references  to  ratings,   rankings,  and  financial  publications  and/or
   performance comparisons of Shares to certain indices;

|     charts,  graphs and illustrations  using the Funds' returns, or returns in
   general,   that   demonstrate   investment   concepts  such  as  tax-deferred
   compounding, dollar-cost averaging and systematic investment;

|     discussions of economic,  financial and political  developments  and their impact on the securities market,  including the portfolio  manager's views on how such developments could impact the Funds; and

|     information  about the  mutual  fund  industry  from  sources  such as the
   Investment Company Institute.

The  Funds  may  compare  their  performance,  or  performance  for the types of securities in which they invest,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

The Funds may quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more  complete view of Share performance.  When comparing performance,  you should consider all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Funds use in advertising may include:

|     Lipper  Analytical  Services,  Inc. ranks funds in various fund categories by making comparative  calculations using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into  account any change in net asset  value over a specific  period of time.  From time to time,  the  Government  Fund and the NY Municipal  Income
   Fund will quote their Lipper rankings in the "General U.S.  Government Funds"
   and  the  "New  York  Municipal  Bond  Funds"  categories,  respectively,  in advertising and sales literature. (All Funds)

|     Dow Jones Industrial Average ("DJIA")  represents share prices of selected blue chip  industrial  corporations.  The DJIA indicates daily changes in the average price of stock of these  corporations.  Because it represents the top corporations of America,  the DJIA index is a leading economic  indicator for the stock market as a whole. (Equity Funds)

|     Lehman  Brothers  Government  (LT)  Index  is an index  composed  of bonds issued by the U.S.  government or its agencies which have at least $1 million outstanding  in principal  and which have  maturities of ten years or longer.
   Index figures are total return figures calculated monthly. (Government Fund)

|     Lehman   Brothers   Government/Corporate   Total  Index  is  comprised  of
   approximately  5,000  issues which  include  non-convertible  bonds  publicly issued by the U.S. government or its agencies;  corporate bonds guaranteed by the U.S.  government and  quasi-federal  corporations;  and publicly  issued, fixed-rate,  non-convertible domestic bonds of companies in industry,  public utilities,  and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years.  It  calculates  total  returns for one month,  three months,  twelve months, and ten year periods,  and year-to-date.  (Government
   Fund)

|     Lehman  Brothers  Aggregate  Bond Index is a total return index  measuring both  the  capital  price  changes  and  income  provided  by the  underlying universe of securities,  weighted by market value outstanding.  The Aggregate
   Bond  Index is  comprised  of the  Lehman  Brothers  Government  Bond  Index,
   Corporate Bond Index,  Mortgage-Backed  Securities  Index and the Yankee Bond
   Index. These indices include: U.S. Treasury obligations,  including bonds and notes;  U.S. agency  obligations,  including those of the Farm Credit System, including  the National  Bank for  Cooperatives  and Banks for  Cooperatives;
   foreign    obligations,    U.S.    investment-grade    corporate   debt   and
   mortgage-backed  obligations.  All  corporate  debt included in the Aggregate
   Bond Index has a minimum  rating of BBB by S&P or Fitch,  or a minimum rating of Baa by Moody's. (Government Fund)

|     Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof.  These quality parameters are based on composites of ratings assigned by Standard and
   Poor's Ratings Group and Moody's Investors Service, Inc.  Only notes and bonds with a minimum maturity of one year are included. (Government Fund)

|     AMEX  Market  less than $10  million  at the start and at the close of the performance  measurement period.  Corporate  instruments must be rated by S&P or  by  Moody's  as  investment  grade  issues  (i.e.,  BBB/Baa  or  better).
   (Government Fund)

|     Merrill Lynch Domestic  Master Index includes  issues which must be in the form of publicly  placed,  nonconvertible,  coupon-bearing  domestic debt and must carry a term to maturity of at least one year.  Par amounts  outstanding must be no less  than  $10  million  at the  start  and at the  close  of the performance  measurement period. The Domestic Master Index is a broader index than the Merrill Lynch  Corporate  and  Government  Index and  includes,  for example,  mortgage  related  securities.  The  mortgage  market is divided by agency,  type of  mortgage  and  coupon and the  amount  outstanding  in each agency/type/coupon  subdivision  must be no less  than  $200  million  at the start  and at the  close of the  performance  measurement  period.  Corporate instruments  must be rated by S&P or by Moody's as  investment  grade  issues
   (i.e., BBB/Baa or better). (Government Fund)

|     Salomon  Brothers  AAA-AA  Corporate  Index  calculates  total  returns of approximately  775  issues  which  include  long-term,  high  grade  domestic corporate  taxable  bonds,  rated AAA-AA with  maturities  of twelve years or more and companies in industry,  public utilities,  and finance.  (Government
   Fund)

|     Salomon  Brothers   Long-Term  High  Grade  Corporate  Bond  Index  is  an
   unmanaged  index of  long-term  high  grade  corporate  bonds  issued by U.S.
   corporations with maturities ranging from 10 to 20 years. (Government Fund)

|     Lehman  Brothers  Intermediate   Government/Corporate  Bond  Index  is  an
   unmanaged  index  comprised  of all the bonds  issued by the Lehman  Brothers
   Government/Corporate  Bond Index with  maturities  between 1 and 9.99  years.
   Total  return  is based on price  appreciation/depreciation  and  income as a percentage  of the original  investment.  Indices are  rebalanced  monthly by market capitalization. (Government Fund)

|     The Salomon Brothers Total Rate-of-Return Index for mortgage  pass-through securities  reflects  the entire  mortgage  pass-through  market and reflects their  special  characteristics.  The index  represents  data  aggregated  by mortgage pool and coupon within a given sector. A  market-weighted  portfolio is constructed  considering all newly created pools and coupons.  (Government
   Fund)

|     The Merrill  Lynch Taxable Bond Indices  include U.S.  Treasury and agency issues and were  designed to keep pace with  structural  changes in the fixed income market.  The performance  indicators  capture all rating changes,  new issues, and any structural changes of the entire market. (Government Fund)

|     Lehman  Brothers  Government  Index is an unmanaged index comprised of all publicly issued,  non-convertible  domestic debt of the U.S.  government,  or any agency thereof,  or any  quasi-federal  corporation and of corporate debt guaranteed  by the U.S.  government.  Only  notes  and  bonds  with a minimum outstanding  principal  of $1 million and a minimum  maturity of one year are included. (Government Fund)

|     Standard & Poor's Daily Stock Price  Indices of 500 And 400 Common  Stocks
   are  composite  indices of common  stocks in  industry,  transportation,  and financial  and public  utility  companies  that can be used to compare to the total  returns of funds whose  portfolios  are  invested  primarily in common stocks.  In addition,  the Standard & Poor's indices assume  reinvestment  of all  dividends  paid by  stocks  listed on its  indices.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or  other  fees calculated in the Standard & Poor's figures. (Equity Funds)

|     Standard  &  Poor's  Mid  Cap 400  Index  is an  unmanaged  capitalization weighted  index that  measures the  performance  of the mid-range of the U.S.
   stock market. (Mid Cap Stock Fund)

|     Standard    &    Poor's    500/Barra    Value    Index    is   a    market
   capitalization-weighted  index of the  stocks in the  Standard  & Poor's  500
   Index  having  the  highest  book to price  ratios.  The  index  consists  of approximately half of the S&P 500 on a market  capitalization  basis.  (Large
   Cap Value Fund)

|     Russell 1000 Growth Index consists of those Russell 1000  securities  with a greater-than-average  growth orientation.  Securities in this index tend to exhibit  higher  price-to-book  and  price-earnings  ratios,  lower  dividend yields and higher forecasted growth values. (Mid Cap Stock Fund)

|     Russell 2000 Small Stock Index is a broadly  diversified  index consisting of approximately  2,000 small  capitalization  common stocks that can be used to  compare to the total  returns  of funds  whose  portfolios  are  invested primarily in small capitalization common stocks. (Mid Cap Stock Fund)

|     Russell Mid Cap Value Index  measures the  performance of the 800 smallest companies in the Russell 1000 Index,  which represents  approximately  35% of the market capitalization of the Russell 1000 Index. (Mid Cap Stock Fund)

|     Wilshire  5000  Equity  Index  consists  of  nearly  5,000  common  equity securities,  covering  all  stocks in the U.S.  for which  daily  pricing  is available,  and can be used to  compare to the total  returns of funds  whose portfolios are invested primarily in common stocks. (Mid Cap Stock Fund)

|     Consumer  Price  Index  is  generally   considered  to  be  a  measure  of
   inflation. (All Funds)

|     New York Stock Exchange  Composite  Index is a market value weighted index which  relates all NYSE stocks to an  aggregate  market  value as of December
   31, 1965, adjusted for capitalization changes. (Equity Funds)

|     Value Line Composite Index consists of  approximately  1,700 common equity securities.  It is based on a geometric  average of relative price changes of the component stocks and does not include income. (Equity Funds)

|     NASDAQ  Over-the-Counter  Composite  Index covers 4,500 stocks traded over the  counter.  It  represents  many  small  company  stocks  but  is  heavily influenced by about 100 of the largest NASDAQ stocks.  It is a value-weighted index  calculated on price change only and does not include income.  (Mid Cap
   Stock Fund)
|     Lehman  Brothers New York Tax-Exempt  Index is a total return  performance benchmark  for the New York  long-term,  investment  grade,  tax-exempt  bond market.  Returns and attributes  for this index are  calculated  semi-monthly using  approximately  22,000 municipal bonds classified as general obligation bonds (state and local),  revenue bonds  (excluding  insured  revenue bonds), insured  bonds  (includes  all  bond  insurers  with  Aaa/AAA  ratings),  and prerefunded bonds. (NY Municipal Income Fund)

|     Lehman Brothers State General  Obligation Bond Index is an index comprised of all state obligation debt issues. (NY Municipal Income Fund)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
   Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
   Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,  Inc., an independent rating service, is the publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates more than l,000
   NASDAQ-listed  mutual funds of all types,  according  to their  risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

From time to time,  the Money Market  Funds will quote their Lipper  rankings in
the  "money  market   instrument   funds"  category  in  advertising  and  sales
literature.  Investors  may use such a  reporting  service  in  addition  to the
Funds'  prospectuses  to obtain a more complete  view of the Funds'  performance before  investing.  Of course,  when comparing Fund performance to any reporting service,  factors such as  composition  of the reporting  service and prevailing market  conditions  should be considered in assessing the  significance  of such comparisons.

Advertising  and other  promotional  literature may include  charts,  graphs and other  illustrations  using the Funds'  returns,  or returns  in  general,  that
demonstrate  basic  investment   concepts  such  as  tax-deferred   compounding,
dollar-cost  averaging  and  systematic  investment.  In  addition,  a Fund  can compare its performance,  or performance for the types of securities in which it invests,  to a variety of other  investments,  such as  federally  insured  bank products,  including  time  deposits,  bank savings  accounts,  certificates  of deposit,  and  Treasury  bills,  and to money  market  funds  using  the  Lipper
Analytical Services money market instruments  average.  Unlike federally insured bank  products,  the Shares of the Funds are not  insured.  Unlike  money market funds,  which attempt to maintain a stable net asset value,  the net asset value of the Income and Equity  Funds'  Shares  fluctuates.  Advertisements  may quote performance  information  which does not  reflect  the effect of any  applicable sales charges.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over  $7  trillion  to the  more  than  8,157  funds  available according to the Investment Company Institute.

FINANCIAL INFORMATION
================================================================================

The Financial Statements for the Funds, for the fiscal year ended April 30,
2001, are incorporated by reference to the Annual Report to Shareholders of the
Vision Group of Funds dated April 30, 2001.

VISION Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation
Fund (the "Acquired Funds") in a reorganization.  In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an
"accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired
Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund in all periods prior to October 15, 1999.  This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

Each of the Intermediate Term Bond Fund, Pennsylvania Municipal Income Fund,
Managed Allocation Fund - Conservative Growth, Managed Allocation Fund -
Moderate Growth, Managed Allocation Fund - Aggressive Growth, Small Cap Stock
Fund, International Equity Fund and Large Cap Core Fund is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

INVESTMENT RATINGS
================================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Other Considerations

Among the factors  considered by Moody's in assigning  bond, note and commercial paper  ratings  are  the  following:  (i) evaluation  of the  management  of the issuer;  (ii) economic  evaluation of the issuer's industry or industries and an appraisal  of  speculative-type  risks which may be  inherent in certain  areas;
(iii)  evaluation  of the  issuer's  products  in relation  to  competition  and customer acceptance;  (iv) liquidity;  (v) amount and quality of long-term debt;
(vi) trend of earnings over a period of 10 years;  (vii) financial strength of a parent  company and the  relationships  which exist with the issuer;  and (viii)
recognition by management of obligations  which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors  considered  by S&P in  assigning  bond,  note and  commercial paper  ratings  are the  following:  (i) trend  of  earnings  and cash flow with allowances  made for  unusual  circumstances,  (ii)  stability  of the  issuer's industry,  (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

107

ADDRESSES
================================================================================

VISION Treasury Money Market Fund
Class A Shares and Class S Shares

VISION Money Market Fund
Class A Shares and Class S Shares

VISION New York Tax-Free Money Market Fund
Class A Shares

VISION U.S. Government Securities Fund
Class A Shares

VISION Intermediate Term Bond Fund

Class A Shares

VISION New York Municipal Income Fund
Class A Shares

VISION Pennsylvania Municipal Income Fund

Class A Shares

VISION Managed Allocation Fund - Conservative Growth

Class A Shares

VISION Managed Allocation Fund - Moderate Growth

Class A Shares

VISION Managed Allocation Fund - Aggressive Growth

Class A Shares

VISION Large Cap Value Fund
Class A Shares and Class B Shares

VISION Large Cap Core Fund

Class A Shares and Class B Shares

VISION Large Cap Growth Fund

Class A Shares and Class B Shares

VISION Mid Cap Stock Fund

Class A Shares and Class B Shares

VISION Small Cap Stock Fund

Class A Shares and Class B Shares

VISION International Equity Fund

Class A Shares and Class B Shares

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

Investment Adviser
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Sub-Adviser to VISION New York Tax-Free Money Market Fund
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Adviser to VISION Mid Cap Stock Fund
Independence Investment LLC
53 State Street
Boston, MA 02109

Sub-Adviser to VISION Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to VISION International Equity Fund
Brinson Partners, Inc.
209 South LaSalle Street
Chicago, IL 60604

Sub-Advisers to VISION Small Cap Stock Fund
LSV Asset Management
200 West Madison Street
Suite 2780
Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street
Suite 1860
Portland, OR 97258

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS — INSTITUTIONAL SHARES

VISION GROUP OF FUNDS
for Where you want to be

VISION GROUP OF FUNDS

VISION Institutional Limited Duration U.S. Government Fund

VISION Institutional Prime Money Market Fund

VISION Money Market Fund
Institutional Shares


VISION Funds • Are NOT FDIC-Insured • Have No Bank Guarantee • May Lose Value

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


August 31, 2001


CONTENTS

4	Fund Goals, Strategies, Risks and Performance
• Bar Charts
• Average Annual Total Return Tables
9	What are the Funds’ Fees and Expenses?
10	What are the Funds’ Main Investments and Investment Techniques?
14	Specific Risks of Investing in the Funds
16	What do Shares Cost?
• Who May Purchase Shares of the Funds?
• Sales Charge When You Purchase Shares of the
Institutional Limited Duration U.S. Government Fund
18	How are the Funds Sold?
• Rule 12B-1 Plans
• Shareholder Services
19	How to Purchase Shares
• Placing Your Order
• Payment Methods
• Systematic Investment Program
21	How to Redeem Shares
• Redemption Order Methods
• Redemption Payment Options
• Additional Conditions
• Systematic Withdrawal Program
24	How to Exchange Shares
• Exchanging Shares by Telephone
• Exchanging Shares by Mail
25	Account and Share Information
• Dividends and Capital Gains
• Tax Information
26	Who Manages the Funds?
• Portfolio Managers
27	Financial Information
• Financial Highlights


FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

This Prospectus of the VISION Group of Funds (the “Trust”) relates only to the VISION Institutional Limited Duration U.S. Government Fund (the “Bond Fund”), the VISION Institutional Prime Money Market Fund (the “Prime Money Market Fund”) and the Institutional Shares Class of the VISION Money Market Fund (the “Money Market Fund”).

The following describes the investment goal (objective), strategy and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

Under separate prospectuses, the Trust offers 16 other portfolios in one or more classes, including three Money Market Funds, four Income Funds, three Managed Allocation Funds, and six Equity Funds.

Each of the following VISION Funds is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor VISION Fund	Corresponding Governor Fund
VISION Institutional Limited Duration U.S. Government Fund	Limited Duration Government Securities Fund

VISION Institutional Prime Money Market Fund	Prime Money Market Fund


What is a Mutual Fund?

A registered investment company that makes investments on behalf of individuals and institutions who share common financial goals. A mutual fund pools the money of its shareholders to invest in a “mix” of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.

Prior to that date, the Bond Fund and Prime Money Market Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the Bond Fund and the Prime Money Market Fund for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank Corporation on October 6, 2000. M&T Bank Corporation is the parent of M&T Asset Management, a department of Manufacturers and Traders Trust Company (“M&T Bank”), the adviser for each of the successor VISION Funds. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor VISION Funds, although the Governor Funds had different fee and expense arrangements. The shareholders of each Governor Fund approved the reorganization and received shares of the successor VISION Fund on the date of the reorganization.

Benefits of a Mutual Fund:

  Professional money management
  Structured, disciplined decision making
  Asset diversification
  Choices to pursue a wide range of goals
  Affordability
  Accessibility


FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

PERFORMANCE

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, call (800) 836-2211.

BAR CHARTS

The bar chart represents the (historical) calendar year performance of each Fund without reflecting the applicable sales charge imposed (a sales charge is only imposed on purchases of the Bond Fund). If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed. Also provided is the best and worst calendar quarter performance for Shares.

AVERAGE ANNUAL TOTAL RETURN

Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2000. The Funds’ total return figures reflect the maximum sales charge that could apply (except for the Prime Money Market Fund and Money Market Fund, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund’s performance. You cannot invest directly in an index.

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

VISION INSTITUTIONAL LIMITED DURATION
U.S. GOVERNMENT FUND

Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy


The Fund normally invests substantially all, but under normal market conditions no less than 80%, of its assets in obligations issued or supported as to principal and interest by the U.S. Government or its agencies and instrumentalities including mortgage-backed securities, asset-backed securities, variable and floating rate securities and zero coupon securities, and in repurchase agreements backed by such securities. The Fund expects to maintain a duration of less than three years under normal market conditions.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was 3.37%.

Within the periods shown in the Chart, the Fund’s highest quarterly return was 1.99% (quarter ended December 31, 2000). Its lowest quarterly return was 0.49% (quarter ended December 31, 1999).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2000

The following table represents the Fund’s total returns averaged over a period of years relative to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3YGBI), an unmanaged index which tracks the performance of short-term U.S. government and corporate bonds. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be in the Fund’s performance. It is not possible to invest directly in an index.

The quoted performance of the Limited Duration Government Securities Fund includes performance of certain collective trust fund (“commingled”) accounts advised by Martindale Andres & Company, LLC, for periods dating back to 10/31/95 and prior to the Limited Duration Government Securities Fund’s commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

The Fund’s start of performance date was October 31, 1995.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

	FUND	LBI-3YGBI

1 Year	3.57%	8.17%
5 Years	4.24%	5.96%
Start of Performance	4.42%	6.08%

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PRINCIPAL RISKS OF THE FUND

The Bond Fund Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund.

  The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.
  The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

VISION INSTITUTIONAL PRIME MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

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The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests at least 80% of its assets in money market instruments, consisting primarily of bank certificates of deposit, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the U.S. government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain U.S. dollar denominated foreign securities.

Total Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per share.

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis. The Fund’s shares are sold without a sales charge (load).

The Fund’s total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.36%.

Within the periods shown in the Chart, the Fund’s highest quarterly return was 1.56% (quarter ended September 30, 2000). Its lowest quarterly return was 1.11% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2000.

The Fund’s start of performance date was October 7, 1996.

The Fund’s 7-Day Net Yield as of December 31, 2000 was 5.84%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

FUND

1 Year	6.01%
Start of Performance	5.29%

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PRINCIPAL RISKS OF THE FUND

The Prime Money Market Fund Shares offered by this prospectus are not deposits or obligations of the Adviser, are not endorsed or guaranteed by the Adviser and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Fund attempts to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the VISION Funds. The following are additional risks associated with investments in the Fund.

  The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.
  The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.
  Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

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The Fund pursues its goal by investing at least 80% of its assets in money market instruments, comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

The total returns shown here are for the Class A Shares which is another class of shares offered by Vision Money Market Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional Shares. The total returns for Class A Shares are disclosed here because Institutional Shares have only been offered since August 31, 2001. These total returns would be substantially similar to the annual returns for Institutional Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional Shares will not exceed those of the Class A Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 2.41%.

Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 1.56% (quarter ended March 31, 1991). Its lowest quarterly return was 0.71% (quarter ended June 30, 1993).

Average Annual Total Return

The following table represents the Fund’s Class A Shares Average Annual Total Return for the calendar periods ended December 31, 2000.

CLASS A SHARES

1 Year	5.89%
5 Years	5.10%
10 Years	4.68%

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2000 was 5.89%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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PRINCIPAL RISKS OF THE FUND

The Money Market Fund Shares offered by this prospectus are not deposits or obligations of the Adviser, are not endorsed or guaranteed by the Adviser and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Fund attempts to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the VISION Funds. The following are additional risks associated with investments in the Fund.

  The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.
  The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.

WHAT ARE THE FUND’ FEES AND EXPENSES

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

	INSTITUTIONAL	INSTITUTIONAL	MONEY MARKET
	LIMITED DURATION	PRIME MONEY	FUND—INSTITUTIONAL
SHAREHOLDER FEES	U.S. GOVERNMENT FUND	MARKET FUND	SHARES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	3.00%	None	None

ANNUAL FUND OPERATING EXPENSES
(Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a
percentage of projected average net assets)
Management Fee[2]	0.60%	0.50%	0.50%[3]
Distribution (12b-1) Fee[4]	0.25%	0.25%	None
Shareholder Services Fee[5]	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.19%	0.24%
Total Annual Fund Operating Expenses	1.31%	1.19%	0.99%
Total Contractual Waiver of Fund Expenses	0.49%	0.55%	N/A
Total Annual Fund Operating Expenses
(After Contractual Waivers)	0.82%	0.64%	N/A
[1] Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2002.
Total Waivers of Fund Expenses	0.19%	0.25%	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)[6]	0.63%	0.39%	0.69%

2 Pursuant to a contractual agreement between the adviser and the Funds, the adviser agreed for a one year period starting from the commencement of the Funds’ operation on January 8, 2001, to waive its fees so that the Institutional Limited Duration U.S. Government Fund’s Management Fee does not exceed 0.40% and the Institutional Prime Money Market Fund’s Management Fee does not exceed 0.20%. After January 8, 2002, these waivers can be terminated at any time.

3 With respect to the Money Market Fund, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee expected to be paid by the Fund (after the anticipated voluntary waiver) will be 0.30% for the fiscal year ending April 30, 2002.

4 The Funds will not pay or accrue distribution (12b-1) fees for a one year period starting from the commencement of the Funds’ operation on January 8, 2001, pursuant to a contractual agreement by the distributor. If a Fund were to accrue or pay distribution (12b-1) fees, it would be able to pay up to 0.25% of the Fund’s average daily net assets. See “Fund Management, Distribution and Administration”. After January 8, 2002, these waivers can be terminated at any time.

5 The Institutional Limited Duration U.S. Government Fund and the Institutional Prime Money Market Fund will not pay or accrue shareholder services fees for a one year period starting from the commencement of the Funds’ operation on January 8, 2001, pursuant to a contractual agreement by the shareholder servicing agent. After January 8, 2002, these waivers can be terminated at any time. Additionally, after January 8, 2002, the Institutional Limited Duration U.S. Government Fund expects to pay a shareholder services fee of 0.05%. The annual impact of this fee is reflected in the table above. If a Fund were to accrue or pay shareholder services fees, it would be able to pay up to 0.25% of the Fund’s average daily net assets. With respect to Money Market Fund, the shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee expected to be paid by the Fund (after anticipated voluntary waiver) will be 0.15% for the fiscal year ending April 30, 2002.

6 Total Actual Annual Fund Operating Expenses (after waivers) are based on anticipated amounts for the fiscal year ending April 30, 2002. Total Actual Annual Operating Expenses (after waivers) for Institutional Limited Duration U.S. Government Fund and Institutional Prime Money Market Fund were 0.71% and 0.53%, respectively for the fiscal year ended April 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
VISION Institutional Limited
Duration U.S. Government Fund	$381	$656	$951	$1,790
VISION Institutional Prime
Money Market Fund	$65	$323	$601	$1,394
VISION Money Market
Fund—Institutional Shares	$101	$315	N/A	N/A

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND TECHNIQUES?

PRINCIPAL SECURITIES OF THE FUNDS

The principal securities of each Fund are marked with an “x.”

	INSTITUTIONAL	INSTITUTIONAL
	LIMITED DURATION	PRIME MONEY	MONEY MARKET
	U.S. GOVERNMENT FUND	MARKET FUND	FUND
Fixed Income Securities	X	X	X

Treasury Securities	X	X

Agency Securities	X	X	X

Corporate Debt Securities	X	X	X

Mortgage Backed Securities	X	X

Collateralized Mortgage Obligations	X	X

Asset Backed Securities	X	X

Zero Coupon Securities	X	X

Bank Instruments	X	X

Credit Enhancement	X	X

Foreign Securities	X	X

Foreign Government Securities	X	X

Special Transactions	X	X

Repurchase Agreements	X	X

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FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND TECHNIQUES?

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND TECHNIQUES?

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND TECHNIQUES?

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

PORTFOLIO TURNOVER

The Bond Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Bond Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

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An investment in the Funds is neither insured nor guaranteed by the U.S. government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the Adviser or any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

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There can be no assurance that the investment objective of each Fund will be achieved. In addition, the Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in the Fund’s portfolio, which may give rise to taxable gains.

The Prime Money Market Fund and the Money Market Fund expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Funds’ investment portfolio, national and international economic conditions and general market conditions.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

WHAT DO SHARES COST?

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WHO MAY PURCHASE SHARES OF THE FUNDS?

To open an account, the first investment must be at least $100,000 for the Bond Fund and the Institutional Shares of the Money Market Fund and $1 million for the Prime Money Market Fund. Subsequent investments in the Bond Fund must be in amounts of at least $1,000. If you were a shareholder of the Governor Limited Duration Government Securities Fund, your minimum subsequent investment amount will continue to be $25. No minimum is required to add to your existing Prime Money Market Fund or Money Market Fund accounts. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion.

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WHAT DO SHARES COST?

You can buy Shares of the Prime Money Market Fund and the Money Market Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the Prime Money Market Fund and the Money Market Fund is determined twice daily at 3:00 p.m. and at the end of regular trading (normally 4:00 p.m. (Eastern Time)). The Prime Money Market Fund and the Money Market Fund attempt to stabilize the NAV of their Shares at $1.00 by valuing their portfolio securities using the amortized cost method. The Prime Money Market Fund and the Money Market Fund cannot guarantee that their NAV will always remain at $1.00 per Share.

The per share NAV for the Bond Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. (Eastern time), on days the NYSE is open for business. The Bond Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order and accepted by the Fund less any applicable sales charges as noted in the section on “How Do I Purchase Shares?” on any day that the New York Stock Exchange is open for business. For example: If you place a purchase order to buy shares of the Bond Fund, it must be received by the close of regular trading, normally 4:00 p.m. Eastern time in order to receive that day’s NAV calculated at 4:00 p.m. Eastern time. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next business day.

WHAT DO SHARES COST?

SALES CHARGE WHEN YOU PURCHASE—SHARES OF THE INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

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Shares of VISION Institutional Limited Duration U.S. Government Fund are sold at the NAV next determined after an order is received, plus a sales charge as follows:

What is a Sales Load?

A sales charge, or load, is common for many mutual funds purchased through an investment professional. It is a way to compensate an objective, experienced professional for his or her advice in helping you make the right investment decision.

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Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
			$0 but less than $250,000	3.00%	3.09%
			$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater*	0.00%	0.00%

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*If you paid no sales charge because you made an investment of $1,000,000 or more in Shares of the Institutional Limited Duration U.S. Government Fund, whether in a single transaction or by combining or accumulating purchases or by purchasing under a Letter of Intent, and you redeem all or any portion of your Shares at any time within the 12-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge (“CDSC”). For the purpose of determining whether Shares accumulated over a period of time are subject to the CDSC, the Fund will redeem beginning with the Shares held for the longest period of time. The CDSC will be calculated using the share price at the time of purchase or the time of redemption, whichever is lower.
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The sales charge at purchase may be reduced by:

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•	purchasing Shares in greater quantities to reduce the applicable sales charge;
•	combining concurrent purchases of Shares:
	—	by you, your spouse, and your children under age 21;
	—	by individual members of a definable club, association or similar organization; or
	—	of the same share class of two or more VISION Funds (other than money market funds);
•	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
•	signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 18 months (call your investment professional or see the Fund’s purchase application for more information).

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In addition, Bank@Work customers of M&T Bank shall be entitled to a reduction of 0.25% in the sales charge as a percentage of public offering price that they would otherwise pay pursuant to the table set forth above (e.g., a 3.00% sales charge would be reduced to 2.75%).

The sales charge may be eliminated when you purchase Shares:

  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;
  by exchanging Shares from the same share class of another VISION Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a current or retired Trustee or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;
  as an employee of a dealer which has a selling group agreement with the Distributor;
  as an investor referred by any sub-adviser to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund’s Distributor, Federated Securities Corp., or Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

HOW ARE THE FUNDS SOLD?

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Only the Money Market Fund offers multiple share classes: Class A Shares, Class S Shares and Institutional Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares and Class S Shares.

The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS
(BOND FUND AND PRIME MONEY MARKET FUND)

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds’ Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares may pay marketing fees on an ongoing basis, your investment cost could be higher over time than other shares with different sales charges and marketing fees.

SHAREHOLDER SERVICES

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The Funds have adopted a Shareholder Services Plan on behalf of each class of Shares, which is administered by Federated Services Company. M&T Securities, Inc. acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

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HOW TO PURCHASE SHARES

PLACING YOUR ORDER

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Where a Fund offers more than one Share Class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares.

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The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

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THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or Mutual Fund Services at (800) 836-2211.

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT METHODS

Payment may be made by check, federal funds wire or Automated Clearing House (ACH).

PAYMENT BY CHECK

To purchase Shares of a Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund) to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Prime Money Market Fund and the Money Market Fund purchased by check begin earning dividends on the day after the check is converted into federal funds.

HOW TO PURCHASE SHARES

PAYMENT BY WIRE

You may purchase shares by Federal Reserve wire, whereby your bank sends money to the Funds’ custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.

  Money Market Funds–If you place your order before 3:00 p.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next day.

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  Bond Fund–If you place your order before 4:00 p.m. (Eastern time), you will receive that day’s closing NAV, provided that your payment by federal funds is received the next business day.

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PAYMENT BY AUTOMATED CLEARING HOUSE (ACH)

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You may purchase shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. With respect to the Money Market Funds, if you place your order by 3:00 (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not begin earning dividends on purchases of the Money Market Funds until the next business day.

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CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM
(BOND FUND AND MONEY MARKET FUND)

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1,000 or more through automatic deductions from your checking or NOW deposit account. If you were a shareholder of the Governor Funds Limited Duration Government Securities Fund and had previously participated in a Systematic Investment Program, your minimum additional investment will continue to be $25.

The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of a Fund through an exchange from the same Share class of another VISION Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact the Funds and consult a tax adviser.

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HOW TO REDEEM SHARES

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times. Shares may be redeemed by telephone or by mail. Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

You should note that there may be different cut-off times, depending upon the method of payment you choose (see “Redemption Payment Options” below).

REDEMPTION ORDER METHODS

By Telephone

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To redeem shares by telephone, call Mutual Fund Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

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You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call Mutual Fund Services.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

By Mail

You may redeem Shares by sending your written request to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund’s name, your account number, and the number of Shares or dollar amount you wish to redeem. Please call Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

HOW TO REDEEM SHARES

REDEMPTION PAYMENT OPTIONS

You may receive your redemption proceeds by wire, by ACH transfer, or by check.

By Wire

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  Money Market Funds–If you call before 3:00 p.m. (Eastern time), proceeds of a wire order will be wired that same day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. If you request a same-day wire redemption, you will not receive dividends for that day. Orders received after 3:00 p.m. (Eastern time) will receive dividends for that day and will be processed at the NAV next determined following receipt of the request in proper form. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.
  Bond Fund–To receive payment of redemption proceeds by wire, call before 4:00 p.m. (Eastern time) to receive that day’s closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

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By ACH

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You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

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By Check

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven business days, after receipt of a proper redemption request.

ADDITIONAL CONDITIONS
Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

HOW TO REDEEM SHARES

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Funds ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAM
(BOND FUND AND MONEY MARKET FUND)

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You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program, call Mutual Fund Services at (800) 836-2211.

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REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, the Funds reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

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REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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HOW TO EXCHANGE SHARES

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You may exchange Shares of the Funds for Class A Shares of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Fund receives the exchange request in proper form, plus any applicable sales charge. In order to exchange Shares you must:

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  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call Mutual Fund Services at (800) 836-2211.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling Mutual Fund Services at (800) 836-2211.

Bond Fund

Exchange instructions must be received by Mutual Fund Services and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

Money Market Funds

Your telephone instructions must be received by M&T Bank by 3:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Fund, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund’s name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

ACCOUNT AND SHARE INFORMATION

CORPORATE RESOLUTIONS

Corporations, trusts and institutional organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transaction on behalf of the organization.

CONFIRMATIONS AND ACCOUNT STATEMENTS

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Shareholders of the Bond Fund only will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders of all Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

How are Capital Gains Different from Dividends?

Capital gains are the profits that result when a mutual fund sells a security in its portfolio at a higher price than when it was bought. In a mutual fund, profits from the sale of securities in the fund’s portfolio are usually distributed to shareholders annually. Dividends are the money that the fund has earned – and paid to shareholders – from the income the fund receives on the investments it holds.

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DIVIDENDS AND CAPITAL GAINS
DIVIDENDS DECLARED/
FUND	DIVIDENDS PAID
Institutional Limited Duration U.S.	Daily/Monthly
Government Fund,* Institutional Prime
Money Market Fund and Money Market Fund

* Prior to March 1, 2001, the Institutional Limited Duration U.S. Government Fund declared dividends monthly and paid dividends monthly.

Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Money Market Funds do not expect to realize any capital gains or losses, and distributions are expected to primarily be dividends. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, the Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

The Bond Fund intends to pay any capital gains at least annually, but it is expected that distributions will primarily be dividends. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

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The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

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The Funds’ distributions are expected to be primarily dividends.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is One M&T Plaza, Buffalo, New York 14240.

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The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 2000, M&T Bank had over $7.7 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 2000. As of December 31, 2000, M&T Bank managed $2.4 billion in net assets of money market funds and $313.4 million in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund’s to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from the Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	ADVISORY FEE
Institutional Limited Duration U.S. Government Fund	0.60%
Institutional Prime Money Market Fund	0.50%
and Money Market Fund

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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SUB-ADVISERS

Under its Advisory Contract, the Adviser may appoint one or more sub-advisers to manage the portfolio of a Fund. Subject to the receipt of an exemptive order from the Securities and Exchange Commission, the Adviser (subject to the approval of the Board of Trustees) may select and replace sub-advisers and amend subadvisory agreements between the Adviser and the sub-advisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to the receipt of the order and Board approval) appoint and replace sub-advisers and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except the Money Market Fund.

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PORTFOLIO MANAGERS

Robert J. Truesdell is responsible for the day-to-day management of the Institutional Limited Duration U.S. Government Fund. In addition to his responsibilities with respect to this Fund, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank’s money market and fixed income products as well as the money market funds in the VISION Group of Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo.

Kim Rogers is primarily responsible for day-to-day management of the Prime Money Market Fund. Ms. Rogers is an Assistant Vice President and a Portfolio Manager in the M&T Capital Advisors Group. Ms. Rogers is responsible for credit analysis and the trading of money market instruments for the VISION money market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993. Prior to coming to M&T, she was an analyst with Capital Research and Management Co. in Los Angeles, CA, and was responsible for researching and monitoring commercial paper credits in compliance with the SEC’s Rule 2a-7 Amendments. Ms. Rogers has a B.A. degree from Smith College, Northampton, MA. She is a member and former director of the Bond Club of Buffalo.

FINANCIAL INFORMATION

The following financial highlights are intended to help you understand the financial performance of each Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

The VISION Institutional Limited Duration U.S. Government Fund and VISION Institutional Prime Money Market Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the “accounting survivor.”

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The following financial information incorporates the operations of these Funds as portfolios of the Governor Funds prior to January 8, 2001. This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2001 Annual Report of the VISION Group of Funds.

Effective August 28, 2001, the VISION Money Market Fund has added a new class of shares named Institutional Shares.

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FINANCIAL INFORMATION

VISION GROUP OF FUNDS

Financial Highlights
(For a share outstanding throughout each period)

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	NET ASSET		NET REALIZED		DISTRIBUTIONS	DISTRIBUTIONS
PERIOD	VALUE,	NET	AND UNREALIZED	TOTAL FROM	FROM NET	FROM NET
ENDED	BEGINNING	INVESTMENT	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED
APRIL 30,	OF PERIOD	INCOME	INVESTMENTS	OPERATIONS	INCOME	GAINS

Institutional Limited Duration U.S. Government Fund(c)

1998(d)	$10.00	0.56	(0.04)	0.52	(0.56)	(0.00)(e)

1999(g)	$9.96	0.54	(0.13)	0.41	(0.54)	(0.00)(e)

2000(g)	$9.83	0.55	(0.14)	0.41	(0.55)	—

2001(h)(i)	$9.69	0.50	0.11	0.61	(0.49)	—

Institutional Prime Money Market Fund(j)

1997(d)	$1.00	0.04	0.00(e)	0.04	(0.04)	—

1998(g)	$1.00	0.05	0.00(e)	0.05	(0.05)	—

1999(g)	$1.00	0.05	(0.00)(e)	0.05	(0.05)	—

2000(g)	$1.00	0.05	0.00(e)	0.05	(0.05)	—

2001(h)(i)	$1.00	0.05	—	0.05	(0.05)	—
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Limited Duration Government Securities Fund, effective date January 8, 2001.
(d)	Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
(e)	Less than $0.005 per share.
(f)	Computed on an annualized basis.
(g)	Reflects operations for the year ended June 30.
(h)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed their fiscal year end from June 30 to April 30.
(i)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(j)	Formerly Governor Prime Money Market Fund, effective date January 8, 2001.
(k)	Reflects operations for the period from October 7, 1996 (date of initial public investment) to June 30, 1997.

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated April 30, 2001, which can be obtained free of charge.

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FINANCIAL INFORMATION

			RATIOS TO AVERAGE NET ASSETS

TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN(A)	EXPENSES	NET INVESTMENT INCOME	EXPENSE WAIVER/ REIMBURSEMENT(B)	NET ASSETS, END OF PERIOD (000 OMITTED)	PORTFOLIO TURNOVER RATE

(0.56)	$9.96	5.39%	0.65%(f)	5.58%(f)	1.18%(f)	$29,360	482%

(0.54)	$9.83	4.25%	0.59%	5.51%	1.03%	$52,041	519%

(0.55)	$9.69	4.31%	0.61%	5.77%	0.94%	$73,140	237%

(0.49)	$9.81	6.47%	0.71%(f)	6.05%(f)	0.21%(f)	$56,282	158%

(0.04)	$1.00	3.73%	0.36%(f)	5.02%(f)	0.70%(f)	$95,850	—

(0.05)	$1.00	5.19%	0.48%	5.14%	0.76%	$217,861	—

(0.05)	$1.00	4.80%	0.49%	4.68%	0.80%	$261,561	—

(0.05)	$1.00	5.46%	0.47%	5.34%	0.70%	$282,014	—

(0.05)	$1.00	4.81%	0.53%(f)	5.76%(f)	0.21%(f)	$186,013	—

VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

VISION INSTITUTIONAL PRIME MONEY MARKET FUND

VISION MONEY MARKET FUND Institutional Shares

AUGUST 31, 2001

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A Statement of Additional Information (SAI) dated August 31, 2001 is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is available in the Funds’ SAI and in their Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

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INVESTMENT ADVISER
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

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CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

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SEC File No. 811-5514
Cusip 92830F612
Cusip 92830F653
Cusip 92830F646
25924 (08/01)

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                             VISION GROUP OF FUNDS

                      Statement of Additional Information

                                 August 31, 2001
================================================================================

================================================================================

                  VISION INSTITUTIONAL PRIME MONEY MARKET FUND
================================================================================

================================================================================

           VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

================================================================================

                            VISION MONEY MARKET FUND
================================================================================

                              Institutional Shares

================================================================================

================================================================================

================================================================================

================================================================================

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the Prospectus for the Funds dated August 31, 2001.

Obtain the  Prospectus  without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS
================================================================================
How Are the Funds Organized?                                1
Securities In Which the Funds Invest                              2
Investment Risks                                      8
Fundamental Investment Objectives                           10
Investment Limitations                                      11
Determining Market Value of Securities                            14
What Do Shares Cost?                                        15
How Are the Funds Sold?                               16
Exchanging Securities For Shares                            17
Subaccounting Services                                      17
Redemption in Kind                                          17
Account and Share Information                               17
Tax Information                                             18
Who Manages and Provides Services to the Funds?             19
Fees Paid by the Funds for Services                         22
How Do the Funds Measure Performance?                       23
Financial Information                                       26
Investment Ratings                                          27
Addresses                                             Back Cover Page

Cusip 92830F653
Cusip 92830F646
Cusip 92830F612
 25926 (08/01)

HOW ARE THE FUNDS ORGANIZED?
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The VISION  Institutional  Prime  Money  Market Fund (the  "Prime  Money  Market
Fund"),  the VISION  Institutional  Limited  Duration U.S.  Government Fund (the
"Bond  Fund") and the VISION  Money  Market Fund (the "Money  Market  Fund") are
diversified  portfolios  of  VISION  Group of  Funds  (Trust).  The  Trust is an
open-end,  management  investment  company  that was  established  as a business trust under the laws of the State of Delaware on August 11, 2000.  The Trust was
organized  to acquire all of the assets and  liabilities  of the Vision Group of
Funds,  Inc., a Maryland  corporation  (the  "Corporation")  that was originally incorporated  under the laws of the State of Maryland on February 23, 1988,  and registered as an open-end  management  investment  company. On November 8, 2000, each  portfolio of the  Corporation in existence at that time became a portfolio of the  Trust.  The  Trust  may offer  separate  series  of shares  representing interests in separate portfolios of securities.

The Funds' investment adviser is M&T Asset Management, a department of
Manufacturers and Traders Trust Company (M&T Bank or Adviser).

The Bond Fund and the Prime Money Market Fund are successors to the corresponding portfolios of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

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Successor Fund of the Trust          Corresponding Governor Fund
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Vision Institutional                 Limited Duration Government
Limited Duration U.S.                Securities Fund
Government Fund
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Vision Institutional Prime           Prime Money Market Fund
Money Market Fund
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Prior to that date, the Prime Money Market Fund and the Bond Fund had no investment operations.  Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund.  Each of the
Governor Funds was managed by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank Corporation on October 6, 2000.  M&T Bank Corporation is
the parent of M&T Asset Management, a department of Manufacturers & Traders
Trust Company ("M&T Bank"), the adviser for each of the successor Funds of the
Trust.  Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor Funds.
The shareholders of each Governor Fund approved the reorganizations and received shares of the successor Fund on the date of the reorganization.

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SECURITIES IN WHICH THE FUNDS INVEST
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In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

PRIME MONEY MARKET FUND, BOND FUND AND MONEY MARKET FUND
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                               Institutional   Bond Fund    Money Market
                                Prime Money                     Fund
                                Market Fund
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Fixed Income Securities              P             P              P
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  Treasury Securities                P             P             A
-------------------------------
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  Agency Securities            A                   P             P
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  Corporate Debt Securities1         A             A       P
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  Commercial Paper2                  A             A             A
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  Demand Instruments3                A             A             A
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  Taxable Municipal Securities       A             A             N
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  Mortgage Backed Securities         A             P             N
---------------------------------------------
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  Asset Backed Securities4           A             A             N
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  Zero Coupon Securities             A             A             N
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  Bank Instruments5                  A             A             A
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    Credit Enhancement               N       N             A
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    Foreign Government               A       N             N
Securities
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Tax Exempt Securities6               A             N             N
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  Variable Rate Demand               A             A             A
Instruments
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Derivative Contracts                 N             A             N
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  Futures Contracts                  N             A             N
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  Options                            N             A             N
-------------------------------              -----------------------------
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Special Transactions                 P             A             A
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-------------------------------              -----------------------------
  Repurchase Agreements              P             A             A
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  Reverse Repurchase                 A             A             A
Agreements
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  Delayed Delivery                   A             A             A
Transactions
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  Securities Lending                 N             A             N
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  Asset Coverage                     A             A             A
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Investing in Securities of     A                   A             N
Other Investment Companies
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1.    Rated in the top four rating  categories  (with respect to the Prime Money
   Market  Fund  and  the  Money  Market  Fund,  rated  in the  top  two  rating categories)  of  a  nationally  recognized  statistical  rating  organization
   (NRSRO),  or, if unrated, of comparable quality as determined by the Adviser.
   If a security's  rating is lowered,  the Adviser will assess  whether to sell the security, but is not required to do so.
--------------------------------------------------------------------------------
2.    With  respect to the Bond Fund,  rated at the time of  purchase in the top three ratings categories by Moody's Investors Service  (Moody's),  Standard &
   Poor's (S&P) or Fitch IBCA, Inc. (Fitch),  respectively,  or, if unrated,  of comparable  quality as determined  by the Adviser.  With respect to the Prime
   Money Market Fund and the Money  Market  Fund,  rated at the time of purchase
   A-2 or better by S&P or  Prime-2  or better by  Moody's  or, if  unrated,  of comparable  quality as determined by the Adviser.  If a security's  rating is lowered,  the Adviser will assess  whether to sell the  security,  but is not required to do so.
3.    With respect to the Bond Fund,  rated at the time of purchase  Aaa, Aa, or
   A by  Moody's,  or AAA,  AA, or A by S&P's or by Fitch,  or, if  unrated,  of comparable  quality as determined by the Adviser.  If a security's  rating is lowered,  the Adviser will assess  whether to sell the  security,  but is not required to do so.
4.    The Bond Fund may invest in asset backed  securities which, at the time of purchase,  are rated in the top three  rating  categories  by an NRSRO.  If a security's  rating is lowered,  the Adviser  will assess  whether to sell the security, but is not required to do so.
5.    The  Prime  Money   Market  Fund  and  the  Money  Market  Fund  may  make
   interest-bearing  savings  deposits in commercial banks and savings banks not in excess of 5% of the Fund's total  assets.  The Prime Money Market Fund and the Money  Market Fund may not invest more than 25% of the value of its total assets at the time of  purchase  in U.S.  dollar-denominated  obligations  of foreign banks and foreign branches of U.S. banks.
6.    Which are in one of the top two rating categories of an NRSRO.

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions  of securities and techniques  that each Fund may or may not pursue, as noted in the preceding table.

Fixed Income Securities
Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In  addition,  the issuer of a fixed income  security  must repay the principal  amount of the security,  normally within a specified time.  Fixed income securities provide more regular income than equity  securities.  However, the returns on fixed income  securities are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a
percentage  of  its  price.  A  security's   yield  will  increase  or  decrease
depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may redeem the security  before its  scheduled maturity,  the price and yield on a  discount  or  premium  security  may change based  upon the  probability  of an early  redemption.  Securities  with  higher risks generally have higher yields.

The  following  describes  the types of fixed income  securities in which a Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the
   United  States.  Treasury  securities  are  generally  regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities  are  issued or  guaranteed  by a federal  agency or other government  sponsored  entity  acting under  federal  authority (a GSE).  The
   United States  supports some GSEs with its full faith and credit.  Other GSEs receive  support through federal  subsidies,  loans or other benefits.  A few
   GSEs have no explicit financial  support,  but are regarded as having implied support  because the federal  government  sponsors their  activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   The Fund  treats  mortgage  backed  securities  guaranteed  by GSEs as agency securities.  Although a GSE guarantee  protects against credit risks, it does not  reduce  the  market  and  prepayment  risks  of  these  mortgage  backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income  securities  issued by businesses.
   Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt  securities.  The Fund may also purchase  interests in bank loans to  companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

   In addition,  the credit risk of an issuer's  debt security may vary based on its priority  for  repayment.  For  example,  higher  ranking  (senior)  debt
   securities  have  a  higher   priority  than  lower  ranking   (subordinated)
   securities.   This  means  that  the  issuer  might  not  make   payments  on
   subordinated   securities   while  continuing  to  make  payments  on  senior
   securities.  In  addition,  in the  event of  bankruptcy,  holders  of senior
   securities  may  receive  amounts   otherwise   payable  to  the  holders  of
   subordinated  securities.   Some  subordinated  securities,   such  as  trust
   preferred  and  capital  securities  notes,  also  permit the issuer to defer payments  under  certain  circumstances.  For  example,  insurance  companies issue securities known as surplus notes that permit the insurance  company to
   defer  any  payment   that  would   reduce  its  capital   below   regulatory
   requirements.

   Commercial Paper
   Commercial paper is an issuer's  obligation with a maturity of less than nine months.  Companies  typically  issue  commercial  paper  to pay  for  current expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer cannot  continue to obtain  liquidity in this fashion,  its commercial  paper may default.  The short maturity of commercial  paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are corporate debt securities that the issuer must repay upon  demand.  Other  demand  instruments  require a third  party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.
   The Fund treats  demand  instruments  as short-term  securities,  even though their stated maturity may extend beyond one year.

   Municipal Securities
   Municipal  securities  are  issued  by  states,  counties,  cities  and other political  subdivisions and authorities.  Although many municipal  securities are exempt from  federal  income tax, a Fund may invest in taxable  municipal securities.

   Mortgage Backed Securities
   Mortgage backed  securities  represent  interests in pools of mortgages.  The mortgages  that  comprise  a  pool  normally  have  similar  interest  rates, maturities and other terms.  Mortgages may have fixed or adjustable  interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed  securities  come in a variety of forms.  Many have extremely complicated  terms.  The  simplest  form of mortgage  backed  securities  are pass-through  certificates.  An issuer of pass-through  certificates  gathers monthly  payments from an  underlying  pool of  mortgages.  Then,  the issuer deducts its fees and  expenses  and passes the balance of the  payments  onto the certificate  holders once a month.  Holders of pass-through  certificates receive  a  pro  rata  share  of  all  payments  and  pre-payments  from  the underlying  mortgages.  As a result,  the holders  assume all the  prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests in real estate  mortgage  investment  conduits
      (REMICs),   allocate   payments  and   prepayments   from  an   underlying
      pass-through  certificate  among holders of different  classes of mortgage backed  securities.  This creates  different  prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a  sequential  pay CMO,  one class of CMOs  receives  all  principal
         payments  and  prepayments.   The  next  class  of  CMOs  receives  all
         principal  payments  after the first  class is paid off.  This  process repeats for each  sequential  class of CMO. As a result,  each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs include planned  amortization  classes (PACs)
         and  targeted  amortization  classes  (TACs).  PACs and TACs are issued with companion  classes.  PACs and TACs receive principal  payments and
         prepayments  at  a  specified  rate.  The  companion   classes  receive
         principal  payments and  prepayments  in excess of the specified  rate.
         In  addition,  PACs  will  receive  the  companion  classes'  share  of
         principal  payments,  if  necessary,   to  cover  a  shortfall  in  the
         prepayment  rate. This helps PACs and TACs to control  prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may  allocate  interest  payments to one class  (Interest  Only or
         IOs) and principal  payments to another class  (Principal Only or POs).
         POs  increase in value when  prepayment  rates  increase.  In contrast,
         IOs  decrease  in  value  when   prepayments   increase,   because  the
         underlying  mortgages  generate less interest  payments.  However,  IOs tend to increase  in value when  interest  rates rise (and  prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another  variant  allocates  interest  payments  between two classes of
         CMOs.  One  class  (Floaters)  receives  a share of  interest  payments based  upon a market  index  such as LIBOR.  The other  class  (Inverse
         Floaters)  receives any remaining interest payments from the underlying mortgages.  Floater  classes receive more interest (and Inverse Floater classes  receive  correspondingly  less  interest)  as  interest  rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse  Floater  class,  reducing the price  volatility  of the
         Floater  class and  increasing  the  price  volatility  of the  Inverse
         Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying  mortgages to some class.  To capture any  unallocated  payments,  CMOs  generally have an accrual (Z) class.  Z classes do not receive any payments  from the  underlying  mortgages  until all other CMO classes  have been paid off.  Once this  happens,  holders of Z class CMOs receive all payments
         and  prepayments.   Similarly,  REMICs  have  residual  interests  that
         receive any mortgage payments not allocated to another REMIC class.

    The degree of  increased  or  decreased  prepayment  risks  depends upon the structure of the CMOs.  However,  the actual returns on any type of mortgage backed  security  depend  upon the  performance  of the  underlying  pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities
   Asset  backed  securities  are payable from pools of  obligations  other than mortgages.  Most asset  backed  securities  involve  consumer  or  commercial debts with  maturities  of less than ten years.  However,  almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed  security.  Asset backed  securities may take the form of  commercial  paper,  notes,  or pass  through  certificates.  Asset backed securities have prepayment  risks.  Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Bank Instruments
   Bank instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates  of deposit
   and  banker's  acceptances.   Yankee  instruments  are  denominated  in  U.S.
   dollars   and  issued  by  U.S.   branches  of  foreign   banks.   Eurodollar
   instruments are denominated in U.S.  dollars and issued by non-U.S.  branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon  securities do not pay interest or principal until final maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero coupon  securities  at a price below the amount  payable at maturity.  The  difference  between the purchase price and the amount paid at maturity  represents interest on the zero coupon security.  Investors  must  wait  until  maturity  to  receive  interest  and principal,  which  increases  the market and  credit  risks of a zero  coupon security.

   There  are many  forms  of zero  coupon  securities.  Some  are  issued  at a discount  and are referred to as zero coupon or capital  appreciation  bonds.
   Others are created from interest  bearing  bonds by  separating  the right to receive  the bond's  coupon  payments  from the right to  receive  the bond's principal  due at maturity,  a process  known as coupon  stripping.  Treasury
   STRIPs,  IOs and POs are the  most  common  forms  of  stripped  zero  coupon securities.  In  addition,  some  securities  give the  issuer  the option to deliver  additional  securities in place of cash interest  payments,  thereby increasing  the  amount  payable  at  maturity.  These  are  referred  to  as pay-in-kind or PIK securities.

Credit Enhancement
   Common types of credit  enhancement  include  guarantees,  letters of credit,
   bond   insurance  and  surety  bonds.   Credit   enhancement   also  includes
   arrangements  where  securities or other liquid  assets  secure  payment of a fixed income security.  If a default occurs, these assets may be sold and the proceeds  paid to  security's  holders.  Either  form of  credit  enhancement reduces  credit  risks by  providing  another  source of payment  for a fixed income security.

Convertible Securities
Convertible  securities are fixed income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed  income  securities  or equity  securities  depending  upon changes in the price of the  underlying  equity  securities.  However,  convertible  securities permit the Fund to realize some of the potential  appreciation of the underlying equity  securities with less risk of losing its initial  investment.  The Equity
Funds may invest in commercial  paper rated below  investment  grade. See "Risks
Associated with Non-investment Grade Securities" herein.

The  Funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically,  states,  counties,  cities and other political  subdivisions and authorities  issue tax exempt  securities.
The market categorizes tax exempt securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt  securities that require the issuer  or a third  party,  such as a  dealer  or  bank,  to  repurchase  the security for its face value upon  demand.  The  securities  also pay interest at a variable  rate  intended to cause the  securities to trade at their face value. The Funds treat demand instruments as short-term  securities,  because their variable  interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Government Securities and Foreign Money Market Instruments
Foreign  government  securities  generally  consist of fixed  income  securities supported by national,  state or  provincial  governments  or similar  political subdivisions.  Foreign  government  securities also include debt  obligations of
supranational  entities,   such  as  international   organizations  designed  or
supported  by  governmental  entities  to  promote  economic  reconstruction  or
development,   international   banking   institutions  and  related   government
agencies.  Examples of these include,  but are not limited to, the International
Bank for  Reconstruction and Development (the World Bank), the Asian Development
Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign   government   securities  also  include  fixed  income   securities  of
quasi-governmental  agencies  that are  either  issued  by  entities  owned by a national,  state or equivalent government or are obligations of a political unit that  are not  backed  by the  national  government's  full  faith  and  credit.
Further,  foreign  government  securities  include  mortgage-related  securities
issued  or   guaranteed   by   national,   state  or   provincial   governmental
instrumentalities, including quasi-governmental agencies.

The Prime  Money  Market  Fund may also  invest in  Eurodollar  Certificates  of
Deposit  ("ECDs")  which are U.S.  dollar  denominated  certificates  of deposit issued by offices of foreign  and  domestic  banks  located  outside  the United
States;  Eurodollar  Time Deposits  ("ETDs") which are U.S.  dollar  denominated deposits in a foreign  branch of a U.S.  bank or a foreign  bank;  Canadian Time
Deposits  ("CTDs") which are essentially the same as ETDs except they are issued by Canadian  offices of major Canadian  banks;  Yankee  Certificates  of Deposit
("Yankee CDs") which are  certificates  of deposit issued by U.S.  branches of a foreign  bank  denominated  in  U.S.  dollars  and  held in the  United  States;
Canadian Commercial Paper ("CCP"),  which is U.S. dollar denominated  commercial paper  issued by a  Canadian  corporation  or a  Canadian  subsidiary  of a U.S.
corporation;  and in  Europaper,  which is U.S.  dollar  denominated  commercial paper of a foreign issuer which,  in each case, is rated at the time of purchase by one or more  appropriate  NRSROs in one of the two highest rating  categories for short-term debt  obligations or, if not rated,  determined by the Adviser to be of comparable  quality to instruments that are so rated.  Under normal market conditions,  the Prime  Money  Market  Fund will not invest more than 20% of its total assets in such foreign securities.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial  indices  or other  assets.  Some  derivative  contracts
(such as futures,  forwards and options) require  payments  relating to a future trade  involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)  require  payments  relating to the income or returns from the underlying
asset.  The  other  party  to  a  derivative   contract  is  referred  to  as  a
counterparty.

Many  derivative  contracts are traded on securities or  commodities  exchanges.
In this case,  the exchange  sets all the terms of the  contract  except for the
price.   Investors  make  payments  due  under  their   contracts   through  the
exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against  potential  defaults  by  the  counterparty.  Trading  contracts  on  an exchange  also allows  investors to close out their  contracts by entering  into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges  may limit the  amount of open  contracts  permitted  at any one time.
Such limits may prevent the Fund from closing out a position.  If this  happens, the Fund will be required to keep the contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to  close  out a  contract  could  also  harm  the  Fund by  preventing  it from disposing  of or trading any assets it has been using to secure its  obligations under the contract.

The  Funds  may  also  trade  derivative  contracts  over-the-counter  (OTC)  in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease a Fund's  exposure to market and currency  risks,  and may also expose the Fund to liquidity and leverage  risks.
OTC  contracts  also  expose  the  Fund to  credit  risks  in the  event  that a counterparty defaults on the contract.

The Bond Fund may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide for the future sale by one party and  purchase by another  party of a specified  amount of an  underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred  to as buying a contract or holding a long  position in the asset.  Entering into a contract to sell an underlying  asset is commonly referred to as selling a contract  or holding a short  position in the asset.
   Futures  contracts  are  considered  to  be  commodity   contracts.   Futures
   contracts traded OTC are frequently referred to as forward contracts.

   The Fund may buy/sell financial futures contracts.

   Options
   Options are rights to buy or sell an underlying  asset for a specified  price
   (the exercise  price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer) of the option.  A put option  gives the holder the right to sell the underlying  asset to the writer of the option.  The writer of the option  receives  a payment,  or  premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities in  anticipation  of an increase in the value of the underlying asset;

|     Buy put options on portfolio  securities in  anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its  portfolio securities  and on financial or stock index futures  contracts (as permitted)
   to generate  income from premiums,  and in anticipation of a decrease or only limited  increase in the value of the underlying  asset. If a call written by the  Fund is  exercised,  the  Fund  foregoes  any  possible  profit  from an increase in the market price of the underlying  asset over the exercise price plus the premium received.

   Each Fund may also write put  options  on all or a portion  of its  portfolio securities  and on financial or stock index futures  contracts (as permitted)
   to generate income from premiums,  and in anticipation of an increase or only limited  decrease  in the value of the  underlying  asset.  In writing  puts, there  is a risk  that  the  Fund may be  required  to take  delivery  of the underlying  asset when its current  market  price is lower than the  exercise price.

   When the Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for the Money Market Funds

A nationally  recognized  rating  service's two highest  rating  categories  are determined  without  regard for  sub-categories  and  gradations.  For  example, securities  rated  SP-1+,  SP-1,  or SP-2 by  Standard  & Poor's  Ratings  Group
("S&P"),  MIG-1 or MIG-2 by Moody's  Investors  Service,  Inc.  ("Moody's"),  or
F-1+, F-1, or F-2 by Fitch Investors Service,  Inc. ("Fitch") are all considered rated in one of the two highest short-term rating  categories.  The Money Market
Funds will  follow  applicable  regulations  in  determining  whether a security rated by more than one rating  service can be treated as being in one of the two highest short-term rating categories;  currently,  such securities must be rated by two  rating  services  in one of their two  highest  rating  categories.  See
"Regulatory Compliance."

Special Transactions

   Repurchase Agreements
   Repurchase  agreements  are  transactions  in which the Fund buys a  security from a dealer or bank and  agrees  to sell the  security  back at a  mutually agreed  upon time and price.  The  repurchase  price  exceeds the sale price, reflecting  the Fund's  return on the  transaction.  This return is unrelated to the  interest  rate on the  underlying  security.  A Fund will  enter into
   repurchase   agreements  only  with  banks  and  other  recognized  financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds'  custodian or subcustodian  will take possession of the securities subject to repurchase  agreements.  The Adviser or subcustodian  will monitor the value of the  underlying  security  each day to ensure  that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase  agreements are repurchase agreements in which the Fund is the  seller  (rather  than  the  buyer)  of the  securities,  and  agrees  to repurchase  them at an agreed  upon  time and  price.  A  reverse  repurchase agreement  may be  viewed  as a  type  of  borrowing  by  the  Fund.  Reverse repurchase  agreements  are subject to credit  risks.  In  addition,  reverse repurchase  agreements create leverage risks because the Fund must repurchase the underlying security at a higher price,  regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed  delivery  transactions,  including  when  issued  transactions,  are arrangements in which the Fund buys securities for a set price,  with payment and  delivery  of the  securities  scheduled  for a future  time.  During the period  between  purchase and  settlement,  no payment is made by the Fund to the  issuer  and no  interest  accrues  to the  Fund.  The Fund  records  the transaction  when it agrees to buy the securities and reflects their value in determining  the  price of its  shares.  Settlement  dates  may be a month or more after entering into these  transactions so that the market values of the securities  bought  may vary from the  purchase  prices.  Therefore,  delayed delivery  transactions  create  interest  rate  risks for the  Fund.  Delayed
   delivery   transactions   also  involve  credit  risks  in  the  event  of  a
   counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed  delivery  transactions,  a seller agrees to issue a
      TBA  security at a future date.  However,  the seller does not specify the particular  securities  to be  delivered.  Instead,  the  Fund  agrees  to accept any security  that meets  specified  terms.  For example,  in a TBA mortgage backed transaction,  the Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  The seller would not identify the specific  underlying  mortgages until it issues the security.  TBA mortgage  backed  securities  increase  interest rate risks because the underlying  mortgages may be less  favorable than  anticipated by the Fund.

   Securities Lending
   The Fund may lend  portfolio  securities to borrowers  that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities  from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned  securities  increases.  Also, the borrower must pay the Fund the  equivalent  of any  dividends or interest  received on the loaned securities.

   The Fund will  reinvest  cash  collateral  in  securities  that qualify as an acceptable  investment for the Fund.  However,  the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to  termination  at the option of the Fund or the borrower.
   The Fund  will not have the  right to vote on  securities  while  they are on loan, but it will  terminate a loan in  anticipation  of any important  vote.
   The Fund may pay  administrative and custodial fees in connection with a loan and  may  pay a  negotiated  portion  of the  interest  earned  on  the  cash collateral to a securities lending agent or broker.

   Securities  lending  activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with  derivatives  contracts or special  transactions,  the Fund will  either own the  underlying  assets, enter  into  an  offsetting  transaction  or  set  aside  readily  marketable securities  with a value  that  equals or  exceeds  the  Fund's  obligations.
   Unless the Fund has other readily  marketable  assets to set aside, it cannot trade  assets  used to  secure  such  obligations  without  entering  into an offsetting  derivative  contract or terminating a special  transaction.  This may cause the Fund to miss  favorable  trading  opportunities  or to  realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest its assets in  securities  of other  investment  companies, including  the  securities of  affiliated  money market  funds,  as an efficient means of carrying out their  investment  policies  and  managing any  uninvested cash.

INVESTMENT RISKS
================================================================================

There are many factors which may affect an  investment in the Funds.  The Funds'
principal  risks are described in the  prospectus.  Additional  risk factors are outlined below.

Liquidity Risks
Trading  opportunities  are more limited for fixed income  securities  that have not received any credit ratings,  have received  ratings below  investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security  at a  favorable  price  or  time.  Consequently,  the Fund may have to accept a lower price to sell a security,  sell other securities to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's  performance.  Infrequent  trading of securities  may also lead to an increase in their price volatility.

Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security  or close out a  derivative  contract  when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Currency Risks
Exchange rates for currencies  fluctuate daily. The combination of currency risk and  market  risk  tends to make  securities  traded  in  foreign  markets  more volatile than securities traded exclusively in the U.S.

The Adviser  attempts to manage  currency  risk by limiting  the amount the Fund
invests  in  securities   denominated   in  a  particular   currency.   However,
diversification  will not  protect  the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European  Monetary Union (EMU).  With the advent of the Euro,  the  participating  countries  in the EMU can no longer follow independent  monetary  policies.  This may limit these countries' ability to respond to  economic  downturns  or  political  upheavals,  and  consequently reduce the value of  their foreign government securities.

Risks of Foreign Investing
Foreign  securities pose additional  risks because foreign economic or political conditions may be less favorable than those of the United States.  Securities in foreign  markets may also be subject to taxation  policies  that reduce  returns for U.S. investors.

Foreign  companies and banks may not provide  information  (including  financial statements)  as  frequently  or to as great an extent as companies in the United
States.  Foreign  companies  may also receive less  coverage  than United States companies  by market  analysts and the  financial  press.  In addition,  foreign
countries  may  lack  uniform  accounting,   auditing  and  financial  reporting
standards or  regulatory  requirements  comparable  to those  applicable to U.S.
companies.  These  factors may prevent the Fund and its Adviser  from  obtaining information  concerning  foreign  companies  that is as frequent,  extensive and reliable as the information available concerning companies in the United States.

Foreign  countries may have  restrictions on foreign  ownership of securities or
may  impose  exchange  controls,   capital  flow  restrictions  or  repatriation
restrictions which could adversely affect the liquidity of a Fund's investments.
To the extent the Prime Money  Market  Fund and the Money  Market Fund invest in foreign  securities,  its portfolio  securities  may be more affected by foreign economic  and  political  conditions,  taxation  policies,  and  accounting  and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed  income  securities  rise and fall in response to changes in the interest rate paid by similar securities.  Generally,  when interest rates rise, prices of fixed income  securities fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income  securities  to fall while the prices of other  securities  rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the  price of fixed  income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the Fund will lose money.

Many fixed  income  securities  receive  credit  ratings from  services  such as
Standard & Poor's and Moody's  Investor  Services,  Inc. These  services  assign ratings to  securities  by assessing the  likelihood  of issuer  default.  Lower credit ratings  correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an  increased  credit  risk.  An  increase  in the spread will cause the price of the security to decline.

Credit risk includes the  possibility  that a party to a  transaction  involving the Fund will fail to meet its  obligations.  This could  cause the Fund to lose the benefit of the  transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an issuer may redeem a fixed income security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed  income  security  is  called,  the  Fund may  have to  reinvest  the proceeds in other fixed income  securities  with lower  interest  rates,  higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently  refinance high interest rate mortgages when mortgage  rates fall.  This results in the  prepayment  of mortgage  backed
securities  with  higher  interest   rates.   Conversely,   prepayments  due  to
refinancings  decrease when mortgage  rates  increase.  This extends the life of mortgage backed  securities with lower interest  rates.  Other economic  factors
can  also  lead  to  increases  or  decreases  in   prepayments.   Increases  in
prepayments of high interest rate mortgage  backed  securities,  or decreases in prepayments of lower interest rate mortgage backed securities,  may reduce their yield and price. These factors,  particularly the relationship  between interest rates and mortgage  prepayments  makes the price of mortgage  backed  securities more volatile than many other types of fixed income  securities  with comparable credit risks.

Mortgage backed securities  generally  compensate for greater prepayment risk by paying a higher yield.  The  difference  between the yield of a mortgage  backed security and the yield of a U.S.  Treasury  security with a comparable  maturity
(the  spread)  measures  the  additional  interest  paid for risk.  Spreads  may increase  generally  in response to adverse  economic  or market  conditions.  A security's  spread may also  increase if the  security is  perceived  to have an increased  prepayment risk or perceived to have less market demand.  An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest  the  proceeds of  mortgage  prepayments  in other fixed income  securities with lower interest rates,  higher prepayment risks, or other less favorable characteristics.

Risks Associated with Complex CMOs
CMOs with  complex  or  highly  variable  prepayment  terms,  such as  companion classes,  IOs, POs,  Inverse  Floaters and residuals,  generally  entail greater market,  prepayment and liquidity risks than other mortgage  backed  securities.
For example,  their prices are more  volatile  and their  trading  market may be more limited.

FUNDAMENTAL INVESTMENT OBJECTIVES
================================================================================

The Prime Money Market  Fund's  investment  objective is to seek current  income with liquidity and stability of principal.

The  Bond  Fund's  investment   objective  is  to  seek  current  income,   with
preservation of capital as a secondary objective.

The Money Market  Fund's  investment  objective  is to seek current  income with liquidity and stability of principal.

The  Funds'  investment  objectives  are  fundamental  policies  and  may not be changed without a vote of the shareholders of the applicable Fund.

investment limitations - PRIME money market fund and  BOND fund
================================================================================

The  following  investment  restrictions  may be  changed  only by a vote of the majority of the outstanding Shares of a Fund.

      The Prime Money Market Fund will not:

      1.    Purchase  securities  of any  one  issuer,  other  than  obligations issued or guaranteed by the U.S. Government,  its agencies or instrumentalities, if,  immediately  after such  purchase,  more than 5% of the Fund's total assets would be  invested  in such  issuer or the Fund  would hold more than 10% of the outstanding  voting  securities  of the  issuer,  except that 25% or less of the
Fund's total assets may be invested  without regard to such  limitations.  There is no limit to the  percentage  of assets that may be invested in U.S.  Treasury bills, notes, or other obligations issued or guaranteed by the U.S.  Government, its agencies or instrumentalities.

      2.    Purchase  any  securities  which  would  cause  more than 25% of the
Fund's total assets at the time of purchase to be invested in  securities of one or more issuers  conducting  their  principal  business  activities  in the same industry,  provided that (a) there is no limitation  with respect to obligations issued or guaranteed by the U.S. Government,  its agencies or instrumentalities, and repurchase  agreements  secured by obligations of the U.S.  Government,  its agencies  or  instrumentalities;  (b) there is no  limitation  with  respect  to domestic bank  certificates of deposit or bankers'  acceptances,  and repurchase agreements secured by bank instruments;  (c) wholly owned finance companies will be considered to be in the  industries of their parents if their  activities are primarily  related  to  financing  the  activities  of  their  parents;  and (d)
utilities will be divided  according to their  services.  For example,  gas, gas transmission,  electric and gas, electric, and telephone will each be considered a separate industry.

      3.    Borrow  money or issue  senior  securities  except that the Fund may enter into  reverse  repurchase  agreements  and may  otherwise  borrow money or issue senior  securities  as and to the extent  permitted by the 1940 Act or any rule, order or  interpretation  thereunder.  (The 1940 Act currently permits the
Fund to borrow  up to  one-third  the  value of its total  assets at the time of
such  borrowing.)  So  long  as  the  Fund's   borrowings,   including   reverse
repurchase  agreements  and dollar  roll  agreements,  exceed 5% of such  Fund's total assets, the Fund will not acquire any portfolio securities.

      4.    Make  loans,  except  that  the  Fund  may  purchase  or  hold  debt instruments  and lend  portfolio  securities in accordance  with its  investment objective and  policies,  make time deposits  with  financial  institutions  and enter into repurchase agreements.

      5.    Underwrite  the securities  issued by other  persons,  except to the extent  that  the  Fund  may  be  deemed  to be  an  underwriter  under  certain securities laws in the disposition of "restricted securities";

      6.    Purchase or sell real estate  (although  investments  in  marketable securities of companies  engaged in such  activities and  securities  secured by real estate or interests therein are not prohibited by this restriction); and

      7.    Purchase or sell  commodities  or commodities  contracts,  except to the extent  disclosed  in the current  prospectus  or  statement  of  additional information of such Fund.

      The Bond Fund will not:

      1.    Purchase  securities  of any  one  issuer,  other  than  obligations issued or guaranteed by the U.S. Government,  its agencies or instrumentalities, if,  immediately  after such  purchase,  more than 5% of the Fund's total assets would be  invested  in such  issuer or the Fund  would hold more than 10% of the outstanding  voting  securities  of the  issuer,  except that 25% or less of the
Fund's total assets may be invested  without regard to such  limitations.  There is no limit to the  percentage  of assets that may be invested in U.S.  Treasury bills, notes, or other obligations issued or guaranteed by the U.S.  Government, its agencies or instrumentalities.

      2.    Purchase  any  securities  which  would  cause  more than 25% of the
Fund's total assets at the time of purchase to be invested in  securities of one or more issuers  conducting  their  principal  business  activities  in the same industry,  provided that (a) there is no limitation  with respect to obligations issued or guaranteed by the U.S. Government,  its agencies or instrumentalities, and repurchase  agreements  secured by obligations of the U.S.  Government,  its agencies  or  instrumentalities;  (b) wholly  owned  finance  companies  will be considered  to be in the  industries of their  parents if their  activities  are primarily  related  to  financing  the  activities  of  their  parents;  and (c)
utilities  will be divided  according to their  services (for example,  gas, gas transmission,  electric and gas, electric, and telephone will each be considered a separate industry).

      3.    Borrow  money or issue  senior  securities  except that the Fund may enter into  reverse  repurchase  agreements  and may  otherwise  borrow money or issue senior  securities  as and to the extent  permitted by the 1940 Act or any rule, order or interpretation  thereunder.  (The 1940 Act currently permits each
Fund to borrow  up to  one-third  the  value of its total  assets at the time of such borrowing.)

      4.    Make  loans,  except  that  the  Fund  may  purchase  or  hold  debt instruments  and lend  portfolio  securities in accordance  with its  investment objective and  policies,  make time deposits  with  financial  institutions  and enter into repurchase agreements.

      5.    Purchase  securities on margin,  except for use of short-term credit necessary for clearance of purchases of portfolio  securities,  except as may be necessary  to make margin  payments in  connection  with  derivative  securities transactions,  and except to the extent  disclosed in the current  prospectus or statement of additional information of such Fund;

      6.    Underwrite  the securities  issued by other  persons,  except to the extent  that  the  Fund  may  be  deemed  to be  an  underwriter  under  certain securities laws in the disposition of "restricted securities";

      7.    Purchase or sell real estate  (although  investments  in  marketable securities of companies  engaged in such  activities and  securities  secured by real estate or interests therein are not prohibited by this restriction); and

      8.    Purchase or sell  commodities  or commodities  contracts,  except to the extent  disclosed  in the current  prospectus  or  statement  of  additional information of such Fund.

The  following  investment  restrictions  may be changed  without  the vote of a majority of the outstanding Shares of a Fund.

      1.    Both  Funds  may  not  purchase   securities  of  other   investment
companies,  except (a) in connection with a merger,  consolidation,  acquisition or reorganization,  and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

      2.    Both Funds may not  mortgage  or  hypothecate  the Fund's  assets in excess of one-third of such Fund's total assets.

      3.    The Prime  Money  Market  Fund may not  engage  in any short  sales.
However,  the Bond Fund may not engage in short sales of any  securities  at any time if,  immediately  after and as a result of the short sale, the market value of  securities  sold  short by such Fund  would  exceed 25% of the value of that
Fund's total assets.

      4.    The  Prime  Money  Market  Fund  will  limit   investments   in  the
securities of any single issuer (other than  securities  issued or guaranteed by
the  U.S.  Government,   its  agencies  or   instrumentalities   and  repurchase
agreements  collateralized  by such securities) to not more than 5% of the value of its total  assets  at the time of  purchase,  except  for 25% of the value of their total  assets  which may be invested in First Tier  Securities  of any one issuer  for a period  of up to three  business  days,  in order to  comply  with
Securities and Exchange Commission regulations relating to money market funds.

      5.    The Prime Money Market Fund may not  purchase or  otherwise  acquire any security if, as a result,  more than 10% of its net assets would be invested in securities that are illiquid.

      6.    The Bond Fund may not  purchase or  otherwise  acquire any  security if,  as a  result,  more  than  15% of its  net  assets  would  be  invested  in securities that are illiquid.

      If any percentage  restriction or requirement described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a change in asset value will not  constitute a violation of such restriction  or  requirement.  However,  should a change in net  asset  value or other  external  events cause a Fund's  investments  in illiquid  securities  to exceed the limit set forth in this Statement of Additional  Information  for its investment  in illiquid  securities,  such Fund will act to cause the  aggregate amount  of such  securities  to come  within  such  limit as soon as  reasonably practicable.  In such an event,  however, no Fund would be required to liquidate any  portfolio  securities  where such Fund  would  suffer a loss on the sale of such securities.

INVESTMENT LIMITATIONS - money market fund
================================================================================

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act), any rule or order thereunder, or any SEC staff interpretation thereof.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Fund may be considered to be an underwriter under the Securities Act of 1933.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.
Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than
10% of the outstanding voting securities of that issuer.

The  above  limitations  cannot be  changed  unless  authorized  by the Board of
Trustees  (Board)  and by the  "vote of a  majority  of its  outstanding  voting securities,"  as defined by the 1940 Act. The  following  limitations,  however, may be changed by the Board without shareholder  approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Restricted and Illiquid Securities
The Fund may invest in restricted securities.  Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.  Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's Trustees.
Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fundin shares of other investment companies may be subject to such duplicate expenses. At the present time, the
Funds expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."

Except with respect to borrowing  money,  if a percentage  limitation is adhered to at the  time of  investment,  a later  increase  or  decrease  in  percentage resulting  from any change in value or net assets will not result in a violation of such  restriction.  The Fund has no present  intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and  limitations,  the Fund considers  certificates of deposit and demand and time  deposits  issued by a U.S.  branch of a domestic bank or savings and loan  having  capital,  surplus,  and  undivided  profits in excess of $100,000,000 at the time of investment to be "cash items."

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental  operational policies that are more restrictive than their fundamental investment limitations,  as set forth in the prospectus and this statement of additional information,  in order to comply
with  applicable  laws  and   regulations,   including  the  provisions  of  and
regulations under the Investment  Company Act of 1940. In particular,  the Money
Market Funds will comply with the various  requirements of Rule 2a-7 (the Rule), which  regulates  money  market  mutual  funds.  The  Money  Market  Funds  will determine the  effective  maturity of their  investments  according to the Rule.
The Money Market Funds may change these operational  policies to reflect changes in the laws and regulations without the approval of their shareholders.

Portfolio Turnover

      The  portfolio  turnover rate for the Bond Fund may vary greatly from year to year as well as within a  particular  year,  and may also be affected by cash requirements  for  redemptions  of Shares.  High  portfolio  turnover rates will generally result in higher transaction costs,  including brokerage  commissions, to the Bond Fund and may result in  additional  tax  consequences  to the Fund's
Shareholders.  Portfolio  turnover  will  not be a  limiting  factor  in  making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES
================================================================================

MONEY MARKET FUNDS
The  Board  has  decided  that the best  method  for  determining  the  value of
portfolio   instruments  is  amortized  cost.   Under  this  method,   portfolio
instruments are valued at the acquisition  cost as adjusted for  amortization of premium  or  accumulation  of  discount  rather  than at current  market  value.
Accordingly,  neither  the  amount of daily  income  nor the net asset  value is affected by any unrealized  appreciation or  depreciation  of the portfolio.  In periods of declining  interest  rates,  the indicated daily yield on shares of a
Fund computed by dividing the  annualized  daily income on the Fund's  portfolio by the net asset  value  computed  as above may tend to be higher than a similar computation  made by using a method of  valuation  based upon market  prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's  use of the  amortized  cost  method of valuing  portfolio  instruments depends on its  compliance  with  certain  conditions  in Rule 2a-7 (the "Rule")
promulgated  by the  Securities  and Exchange  Commission  under the  Investment
Company  Act of 1940.  Under  the  Rule,  the Board  must  establish  procedures reasonably  designed to stabilize the net asset value per share, as computed for purposes  of  distribution  and  redemption,  at $1.00 per  share,  taking  into account  current market  conditions  and the Fund's  investment  objective.  The procedures include monitoring the relationship  between the amortized cost value per share and the net asset value per share based upon available  indications of market  value.  The Board will decide  what,  if any,  steps  should be taken if there is a difference  of more than 0.5 of 1% between the two values.  The Board will take any steps they  consider  appropriate  (such as  redemption in kind or shortening the average portfolio  maturity) to minimize any material dilution or other  unfair  results  arising  from  differences  between  the two  methods of determining net asset value.

BOND FUND
Market values of the Bond Fund's portfolio securities are determined as follows:

|     futures  contracts  and  options  are  generally  valued at market  values established  by the exchanges on which they are traded at the close of trading
  on  such  exchanges.   Options  traded  in  the  over-the-counter  market  are
  generally  valued  according  to the  mean  between  the last bid and the last asked  price  for the  option as  provided  by an  investment  dealer or other financial  institution  that deals in the option.  The Board may  determine in good faith that  another  method of valuing such  investments  is necessary to appraise their fair market value;

|     for fixed income  securities,  according to the mean between bid and asked prices as  furnished  by an  independent  pricing  service,  except that fixed income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities at fair value as determined in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?
================================================================================

The Bond Fund's net asset value (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of the Fund.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger  purchases  of the same Share class  reduce the sales charge you pay. You can combine  purchases  of Shares  made on the same day by you,  your spouse and your  children  under  age 21.  In  addition,  purchases  made at one  time by a trustee or fiduciary  for a single trust  estate or a single  fiduciary  account can be combined.

Accumulated Purchases
If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases
You can  combine  concurrent  purchases  of the same share  class of two or more
Vision Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Funds'  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege
You may reinvest,  within 90 days,  your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Funds
The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

|     current  and  retired  employees  and  directors  of M&T  Bank,  M&T  Bank
   Corporation and their subsidiaries;

|     current and former Trustees of the Trust;

|     clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

|     employees (including  registered  representatives) of a dealer which has a selling  group  agreement  with the Funds'  distributor  and consents to such purchases;

|     current and retired employees of any sub-adviser to the Vision Funds; and

|     investors  referred  by any  sub-adviser  to the Vision  Funds.  Immediate
   relatives   include   grandparents,    parents,   siblings,   children,   and
   grandchildren  of a  qualified  investor,  and the  spouse  of any  immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND  SHARES OR ANNUITIES
Investors may purchase  Shares of each Fund at net asset value,  without a sales charge,  with the proceeds from either: (i) the redemption of shares of a mutual fund  which  was  sold  with a sales  charge  or  commission;  or (ii)  fixed or variable  rate  annuities.  The  purchase  must  be made  within  60 days of the redemption,  and  M&T  Bank's  Mutual  Fund  Services  must be  notified  by the investor in writing,  or by the investor's  financial  institution,  at the time the  purchase  is  made,  and must be  presented  satisfactory  evidence  of the redemption.  Redemptions  of mutual fund shares that are subject to a contingent deferred  sales  charge are not  eligible  to purchase  Fund  Shares  under this method.  The  distributor  will  uniformly  and  periodically  offer to pay cash payments as incentives to  broker/dealers  whose  customers or clients  purchase
Shares of a Fund under this "no-load" purchase  provision.  This payment will be made  out of the  distributor's  assets  and not by the  Trust,  the  Funds or a
Fund's shareholders.

HOW ARE THE FUNDS SOLD?
================================================================================

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLANS  (Bond fund and prime money market fund)
As  compensation  type  plans,  the Rule  12b-1  Plans are  designed  to pay the
Distributor (who may then pay investment  professionals such as banks (including
M&T Bank and its affiliates),  broker/dealers,  trust  departments of banks, and registered  investment  advisers) for marketing activities (such as advertising, printing and distributing  prospectuses,  and providing incentives to investment professionals)  to  promote  sales of Shares so that  overall  Fund  assets  are maintained  or  increased.  This  helps the Funds  achieve  economies  of scale, reduce per share  expenses,  and provide cash for orderly  portfolio  management and Share  redemptions.  In addition,  the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor  more or less than its actual marketing expenses.  In no event  will the Fund pay for any  expenses  of the  Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay M&T Bank for providing  shareholder  services and  maintaining shareholder  accounts.  M&T Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment  professionals  may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser.  The  Distributor  may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive such fees for providing  distribution-related or shareholder  services such as sponsoring  sales,  providing sales literature, conducting  training  seminars  for  employees,  and  engineering  sales-related computer software programs and systems.  Also,  investment  professionals may be paid cash or promotional  incentives,  such as reimbursement of certain expenses relating  to  attendance  at  informational  meetings  about  the  Fund or other special  events at  recreational-type  facilities,  or items of material  value.
These  payments  will  be  based  upon  the  amount  of  Shares  the  investment professional  sells or may sell  and/or  upon  the type and  nature  of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
================================================================================
You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Funds reserve the right to determine  whether to accept your  securities  and the minimum  market value to accept.  The Funds will value your  securities  in the same manner as it values its assets.  This  exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES (BOND FUND AND PRIME MONEY MARKET FUND)
================================================================================

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial,  or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
================================================================================

Although  each Fund intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the  Funds  have  elected  to be  governed  by  Rule  18f-1  under  the
Investment  Company Act of 1940, each Fund is obligated to pay Share redemptions to any one  shareholder  in cash only up to the lesser of  $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio  securities,  valued in the same way as the Fund  determines  its NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving  the  portfolio  securities  and selling  them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS
Each Share of a Fund gives the  shareholder  one vote in Trustee  elections  and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting  only a  particular  Fund or class,  only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

As of August 2, 2001, the following shareholders owned of record,  beneficially, or both, 5% or more of outstanding Shares:

--------------------------------------------------------------------------
Fund                      Shareholder Name            Percentage Owned
                          ---------------------------
                          Address
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Bond Fund                 Altru   Company,   57984-5, 85.05%
                          Altoona, PA                 6.04%
                          Altru   Company,   57976-4,
                          Altoona, PA
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Prime Money Market Fund   Altru Company, Altoona, PA  57.26%
                          Wilson           Greatbatch 16.76%
                          Technologies, Inc.,
                          Clarence, NY                11.66%
                          National          Financial
                          Services Co., New York, NY  9.57%
                          Manufacturers   &   Traders
                          Trust Co.,
                          Buffalo, NY
--------------------------------------------------------------------------

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

TAX INFORMATION
================================================================================

FEDERAL INCOME TAX
Each Fund intends to meet  requirements of Subchapter M of the Internal  Revenue
Code applicable to regulated  investment  companies.  If these  requirements are not met, it will not receive  special tax treatment and will pay federal  income tax.

Each Fund will be treated as a single,  separate  entity for federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If  the  Prime  Money  Market  Fund  and  Money  Market  Fund  purchase  foreign securities,  their  investment  income may be subject to foreign  withholding or other  taxes that could  reduce the  return on these  securities.  Tax  treaties between  the  United  States  and  foreign  countries,  however,  may  reduce or eliminate  the amount of foreign  taxes to which the Fund would be subject.  The effective  rate of  foreign  tax  cannot be  predicted  since the amount of Fund assets to be invested within various countries is uncertain.  However,  the Fund intends  to  operate  so  as  to  qualify  for  treaty-reduced  tax  rates  when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
================================================================================

BOARD OF TRUSTEES
The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
Information  about  each  Board  member  is  provided  below and  includes  each person's:  name,  address,  birthdate,  present position(s) held with the Trust, principal  occupations  for the past five years and positions  held prior to the past five years,  and total  compensation  received as a Trustee  from the Trust for its most recent  fiscal year.  The Trust is comprised of eighteen  funds and is the only investment company in the Fund Complex.

-------------------------------------------------------------- ------------
Name                  Principal Occupations                       Total
Birth date          --for Past Five Years                      Compensation
Address               ---------------------------------------     From
Position With Trust                                              Trust*
                      ---------------------------------------

Randall I. Benderson  President and Chief Operating Officer,     $13,000
--------------------  Benderson Development Company, Inc.
570 Delaware Avenue   (construction).
Buffalo, NY
Birth date: January
12, 1955

Trustee

-------------------------------------------------------------- ------------
Joseph J. Castiglia   Director, Energy East Corp.;  Sevenson     $13,000
Roycroft Campus       Environmental Services, Inc.;
21 South Grove        HealthNow New York, Inc., d/b/a Blue
Street, Suite 291     Cross and Blue Shield of Western New
East Aurora, NY       York and Blue Shield of Northeastern
14052                 New York; and Former President, Chief
Birth date: July      Executive Officer and Vice Chairman,
20, 1934              Pratt & Lambert United, Inc.
                      (manufacturer of paints and chemical
Trustee               specialties).

---------------------
                    ------------------------------------------ ------------
John S. Cramer+       President Emeritus, Pinnacle Health        $8,000
4216 Jonathan Lane    System.
Harrisburg, PA 17110
Birth date:
February 22, 1942

Trustee

                    ------------------------------------------ ------------
Mark J. Czarnecki#++  Executive Vice President, M&T Bank,          $0
Manufacturers and     division head for M&T Bank's
Traders Trust         investment area, M&T Investment Group.
Company
One M&T Plaza
Buffalo, NY 14203
Birth date:
November 3, 1955

Trustee
                    ------------------------------------------ ------------
Daniel R. Gernatt,    President and CFO of Gernatt Asphalt       $13,000
Jr.                   Products, Inc.; Executive Vice
Richardson & Taylor   President, Dan Gernatt Gravel
Hollow Roads          Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940

Trustee

-------------------------------------------------------------- ------------
George K.             Retired President, Brand Name Sales,       $12,500
Hambleton, Jr.        Inc. (catalog showroom operator);
1003 Admiral's Walk   Retired President, Hambleton & Carr,
Buffalo, NY           Inc. (catalog showroom operator).
Birth date:
February 8, 1933

Trustee

-------------------------------------------------------------- ------------
Edward C. Gonzales    President, Executive Vice President          $0
Federated Investors   and Treasurer of other funds
Tower                 distributed by Federated Securities
Pittsburgh, PA        Corp.; Vice Chairman, Federated
Birth date: October   Investors, Inc.; Trustee, Federated
22, 1930              Administrative Services; formerly:
                      Trustee or Director of other funds
Chairman and          distributed by Federated Securities
Treasurer             Corp.; CEO and Chairman, Federated
                      Administrative Services; Vice
                      President, Federated Investment
                      Management Company, Federated
                      Investment Counseling, Federated
                      Global Investment Management Corp.
                      and Passport Research, Ltd.; Director
                      and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- ------------
Carl W. Jordan        President, M&T Securities, Inc., since       $0
One M&T Plaza         1998; Administrative Vice President,
Buffalo, NY           M&T Bank, 1995-1998.
Birth date: January
2, 1955

President

--------------------- ---------------------------------------- ------------
Kenneth G. Thompson   Vice President, M&T Bank, since 1999;        $0
One M&T Plaza         Regional Sales Manager, M&T
Buffalo, NY           Securities, Inc., 1995-1999.
Birth date:
September 4, 1964

Vice President

--------------------- ---------------------------------------- ------------
Beth S. Broderick     Vice President, Mutual Fund Services         $0
Federated Investors   Division, Federated Services Company.
Tower
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------- ------------
C. Grant Anderson     Corporate Counsel, Federated                 $0
Federated Investors   Investors, Inc.; Vice President,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date:
November 6, 1940

Secretary

-------------------------------------------------------------- ------------

* This compensation includes payments made to the Trust's Trustees by Vision
Group of Funds, Inc. (Corporation) in their capacity as Directors of the
Corporation. The Corporation reorganized into the Trust on November 8, 2000
(See "How are the Funds Organized?")

# Denotes a Trustee who is deemed to be an interested person as defined in the
1940 Act.

+Mr. Cramer became a member of the Board of Trustees on December 1, 2000.

++ Mr. Czarnecki became a member of the Board of Trustees on August 11, 2000.
He did not receive any fees as of the fiscal year end of the Trust.

As of August 2, 2001, the Funds' Board and Officers as a group owned less than
1% of each Fund's outstanding Shares.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment  decisions for the
Funds.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the Distributor and its affiliates.  The Adviser makes  decisions  on  portfolio  transactions  and  selects  brokers and dealers subject to review by the Funds' Board.

Research Services
Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Adviser in advising  other  accounts.  To the extent that  receipt of these  services  may replace  services for which the Adviser or its  affiliates  might  otherwise  have  paid,  it would  tend to  reduce  their expenses.  The Adviserand its affiliates  exercise  reasonable business judgment in selecting those brokers who offer brokerage and research  services to execute securities  transactions.  They determine in good faith that commissions charged by such persons are  reasonable  in  relationship  to the value of the brokerage and research services provided.

Investment  decisions for the Funds are made  independently  from those of other accounts  managed  by the  Adviser.  When  the  Funds  and one or more of  those accounts  invests in, or disposes of, the same security,  available  investments or  opportunities  for sales will be allocated among the Fund and the account(s)
in a manner believed by the Adviser to be equitable.  While the coordination and ability to  participate  in volume  transactions  may benefit  the Funds,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated   Services   Company  (FSC)  and  M&T   Securities,   Inc.   serve  as
co-administrators   to  the  Trust  and   provide   the   Funds   with   certain
administrative   personnel   and  services   necessary  to  operate  the  Funds.
Administrative  services are  provided for an aggregate  annual fee as specified below:

Fees Payable to FSC

                           Average  Aggregate Daily Net
---------------------------Assets of the  Vision  Group
Maximum Fee                of Funds
0.06%                      on the first $2 billion
0.03%                      on the next $3 billion
0.015%                     on  assets  in  excess of $5
                           billion

--------------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.

                           Average  Aggregate Daily Net
---------------------------Assets of the  Vision  Group
Maximum Fee                of Funds
0.04%                      on the first $5 billion
0.015%                     on  assets  in  excess of $5
                           billion

--------------------------------------------------------------------------------

FSC,  through its affiliate  Federated  Shareholder  Services  Company (FSSC), a
registered  transfer  agent,  also serves as transfer  and  dividend  disbursing agent to the  Trust,  and  receives  a  separate  fee from the  Funds  for these transfer agency services.

CUSTODIAN and fund accountant
State Street Bank and Trust  Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Funds.  Foreign  instruments  purchased by a Fund are held by foreign banks  participating in a global custody network coordinated by State Street Bank. State Street Bank also provides  financial  administration and fund accounting  services to the Funds for an aggregate annual fee of 0.045%
of the Funds' average daily net assets.

INDEPENDENT Auditors

The independent  auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United States of
America,  which require it to plan and perform its audits to provide  reasonable
assurance   about  whether  the  Funds'   financial   statements  and  financial
highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES
================================================================================

-----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived      Commissions Paid              Paid/
                                                                   Administrative Fee
                                                                         Waived
                                        -------------------------------------------------
                -------------------------------------------------------------------------
Funds             For the fiscal year     For the fiscal year     For the fiscal year
                         ended                   ended                   ended

                -------------------------------------------------------------------------
                -------------------------------------------------------------------------
                April   June    June    April    June    June   April    June    June
                30,     30,     30,     30, 2001 30,     30,    30, 2001 30,     30,
                 2001*   2000    1999             2000    1999            2000    1999
                -------------------------------------------------------------------------
----------------
Bond Fund       $338,409$345,946$249,439$0       $0      $0     $72,308  $86,487 $55,421
                $111,378$172,973$124,719                        $8,542   $20,180 $7,612
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Prime Money     $793,143$1,191,5$1,012,0$0       $0      $0     $48,807  $446,845$330,250
Market Fund     $354,946$595,791$506,054                        $0       $104,264$39,270
-----------------------------------------------------------------------------------------
* Formerly Governor Funds. The Funds changed their fiscal year end from June 30 to April 30.

----------------------------------------------
--------------   Bond Fund     Prime Money
Fees Paid for                  Market Fund
the fiscal
year ended
April 30, 2001
               -------------------------------
               -------------------------------

----------------------------------------------
-------------- $0            $158,149
12b-1 Fees
Paid
----------------------------------------------
-------------- $0            $86,928
Shareholder
Services Fees
Paid
----------------------------------------------

 HOW DO THE FUNDS MEASURE PERFORMANCE?
================================================================================

The Funds may advertise  Share  performance by using the Securities and Exchange
Commission's  (SEC) standard  method for calculating  performance  applicable to all mutual funds. The SEC also permits this standard performance  information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes  or  differences  in a Fund's or any class of  Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific  period of time,  and includes the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $1,000  initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares  purchased  at the  beginning of the period with $1,000,  less any applicable sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

When  Shares  of a Fund  are in  existence  for less  than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD and Effective yield

The  yield of Shares of the Bond Fund is  calculated  by  dividing:  (i) the net investment  income per Share earned by the Shares over a 30-day period;  by (ii)
the maximum offering price per Share on the last day of the period.  This number is then annualized using semi-annual compounding.  This means that the amount of income  generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Prime Money  Market Fund is based upon the seven days ending on the day of the  calculation,  called the "base  period." This yield is calculated  by:  determining  the net  change  in the  value  of a  hypothetical account with a balance of one Share at the  beginning  of the base period,  with the net  change  excluding  capital  changes  but  including  the  value  of any additional  Shares  purchased with dividends  earned from the original one Share and all dividends  declared on the original and any purchased  Shares;  dividing the net  change  in the  account's  value  by the  value of the  account  at the beginning  of  the  base  period  to  determine  the  base  period  return;  and multiplying  the base period return by 365/7.  The effective  yield of the Prime
Money Market Fund is  calculated by  compounding  the  unannualized  base-period return by: adding one to the base-period return,  raising the sum to the 365/7th power;  and  subtracting  one from the  result.  The yield does not  necessarily reflect  income  actually  earned  by  Shares  because  of  certain  adjustments required by the SEC and, therefore,  may not correlate to the dividends or other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

For the one year  period  ended  April  30,  2001,  the five year  period  ended
April 30,  2001 and the period  from  commencement  of  operations  to April 30,
2001, the average annual total returns for the Funds,  including the performance of any  Fund's  Predecessor  Fund and  predecessor  collective  investment  fund
("CIF") (which CIF  performance  has been restated to reflect the estimated fees for such Fund for the  period  of  October  31,  1995 to July 1,  1997),  are as follows:

Average Annual Total Returns and Yield*
-----------------------------------------------------------
    For the          Bond Fund        Prime Money Market
   following                                 Fund
 periods ended
April 30, 2001
-----------------------------------------------------------
----------------

-----------------------------------------------------------
TOTAL RETURN
-----------------------------------------------------------
-----------------------------------------------------------
1 Year                 4.65%                 5.85%
-----------------------------------------------------------
-----------------------------------------------------------
5 Years                4.63%                  N/A
-----------------------------------------------------------
-----------------------------------------------------------
Start of               4.62%                 5.27%
performance*
-----------------------------------------------------------
-----------------------------------------------------------
YIELD
-----------------------------------------------------------
-----------------------------------------------------------
7-day period            N/A                  4.51%
-----------------------------------------------------------
-----------------------------------------------------------
30-day period          5.25%                  N/A
-----------------------------------------------------------
-----------------------------------------------------------
EFFECTIVE YIELD
-----------------------------------------------------------
-----------------------------------------------------------
7-day period            N/A                  4.61%
-----------------------------------------------------------

* Start of performance for the Bond Fund is October 31, 1995 (the Fund's
predecessor CIF) and start of performance for the Prime Money Market Fund is
October 7, 1996.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references  to  ratings,   rankings,  and  financial  publications  and/or
   performance comparisons of Shares to certain indices;

|     charts,  graphs and illustrations  using the Funds' returns, or returns in
   general,   that   demonstrate   investment   concepts  such  as  tax-deferred
   compounding, dollar-cost averaging and systematic investment;

|     discussions of economic,  financial and political  developments  and their impact on the securities market,  including the portfolio  manager's views on how such developments could impact the Funds; and

|     information  about the  mutual  fund  industry  from  sources  such as the
   Investment Company Institute.

The  Funds  may  compare  their  performance,  or  performance  for the types of securities in which they invest,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

The Funds may quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more  complete view of Share performance.  When comparing performance,  you should consider all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Funds use in advertising may include:

|     Lipper  Analytical  Services,  Inc. ranks funds in various fund categories by making comparative  calculations using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into  account any change in net asset  value over a specific  period of time.  From time to time,  the  Government  Fund and the NY Municipal  Income
   Fund will quote their Lipper rankings in the "General U.S.  Government Funds"
   and  the  "New  York  Municipal  Bond  Funds"  categories,  respectively,  in advertising and sales literature. (All Funds)

|     Lehman  Brothers  Government  (LT)  Index  is an index  composed  of bonds issued by the U.S.  government or its agencies which have at least $1 million outstanding  in principal  and which have  maturities of ten years or longer.
   Index figures are total return figures calculated monthly. (Bond Fund)

|     Lehman   Brothers   Government/Corporate   Total  Index  is  comprised  of
   approximately  5,000  issues which  include  non-convertible  bonds  publicly issued by the U.S. government or its agencies;  corporate bonds guaranteed by the U.S.  government and  quasi-federal  corporations;  and publicly  issued, fixed-rate,  non-convertible domestic bonds of companies in industry,  public utilities,  and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years.  It  calculates  total  returns for one month,  three months, twelve months, and ten year periods, and year-to-date. (Bond  Fund)

|     Lehman  Brothers  Aggregate  Bond Index is a total return index  measuring both  the  capital  price  changes  and  income  provided  by the  underlying universe of securities,  weighted by market value outstanding.  The Aggregate
   Bond  Index is  comprised  of the  Lehman  Brothers  Government  Bond  Index,
   Corporate Bond Index,  Mortgage-Backed  Securities  Index and the Yankee Bond
   Index. These indices include: U.S. Treasury obligations,  including bonds and notes;  U.S. agency  obligations,  including those of the Farm Credit System, including  the National  Bank for  Cooperatives  and Banks for  Cooperatives;
   foreign    obligations,    U.S.    investment-grade    corporate   debt   and
   mortgage-backed  obligations.  All  corporate  debt included in the Aggregate
   Bond Index has a minimum  rating of BBB by S&P or Fitch,  or a minimum rating of Baa by Moody's. (Bond Fund)

|     Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof.  These quality parameters are based on composites of ratings assigned by Standard and
   Poor's Ratings Group and Moody's Investors Service, Inc.  Only notes and bonds with a minimum maturity of one year are included. (Bond Fund)

|     AMEX  Market  less than $10  million  at the start and at the close of the performance  measurement period.  Corporate  instruments must be rated by S&P or by Moody's as  investment  grade issues (i.e.,  BBB/Baa or better).  (Bond
   Fund)

|     Merrill Lynch Domestic  Master Index includes  issues which must be in the form of publicly  placed,  nonconvertible,  coupon-bearing  domestic debt and must carry a term to maturity of at least one year.  Par amounts  outstanding must be no less  than  $10  million  at the  start  and at the  close  of the performance  measurement period. The Domestic Master Index is a broader index than the Merrill Lynch  Corporate  and  Government  Index and  includes,  for example,  mortgage  related  securities.  The  mortgage  market is divided by agency,  type of  mortgage  and  coupon and the  amount  outstanding  in each agency/type/coupon  subdivision  must be no less  than  $200  million  at the start  and at the  close of the  performance  measurement  period.  Corporate instruments  must be rated by S&P or by Moody's as  investment  grade  issues
   (i.e., BBB/Baa or better). (Bond Fund)

|     Salomon  Brothers  AAA-AA  Corporate  Index  calculates  total  returns of approximately  775  issues  which  include  long-term,  high  grade  domestic corporate  taxable  bonds,  rated AAA-AA with  maturities  of twelve years or more and companies in industry, public utilities, and finance. (Bond Fund)

|     Salomon  Brothers   Long-Term  High  Grade  Corporate  Bond  Index  is  an
   unmanaged  index of  long-term  high  grade  corporate  bonds  issued by U.S.
   corporations with maturities ranging from 10 to 20 years. (Bond Fund)

|     Lehman  Brothers  Intermediate   Government/Corporate  Bond  Index  is  an
   unmanaged  index  comprised  of all the bonds  issued by the Lehman  Brothers
   Government/Corporate  Bond Index with  maturities  between 1 and 9.99  years.
   Total  return  is based on price  appreciation/depreciation  and  income as a percentage  of the original  investment.  Indices are  rebalanced  monthly by market capitalization. (Bond Fund)

|     The Salomon Brothers Total Rate-of-Return Index for mortgage  pass-through securities  reflects  the entire  mortgage  pass-through  market and reflects their  special  characteristics.  The index  represents  data  aggregated  by mortgage pool and coupon within a given sector. A  market-weighted  portfolio is constructed considering all newly created pools and coupons. (Bond Fund)

|     The Merrill  Lynch Taxable Bond Indices  include U.S.  Treasury and agency issues and were  designed to keep pace with  structural  changes in the fixed income market.  The performance  indicators  capture all rating changes,  new issues, and any structural changes of the entire market. (Bond Fund)

|     Lehman  Brothers  Government  Index is an unmanaged index comprised of all publicly issued,  non-convertible  domestic debt of the U.S.  government,  or any agency thereof,  or any  quasi-federal  corporation and of corporate debt guaranteed  by the U.S.  government.  Only  notes  and  bonds  with a minimum outstanding  principal  of $1 million and a minimum  maturity of one year are included. (Bond Fund)

|     Consumer  Price  Index  is  generally   considered  to  be  a  measure  of
   inflation. (All Funds)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
   Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
   Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,  Inc., an independent rating service, is the publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates more than l,000
   NASDAQ-listed  mutual funds of all types,  according  to their  risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

From time to time,  the Prime Money  Market Fund and the Money  Market Fund will quote their Lipper rankings in the "money market  instrument  funds" category in advertising and sales literature.  Investors may use such a reporting service in addition  to the  Funds'  prospectuses  to  obtain a more  complete  view of the
Funds' performance before investing.  Of course, when comparing Fund performance to any reporting  service,  factors such as composition of the reporting service
and  prevailing   market  conditions  should  be  considered  in  assessing  the significance of such comparisons.

Advertising  and other  promotional  literature may include  charts,  graphs and other  illustrations  using the Funds'  returns,  or returns  in  general,  that
demonstrate  basic  investment   concepts  such  as  tax-deferred   compounding,
dollar-cost  averaging  and  systematic  investment.  In  addition,  a Fund  can compare its performance,  or performance for the types of securities in which it invests,  to a variety of other  investments,  such as  federally  insured  bank products,  including  time  deposits,  bank savings  accounts,  certificates  of deposit,  and  Treasury  bills,  and to money  market  funds  using  the  Lipper
Analytical Services money market instruments  average.  Unlike federally insured bank  products,  the Shares of the Funds are not  insured.  Unlike  money market funds,  which attempt to maintain a stable net asset value,  the net asset value of the Income and Equity  Funds'  Shares  fluctuates.  Advertisements  may quote performance  information  which does not  reflect  the effect of any  applicable sales charges.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over  $7  trillion  to the  more  than  8,157  funds  available according to the Investment Company Institute.

FINANCIAL INFORMATION
================================================================================
The Financial Statements for the Funds, for the fiscal year ended April 30,
2001 are incorporated by reference to the Annual Report to Shareholders of the
Vision Group of Funds dated April 30, 2001.

Each of the Institutional Limited Duration U.S. Government Fund and the
Institutional Prime Money Market Fund is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on
January 8, 2001.

INVESTMENT RATINGS
================================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Other Considerations

Among the factors  considered by Moody's in assigning  bond, note and commercial paper  ratings  are  the  following:  (i) evaluation  of the  management  of the issuer;  (ii) economic  evaluation of the issuer's industry or industries and an appraisal  of  speculative-type  risks which may be  inherent in certain  areas;
(iii)  evaluation  of the  issuer's  products  in relation  to  competition  and customer acceptance;  (iv) liquidity;  (v) amount and quality of long-term debt;
(vi) trend of earnings over a period of 10 years;  (vii) financial strength of a parent  company and the  relationships  which exist with the issuer;  and (viii)
recognition by management of obligations  which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors  considered  by S&P in  assigning  bond,  note and  commercial paper  ratings  are the  following:  (i) trend  of  earnings  and cash flow with allowances  made for  unusual  circumstances,  (ii)  stability  of the  issuer's industry,  (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES
================================================================================

Vision Institutional Prime Money Market Fund

Vision Institutional Limited Duration U.S. Government Fund

Vision Money Market Fund - Institutional Shares

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

Investment Adviser
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.
Item 23.
            (a)   (i)   Conformed copy of Amended Articles of Incorporation   of the
                  Registrant; (21)
                  (ii)  Conformed copy of Articles Supplementary; (8)
                  (iii) Conformed copy of Articles Supplementary dated May 29, 1996;
                        (15)
(iv)  Conformed copy of Articles Supplementary dated  April 20, 1998; (21)
(v)         Conformed Copy of Articles of Amendment effective     June 1, 1999;
                     (25)
(vi)        Conformed Copy of Articles Supplementary effective          June 1,
                     1999; (25)
(vii)       Conformed copy of Articles Supplementary, dated June 21, 1999; (30)
                  (viii)Conformed copy of Certificate of Correction, dated August 3,
                        1999; (30)
(ix)  Conformed copy of Articles of Amendment, dated August 2, 1999; (30)
(x)   Conformed copy of Articles Supplementary, dated August 2, 1999; (30)
(xi)  Conformed copy of Articles of Amendment, dated October 14, 1999; (30)
(xii) Conformed copy of Articles Supplementary, dated June 1, 2000; (30)
(xiii)      Conformed copy of Agreement and Declaration of Trust of Vision
                        Group of Funds, a Delaware Business Trust (reorganization of
                        Registrant); (33)
                  (xiv) Conformed copy of Certificate of Trust of Vision Group of Funds, a Delaware Business Trust (reorganization of Registrant); (33)
            (b)   (i)   Copy of By-Laws of the Registrant; (11)
                  (ii)  Copy of Amendment No. 1 to Bylaws; (21)

+   All exhibits have been filed electronically
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 11 on Form N-1A filed September 3, l993.  (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed June 27, 1994.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 24 on Form N-1A filed December 20, 1996.  (File Nos. 33-20673 and 811-5514)
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and
      811-5514)
25.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and
      811-5514)

                  (iii) Copy of By-Laws of Vision Group of Funds, a Delaware
                        Business Trust (reorganization of Registrant); (31)
            (c)   (i)   Copy of Specimen Certificate for Shares of Capital Stock of
                        the Registrant; (8)
                  (ii)  Copy of Specimen Certificate for Shares of Capital Stock of
                        the Vision Capital Appreciation Fund; (15)
            (d)   (i)   Conformed copy of Investment Advisory Contract of the
                        Registrant; (9)
(ii)        Conformed copy of Sub-advisory Agreement for the      Vision New
                     York Tax-Free Money Market Fund; (23)
                  (iii) Conformed copy of Exhibit B to Investment Advisory Contract;
                        (14)
(iv)   Conformed copy of Exhibit C to Investment Advisory   Contract; (19)
(v)         Conformed copy of Investment Advisory Contract for    the Vision
                     New York Tax-Free Money Market Fund    including Exhibit A; (23)
                  (vi)  Conformed copy of Exhibit D to the Investment Advisory
                        Contract; (28)
                  (vii) Conformed copy of Exhibit E to the Investment Advisory
                        Contract; (28)
                  (viii)Conformed copy of Assignment of Sub-Advisory Agreement for
                        Vision New York Tax-Free Money Market Fund; (28)

+   All exhibits have been filed electronically
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 11 on Form N-1A filed September 3, l993.  (File Nos. 33-20673 and 811-5514)
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 24 on Form N-1A filed December 20, 1996.  (File Nos. 33-20673 and 811-5514)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 29 on Form N-1A filed September 24, 1997.  (File Nos. 33-20673 and
      811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and
      811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
31.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)

                 (ix)   Conformed copy of Sub-advisory Agreement for the Vision Mid
                        Cap Stock Fund; +
                 (x)    Conformed copy of Sub-advisory Agreement for the Vision
                        Large Cap Growth Fund; (33)
                 (xi)   Conformed copy of Investment Advisory Contract Letter
                        Agreement, dated October 24, 2000. (33)
                 (xii)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (11 funds) dated November 1, 2000, and Exhibits A through K; +
                 (xiii) Conformed copy of Investment Advisory Agreement of the
                        Registrant (2 money market funds) dated
                        November 1, 2000; +
                 (xiv)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (5 funds) dated November 1, 2000, and Exhibits A through D; +
                 (xv)   Conformed copy of Sub-Advisory Agreement for the Vision New
                        York Tax-Free Money Market Fund, dated November 1, 2000; +
                 (xvi)  Conformed copy of Sub-Advisory Agreement for the Vision
                        Small Cap Stock Fund (Mazama Capital Management, Inc.),
                        dated July 2, 2001; +
            (e)  (i)    Conformed copy of Distributor's Contract of the
                        Registrant; (9)
                 (ii)   Conformed copy of Exhibit C to Distributor's Contract; (14)
                 (iii)  Conformed copy of Exhibit D to the Distributor's
                        Contract; (20)
(iv)        Conformed copy of Exhibit E to the Distributor's      Contract; (22)
(v)         Conformed Copy of Exhibit F to the Distributor's Contract;  (25)
(vi)        Conformed Copy of Exhibits G & H to the Distributor's
                     Contract; (26)
                 (vii)  Conformed copy of Administrative Services Agreement of the
                        Registrant; (9)
(viii)      Conformed copy of Shareholder Services Plan of Registrant; (9)

__________________________________
                                  --
+   All exhibits have been filed electronically
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 30 on Form N-1A filed December 22, 1997.  (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and
      811-5514)
25.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed April 14, 2000 (File Nos. 33-
      20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and
      811-5514)

I.          Conformed copy of Exhibit A to Amended and Restated   Shareholder
                    Services Plan; (22)
II.         Conformed copy of Amendment #2 to Exhibit A to  Amended and
                    Restated Shareholder Services Plan; (26)
III.        Conformed copy of Amended and Restated Shareholder    Services
                    Agreement; (13)
IV.         Copy of Amendment No. 1 to Exhibit A to Shareholder   Services
                    Agreement; (14)
(xiii)      Conformed Copy of Amendment No. 2 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xiv)  Conformed copy of Amendment No. 1 to Exhibit A to
                 Amended and Restated Shareholder Services Plan; (24)
                 (xv)   Conformed copy of Amendment No. 3 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvi)  Conformed copy of Amendment No. 4 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvii) Conformed copy of Exhibit I to the Distributor's
                        Contract; (28)
                 (xviii)Conformed copy of Amendment No. 3 to Exhibit A to
                        Amended and Restated Shareholder Services Plan; (28)
                 (xix)   Conformed copy of Distributor's Contract of the
                         Registrant, dated November 1, 2000; (33)
                 (xx)    Conformed copy of Shareholder Services Agreement
                         Letter Agreement, dated October 24, 2000; (33)
                 (xxi)   Conformed copy of Shareholder Services Plan of the
                         Registrant, dated November 1, 2000. (33)
                 (xxii)  Conformed copy of Agreement for Administrative
                         Services of the Registrant, dated November 1, 2000; +
                 (xxiii) Conformed copy of Shareholder Services Agreement,
                         dated November 8, 2000; +
                 (xxiv)  Form of Exhibit A to the Shareholder Services
                         Agreement; +
                 (xxv)   Form of Exhibit A to the Shareholder Services Plan; +
                 (xxvi)  Form of Exhibit F to the Distributor's Contract; +
            (f)   Not applicable;
            (g)   (i)   Conformed copy of Custodian Agreement of the Registrant; (12)
                  (ii)  Copy of Amendment No. 2 to Exhibit A to
                        Custodian Contract; (14)
                  (iii) Copy of Amendment No. 3 to Exhibit A to Custodian Contract;
                        (18)

__________________________________
                                  --
+   All exhibits have been filed electronically
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed May 3, 1996.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and
      811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and
      811-5514)

                  (iv)  Conformed copy of State Street Domestic Custody Fee
      Schedule; (20)
                  (v)   Conformed copy of Amendment No. 4 to Exhibit A to Custodian
                        Contract; (25)
                  (vi)  Conformed copy of Amendment No. 5 to Exhibit A to
                  Custodian Contract; (26)
                  (vii)  Conformed copy of Custodian Agreement of the
                         Registrant, dated November 8, 2000. (33)
                  (viii)Copy of Schedules A-D to the Custodian Agreement of
                        the Registrant; +
            (h)   (i)   Conformed copy of Agreement for Fund Accounting Services and
                        Transfer Agency Services; (16)
                  (ii)  Copy of Exhibit 1 to Agreement for Fund Accounting Services
                        and Transfer Agency Services; (18)
                  (iii) Conformed copy of Amendment to Administrative Services
                        Agreement and the Agreement for Fund Accounting Services and
                        Transfer Agency Services; (20)
                  (iv)  Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services;
                        (22)
                  (v)    Conformed copy of Amendment #2 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer Agency
                        Services; (24)
                  (vi)   Conformed copy of Amendment #3 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer Agency
                        Services; (26)
                  (vii) Conformed copy of Recordkeeping Agreement including
                         exhibits A-C; (23)
                  (viii)Conformed copy of Amendment #1 to Exhibit A to the
                        Recordkeeping Agreement; (28)
                  (ix)  Conformed copy of Sub-Transfer Agency Agreement; (23)

__________________________________
                                  --
+   All exhibits have been filed electronically
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed December 22, 1997.  (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and
      811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed March 12, 1999.  (File Nos. 33-20673 and
      811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
25.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and
      811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and
      811-5514)

                  (x)   Conformed copy of Amendment No. 1 to Exhibit A of the
                        Sub-Transfer Agency Agreement; (26)
                  (xi)  Conformed copy of Amendment No. 2 to Exhibit A to the
                        Recordkeeping Agreement; (27)
                  (xii) Conformed copy of Amendment No. 4 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer Agency
                        Services. (28)
                  (xiii)Conformed copy of Amendment No. 2 to Exhibit A to the
                        Sub-Transfer Agency Agreement; (30)
                  (xiv) Copy of Exhibit B to the Sub-Transfer Agency Agreement; (30)
                  (xv)  Conformed copy of Agreement for Administrative Services and
                        Transfer Agency Services, dated
                         November 1, 2000; (32)
                  (xvi)  Conformed copy of Financial Administration and
                         Accounting Services Agreement between Registrant
                         And State Street Bank and Trust Company, dated
                         November 8, 2000. (33)
            (i)   Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (11)
            (j)   Conformed copy of Consent of Independent Auditors; +
            (k)   Not applicable;
            (l)   Conformed copy of Initial Capital Understanding; (11)
(m)   (i)   Copy of Rule 12b-1 Plan; (7)
                  (ii)  Conformed copy of 12b-1 Plan for Class B Shares and
      Exhibit A; (26)
                  (iii) Conformed copy of Exhibit B to Rule 12b-1 Plan; (14)
                  (iv)  Conformed copy of Exhibit C to Rule 12b-1 Plan; (20)
                  (v)   Conformed copy of Exhibit D to Rule 12b-1 Agreement; (22)
                  (vi)  Copy of Rule 12b-1 Agreement; (7)
                  (vii) Copy of Exhibit B to Rule 12b-1 Agreement; (14)

__________________________________
                                  --

+ All Exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed June 27, 1994.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 30 on Form N-1A filed December 22, 1997.  (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and
      811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
27.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and
      811-5514)

                  (viii)Copy of Exhibit B to Rule 12b-1 Agreement; (14)
                  (ix)  Copy of Exhibit C to Rule 12b-1 Agreement; (18)
                  (x)   Amended and Restated Plan with conformed copy of Exhibit D;
                        (22)
(xi)  Copy of Dealer (Sales) Agreement; (7)
                  (xii) Conformed copy of Exhibit E to Rule 12b-1 Plan; (24)
                  (xiii)Conformed copy of Exhibit F to Rule 12b-1 Plan; (26)
                  (xiv) Conformed copy of Exhibit B to the Class B Shares Rule
                        12b-1 Plan; (28)
                  (xv)  Conformed copy of Rule 12b-1 Plan Letter Agreement,
                        dated October 24, 2000; (33)
                  (xvi) Conformed copy of Rule 12b-1 Plan regarding Class A
                        Shares and Class S Shares; (33)
                  (xvii) Conformed copy of Rule 12b-1 Plan regarding Class B
                        Shares; (33)
                  (xviii)Form of Rule 12b-1 Agreement. (33)
            (n)   (i)   Conformed copy of the Registrant's Multiple Class Plan with conformed copies of Exhibits A and B; (22)
          (ii)    Conformed copy of Exhibit C to the Multiple Class Plan; (26)
          (iii)   Conformed copy of Exhibit D to the Multiple Class Plan; (28)
          (iv)  Conformed copy of Multiple Class Plan dated November 1, 2000;
                  (33)
          (v)          Conformed copy of Multiple Class Plan dated
                       May 23, 2001; +
          (vi)         Form of Exhibit E to the Multiple Class Plan; +
            (o)   Conformed copy of Power of Attorney; (31)
                  (i) Conformed copy of Power of Attorney of Trustee John S.
                      Cramer; (33)
            (p)   (i)   Copy of Code of Ethics for Access Persons
                        (Manufacturers and Traders Trust Company); (30)
                  (ii)  Copy of Code of Ethics of Vision Group of Funds,
                        Inc.; (29)
                  (iii) Copy of Montag & Caldwell, Inc. Code of Ethics and
                        Standards of Practice; +
                  (iv)  Copy of Independence Investment Associates, Inc. and
                        Subsidiaries Code of Ethics; (30)

__________________________________
                                  --
+  All exhibits have been filed electronically
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
31.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)

33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and
      811-5514)

                  (v)   The Registrant hereby incorporates, on behalf of the
                        Distributor and a Sub-Adviser, the conformed copy of
                        the Code of Ethics for Access Persons from Item 23(p) of the
      Federated Managed Allocation Portfolios
                        Registration Statement on Form N-1A filed with the
                        Commission on January 25, 2001 (File Nos. 33-51247
                        and 811-7129).
                  (vi)  Copy of Code of Ethics of Martindale Andres & Company, LLC;
                        (32)
                  (vii) Copy of Code of Ethics of UBS Brinson/Brinson Partners,
                        Inc.; (32)
                  (viii)Copy of Code of Ethics of LSV Asset Management; +
                  (ix)  Copy of Code of Ethics of Mazama Capital Management,
                        Inc.; +

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            --------------------------------------------------------------
            None

Item 25.    Indemnification:  7
            ----------------

Item 26.    Business and Other Connections of Investment Adviser:
            -----------------------------------------------------

    (a)     M&T Asset Management, a department of Manufacturers & Traders Trust
            Company ("M&T Bank") performs investment advisory services for the
            Registrant.  M&T Bank is the principal banking subsidiary of M&T Bank
            Corporation, a $28.9 billion bank holding company, as of December 31,
            2000, headquartered in Buffalo, New York.  As of December 31, 2000, M&T
            Bank had over 449 offices throughout New York State and Pennsylvania, and an office in Nassau, The Bahamas.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of December 31, 2000,
            M&T Bank had over $7.7 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts).  As of December 3l, 2000,
            M&T Bank managed $2.4 billion in VISION money market mutual fund assets and $313.4 million in net assets of fluctuating mutual funds.  Except for VISION Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of M&T Bank are set forth in the following tables.  Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or
            Employment is with M&T Bank.

_____________________
                     ---------------

+ All Exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)

      (b)
                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

William F. Allyn                Director              President, Welch Allyn
P.O. Box 50                                           Ventures, LLC
Skaneateles Falls, NY  13153-0050

Brent D. Baird                  Director              Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

Robert J. Bennett               Director and          Chairman, M&T Bank
P.O. Box 4983                   Executive Officer     Corporation and Vice
Syracuse, NY  13221-4983                              Chairman, M&T Bank

C. Angela Bontempo              Director              President and Chief
207 Commerce Drive                                    Executive Officer,
Amherst, NY  14228-2302                               Bryant and Stratton
                                                      Business Institute, Inc.

Robert T. Brady                 Director              Chairman of the Board
East Aurora, NY  14052-0018                           and Chief Executive
Officer, Moog Inc.

Emerson L. Brumback             Executive Officer     Executive Vice
One M&T Plaza, 19th Floor                             President, M&T Bank
Buffalo, NY  14203-2396                               Corporation and
                                                      M&T Bank

R. Carlos Carballada            Director              Assistant to the
255 East Avenue                                       Chairman, M&T Bank
3rd Floor                                             Corporation and
Rochester, NY 14604-2624                              M&T Bank

Atwood Collins, III             Executive Officer     Executive Vice
350 Park Avenue                                       President and
6th Floor                                             Chairman,
New York, NY  10022-6022                              New York City Division
                                                      of Manufacturers and
Traders Trust Company;
                                                      and Executive Vice
                                                      President, M&T Bank
                                                      Corporation

Mark J. Czarnecki               Executive Officer     Executive Vice
One M&T Plaza                                         President,
9th Floor                                             Manufacturers and
Buffalo, NY  14203-2399                               Traders Trust Company

Richard E. Garman               Director              President and Chief
2544 Clinton Street                                   Executive Officer,
Buffalo, NY  14224-1092                               A.B.C. Paving Co., Inc.
and Buffalo Crushed                                               Stone, Inc.

                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

James V. Glynn                  Director              President,
151 Buffalo Avenue                                    Maid of the Mist
Suite 204                                             Corporation
Niagara Falls, NY  14303-1288

Brian E. Hickey                 Executive Officer     Executive Vice President
255 East Avenue                                       and President, Rochester
3rd Floor                                             Division-Manufacturers
Rochester, NY  14604-2624                             and Traders Trust
Company; and Executive
                                                      Vice President,
                                                      M&T Bank Corporation

Patrick W.E. Hodgson            Director              President, Cinnamon
60 Bedford Road                                       Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman                Executive Officer     Executive Vice President
700 Corporate Blvd.                                   and President, Hudson
Suite 701                                             Valley Division-Newburgh, NY
12550-6046                                            Manufacturers
                                                      and Traders Trust
Company; and
                                                      Executive Vice
President, M&T Bank                                               Corporation

Samuel T. Hubbard, Jr.          Director              President & Chief
1059 West Ridge Road                                  Executive Officer,
Rochester, NY  14615-2731                             Genessee Corporation

Adam C. Kugler                  Executive Officer     Executive Vice President 350
Park Avenue                                           and Treasurer, M&T Bank
6th Floor                                             Corporation and M&T Bank
New York, NY  10022-6022

Ray E. Logan                    Executive Officer     Executive Vice           One
M&T Plaza                                             President, M&T Bank
11th Floor
Buffalo, NY 14203-2399

Reginal B. Newman, II           Director              President, NOCO
2440 Sheridan Drive                                   Energy Corp.
Tonawanda, NY 14150-9416

Peter J. O'Donnell, Jr.         Director              President and Chief
675 Highland Avenue                                   Executive Officer, Pine
Clark Green, PA 18411-2502                            Tree Management
                                                      Corporation

                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

Jorge G. Pereira                Director              Vice Chairman of the
350 Park Avenue                                       Board, M&T Bank
6th Floor                                             Corporation and
New York, NY  10022-6022                              Manufacturers and
                                                      Traders Trust Company

John L. Pett                    Executive Officer     Executive Vice President
One Fountain Plaza                                    and Chief Credit
9th Floor                                             Officer,
Buffalo, NY  14203-1495                               Manufacturers and
                                                      Traders Trust Company
and M&T Bank Corporation

Michael P. Pinto                Executive Officer     Executive Vice President
One M&T Plaza                                         and Chief Financial
19th Floor                                            Officer, Manufacturers
Buffalo, NY  14203-2399                               and Traders Trust
                                                      Company and M&T Bank
                                                      Corporation

Melinda R. Rich                 Director              President,
P.O. Box 245                                          Rich Entertainment
Buffalo, NY  14240-0245                               Group

Robert E. Sadler, Jr.           Director and          President, Manufacturers
One M&T Plaza                   Executive Officer     and Traders Trust
19th Floor                                            Company and
Buffalo, NY  14203-2399                               Executive Vice
President, M&T Bank
                                                      Corporation

John L. Vensel                  Director              Chairman and Chief Executive
P.O. Box 977                                          Officer, Crucible Materials
Syracuse, NY 13201-0977                               Corporation

Herbert L. Washington           Director              President,
3280 Monroe Avenue                                    H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

Christine B. Whitman            Director              President and Chief
525 Lee Road                                          Operating Officer,
Rochester, NY 14606-4236                              Vecco Instrument, Inc.

Robert G. Wilmers               Director and          President and Chief
One M&T Plaza                   Executive Officer     Executive Officer,
19th Floor                                            M&T Bank Corporation;
Buffalo, NY  14203-2399                               and Chairman of the
Board and Chief                                                         Executive
Officer,                                                          Manufacturers and
Traders Trust Company

Item 27.  Principal Underwriters:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones &
Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund,
Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated
Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.;
Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.; Federated High Income Bond Fund,
Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated
Income Trust; Federated Index Trust; Federated Institutional Trust; Federated
Insurance Series; Federated International Series, Inc.; Federated Investment
Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated
Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.;
Federated Municipal Securities Income Trust; Federated Short-Term Municipal
Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated
Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S.
Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility
Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia
Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall
Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds;
SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The
Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Robert Kowit
                              Richard J. Lazarchic
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Frank Semack
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Ross Cohen
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              David Gilmore
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Nick Ivanov
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              John Nichol
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Roberto Sanchez-Dahl
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Peter Tropaitis
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              David Bruns
                              Hanan Callas
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Kathryn P. Heagy
                              Ram Kolluri
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long
                              Kyle D. Stewart

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

            (c)  Not applicable

Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

VISION Group of Funds                       Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania  15222-3779
                                            (Notices should be sent to the Agent
      for Service at the above address)

                                            5800 Corporate Drive,
                                            Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder                       P.O. Box 8600
Services Company                            Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company                 Federated Investors Tower
("Co-Administrator")                       1001 Libery Avenue
                                           Pittsburgh, Pennsylvania  15222-3779

M&T Securities, Inc.                   One M&T Plaza
("Co-Administrator")                       Buffalo, New York 14240

M&T Asset Management, a department of  One M&T Plaza
Manufacturers and Traders Trust            Buffalo, New York  14240
Company
("Adviser")

Federated Investment Management Company   Federated Investors Tower
("Sub-Adviser" to the Vision New          1001 Liberty Avenue
York Tax-Free Money Market Fund only)     Pittsburgh, Pennsylvania  15222-3779

Independence Investment LLC               53 State Street
("Sub-Adviser" to the Vision Mid Cap       Boston, Massachusetts 02109
Stock Fund only)

Montag & Caldwell, Inc.                   3455 Peachtree Road, N.E.
("Sub-Adviser" to the Vision Large        Suite 1200
Cap Growth Fund only)                     Atlanta, Georgia 30326-3248

Brinson Partners, Inc.                    209 South LaSalle Street
("Sub-Adviser" to the Vision              Chicago, Illinois 60604
International Equity Fund only)

LSV Asset Management                      200 West Madison Street
("Sub-Adviser" to the Vision              Suite 2780
Small Cap Stock Fund only)                Chicago, Illinois 60806

Mazama Capital Management, Inc.           One SW Columbia Street
("Sub-Adviser" to the Vision              Suite 1860
Small Cap Stock Fund only)                Portland, OR 97258

State Street Bank and Trust Company       P.O. Box 8609
("Custodian")                             Boston, Massachusetts 02266-8609

Item 29.    Management Services:  Not applicable.
            --------------------

Item 30.    Undertakings:
            -------------

            Registrant hereby undertakes to comply with the provisions of Section
            16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant  to  the  requirements  of  the  Securities  Act of  1933  and  the
Investment  Company  Act  of  1940,  the  Registrant,  VISION  GROUP  OF  FUNDS,
certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
27th day of August, 2001.

                             VISION GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  August 27, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          August 27, 2001
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               Chairman and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Randall I. Benderson*             Trustee

Joseph J. Castiglia*              Trustee

John S. Cramer*                   Trustee

Mark J. Czarnecki*                Trustee

Daniel R. Gernatt, Jr.*           Trustee

George K. Hambleton, Jr.*         Trustee

* By Power of Attorney